UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 28.9%
Automotive – 0.5%
Ford Motor Credit Co. LLC
	$3,575,000	3.984%		06/15/16	$ 3,804,739
	1,875,000	8.000		12/15/16	2,219,105

					6,023,844

Banks – 8.5%
Abbey National Treasury Services PLC
	1,750,000	2.875		04/25/14	1,761,968
GBP	1,600,000	2.124	(a)	02/16/16	2,688,028
Bank of America Corp.
	$1,650,000	6.000		09/01/17	1,879,802
	3,225,000	5.750		12/01/17	3,660,405
Bank of Scotland PLC(b)
	400,000	5.250		02/21/17	446,131
Barclays Bank PLC(b)
	2,725,000	6.050		12/04/17	3,046,504
BB&T Corp.(c)
	2,025,000	1.600		08/15/17	2,004,682
BPCE SA(b)
	1,680,000	5.700		10/22/23	1,729,936
Capital One Financial Corp.
	2,225,000	1.000		11/06/15	2,221,510
Citigroup, Inc.
	4,650,000	5.000		09/15/14	4,782,455
	1,000,000	3.375		03/01/23	951,864
Commonwealth Bank of Australia(a)(b)(c)
	3,740,000	6.024		12/31/49	3,973,750
Compass Bank
	1,950,000	5.500		04/01/20	2,000,918
Credit Suisse AG(b)
	1,475,000	6.500		08/08/23	1,569,031
ING Bank NV(b)
	4,500,000	2.000		09/25/15	4,574,551
Intesa Sanpaolo SPA
	1,475,000	3.125		01/15/16	1,506,032
	2,925,000	3.875		01/16/18	2,976,165
Lloyds Bank PLC
	1,575,000	2.300		11/27/18	1,565,013
Northern Rock Asset Management PLC(b)
	8,900,000	5.625		06/22/17	10,067,577
Regions Bank
	1,575,000	7.500		05/15/18	1,863,419
Regions Financial Corp.
	3,475,000	5.750		06/15/15	3,700,875
Resona Preferred Global Securities Ltd.(a)(b)(c)
	3,650,000	7.191		12/31/49	3,873,562
Royal Bank of Scotland PLC
	2,825,000	2.550		09/18/15	2,890,165
	1,025,000	9.500	(a)(c)	03/16/22	1,200,050
	1,350,000	6.000		12/19/23	1,359,612
Santander Holdings USA, Inc.(c)
	1,400,000	3.000		09/24/15	1,436,066
Santander UK PLC(b)
	1,125,000	5.000		11/07/23	1,126,157
Sovereign Bank
	975,000	8.750		05/30/18	1,167,718
Sparebank 1 Boligkreditt AS(b)
	9,900,000	2.625		05/26/17	10,294,254
	600,000	1.750		11/15/20	569,700

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Standard Chartered PLC(b)
$2,550,000	3.950%	01/11/23	$ 2,365,181
SunTrust Banks, Inc.(c)
2,450,000	3.600	04/15/16	2,581,440
Union Bank NA
4,800,000	2.125	06/16/17	4,862,121

			92,696,642

Brokerage – 0.9%
Merrill Lynch & Co., Inc.
2,950,000	6.400	08/28/17	3,401,350
Morgan Stanley, Inc.
5,625,000	6.625	04/01/18	6,557,806

			9,959,156

Chemicals – 0.7%
Eastman Chemical Co.
1,925,000	2.400	06/01/17	1,951,077
Ecolab, Inc.
4,650,000	1.450	12/08/17	4,547,120
LYB International Finance BV
1,050,000	4.000	07/15/23	1,033,039

			7,531,236

Construction Machinery – 0.2%
Caterpillar, Inc.
2,275,000	3.803	08/15/42	1,925,256

Consumer Products – 0.6%
Avon Products, Inc.
3,425,000	4.600	03/15/20	3,421,909
Kimberly-Clark Corp.
3,125,000	3.700	06/01/43	2,609,566

			6,031,475

Distributor(b) – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500	09/30/14	1,751,000

Electric – 0.7%
Florida Power & Light Co.(c)
2,132,000	4.125	02/01/42	1,965,021
NV Energy, Inc.
2,075,000	6.250	11/15/20	2,407,000
Puget Sound Energy, Inc.(a)(c)
1,180,000	6.974	06/01/67	1,208,025
Ruwais Power Co. PJSC(b)
740,000	6.000	08/31/36	780,700
Southern California Edison Co.(c)
1,950,000	4.050	03/15/42	1,761,433

			8,122,179

Energy – 2.3%
Anadarko Petroleum Corp.
1,330,000	6.375	09/15/17	1,524,578
BG Energy Capital PLC(a)(c)
3,375,000	6.500	11/30/72	3,690,900
CNOOC Curtis Funding No. 1 Pty Ltd.(b)
700,000	4.500	10/03/23	692,097
Dolphin Energy Ltd.(b)
1,163,050	5.888	06/15/19	1,267,725
1,760,000	5.500	12/15/21	1,918,400

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Ecopetrol SA
$490,000	5.875%		09/18/23	$ 516,950
Gaz Capital SA for Gazprom(d)
1,740,000	9.250		04/23/19	2,135,850
Gazprom Neft OAO Via GPN Capital SA(b)
640,000	6.000		11/27/23	650,400
Nexen, Inc.
1,479,000	6.400		05/15/37	1,674,761
PTTEP Canada International Finance Ltd.(b)
1,990,000	5.692		04/05/21	2,116,862
Rosneft Finance SA
1,570,000	7.875		03/13/18	1,811,388
Transocean, Inc.
2,970,000	6.500		11/15/20	3,376,368
Transportadora de Gas Internacional SA ESP(c)
1,020,000	5.700		03/20/22	1,076,100
Weatherford International Ltd.
1,921,000	9.625		03/01/19	2,465,310

				24,917,689

Food & Beverage(b) – 0.5%
Pernod-Ricard SA
5,425,000	4.450		01/15/22	5,487,681

Health Care – Medical Products – 0.4%
DENTSPLY International, Inc.
1,550,000	2.750		08/15/16	1,585,703
Life Technologies Corp.
1,627,000	6.000		03/01/20	1,869,517
1,090,000	5.000	(c)	01/15/21	1,187,155

				4,642,375

Health Care – Services – 0.3%
Express Scripts Holding Co.
3,475,000	3.125		05/15/16	3,633,819

Home Construction – 0.3%
MDC Holdings, Inc.
1,950,000	5.625		02/01/20	2,022,778
1,575,000	6.000	(c)	01/15/43	1,360,602

				3,383,380

Life Insurance – 1.0%
American International Group, Inc.
1,200,000	2.375		08/24/15	1,224,190
800,000	5.850		01/16/18	916,068
Genworth Financial, Inc.
875,000	8.625		12/15/16	1,035,953
2,375,000	7.625		09/24/21	2,824,137
Genworth Holdings, Inc.
800,000	7.200		02/15/21	926,121
The Northwestern Mutual Life Insurance Co.(b)
3,100,000	6.063		03/30/40	3,482,881

				10,409,350

Media – Cable – 0.1%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
950,000	2.400		03/15/17	968,628

Media – Non Cable – 0.6%
NBCUniversal Media LLC
3,850,000	4.375		04/01/21	4,074,725
WPP Finance UK
2,850,000	8.000		09/15/14	2,991,819

				7,066,544

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining(b) – 0.8%
Glencore Funding LLC
$1,525,000	1.700%		05/27/16	$ 1,526,284
2,400,000	2.500		01/15/19	2,323,963
Xstrata Finance Canada Ltd.
5,025,000	2.700		10/25/17	5,082,039

				8,932,286

Noncaptive – Financial – 0.8%
General Electric Capital Corp.
1,050,000	3.150		09/07/22	1,011,412
2,625,000	5.875		01/14/38	2,985,803
International Lease Finance Corp.
4,000,000	5.750		05/15/16	4,290,000

				8,287,215

Pharmaceuticals – 0.0%
AbbVie, Inc.
275,000	1.750		11/06/17	275,531

Pipelines – 1.0%
Enterprise Products Operating LLC(a)(c)
4,100,000	8.375		08/01/66	4,545,875
1,350,000	7.000		06/01/67	1,382,062
Tennessee Gas Pipeline Co.
1,450,000	8.375		06/15/32	1,870,496
TransCanada PipeLines Ltd.(a)(c)
3,200,000	6.350		05/15/67	3,296,000

				11,094,433

Property/Casualty Insurance – 0.1%
Arch Capital Group Ltd.
1,200,000	7.350		05/01/34	1,509,765

Real Estate Investment Trusts – 3.1%
American Campus Communities Operating Partnership LP(c)
3,175,000	3.750		04/15/23	2,957,941
Camden Property Trust
3,575,000	5.700		05/15/17	3,955,407
CBL & Associates LP(c)
1,675,000	5.250		12/01/23	1,672,868
Developers Diversified Realty Corp.
4,155,000	7.500		04/01/17	4,821,176
HCP, Inc.
1,500,000	6.300		09/15/16	1,682,262
2,950,000	6.000		01/30/17	3,290,683
Health Care REIT, Inc.
2,125,000	2.250		03/15/18	2,100,723
1,557,000	4.125	(c)	04/01/19	1,643,935
Healthcare Trust of America Holdings LP(c)
2,275,000	3.700		04/15/23	2,093,207
Kilroy Realty LP
1,125,000	5.000		11/03/15	1,202,404
2,375,000	6.625		06/01/20	2,708,762
1,500,000	3.800	(c)	01/15/23	1,402,837
ProLogis LP
1,050,000	6.125		12/01/16	1,170,023
Ventas Realty LP/Ventas Capital Corp.(c)
3,250,000	2.700		04/01/20	3,107,228

				33,809,456

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Schools – 0.4%
Rensselaer Polytechnic Institute
	$4,200,000	5.600%	09/01/20	$ 4,486,633

Technology – Hardware – 0.6%
Hewlett-Packard Co.
	2,775,000	3.000	09/15/16	2,891,263
	1,425,000	2.600	09/15/17	1,453,437
NetApp, Inc.
	2,575,000	2.000	12/15/17	2,543,277

				6,887,977

Telecommunications – Cellular(b) – 0.2%
ENTEL Chile SA
	1,800,000	4.875	10/30/24	1,768,500

Tobacco(b) – 0.4%
Imperial Tobacco Finance PLC
	4,920,000	2.050	02/11/18	4,864,994

Transportation(b) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	3,000,000	3.125	05/11/15	3,085,440
	2,025,000	2.500	03/15/16	2,074,647

				5,160,087

Wireless Telecommunications – 0.3%
American Tower Corp.
	3,025,000	3.500	01/31/23	2,757,603

Wirelines Telecommunications – 2.9%
AT&T, Inc.
	2,550,000	2.950	05/15/16	2,664,081
Telefonica Emisiones SAU
	2,300,000	3.192	04/27/18	2,342,264
	1,450,000	5.462	02/16/21	1,536,216
Verizon Communications, Inc.
	4,525,000	3.650	09/14/18	4,796,192
	4,325,000	4.500	09/15/20	4,611,191
	11,875,000	5.150	09/15/23	12,710,047
	2,925,000	6.550	09/15/43	3,421,728

				32,081,719

TOTAL CORPORATE OBLIGATIONS				$ 316,466,453

Mortgage-Backed Obligations – 32.6%
Adjustable Rate Non-Agency(a) – 3.0%
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$2,583,159	0.585%	09/20/66	$ 2,486,671
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(b)
	1,082,927	0.465	09/20/66	1,038,405
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(b)
	2,314,300	0.485	09/20/66	2,218,042
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	3,040,372	0.729	12/20/54	4,992,820
Granite Master Issuer PLC Series 2006-2, Class A5
EUR	3,426,860	0.445	12/20/54	4,684,148

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Granite Master Issuer PLC Series 2006-3, Class A4
	$5,307,769	0.247%	12/20/54	$ 5,250,275
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	541,083	0.465	12/20/54	739,602
Granite Master Issuer PLC Series 2007-1, Class 2A1
	$2,731,182	0.307	12/20/54	2,701,598
Granite Mortgages PLC Series 2003-3, Class 3A
GBP	423,607	0.897	01/20/44	697,949
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
	$944,467	0.406	01/19/36	629,261
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	313,410	0.553	09/21/38	443,798
Leek Finance Number Seventeen PLC Series 2017X, Class A2A
GBP	208,512	0.807	12/21/37	355,263
Leek Finance PLC Series 2017X, Class A2C
EUR	451,776	0.573	12/21/37	640,345
Leek Finance PLC Series 2018X, Class A2B
	$2,141,635	0.506	09/21/38	2,200,500
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	1,625,775	0.994	12/25/46	1,008,481
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	1,081,852	1.058	07/20/33	1,022,486
Thrones PLC Series 2013-1, Class A
GBP	1,034,290	2.017	07/20/44	1,717,589
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	$72,717	2.487	02/25/33	73,203

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 32,900,436

Collateralized Mortgage Obligations – 3.8%
Interest Only(a)(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X
	257,696	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
	818,118	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
	1,047,206	0.000	08/25/33	1

				2

Inverse Floaters(a) – 0.1%
GNMA Series 2001-48, Class SA
	57,371	25.946	10/16/31	83,716
GNMA Series 2001-51, Class SA
	108,827	31.778	10/16/31	170,178
GNMA Series 2001-51, Class SB
	112,467	25.946	10/16/31	181,492
GNMA Series 2002-13, Class SB
	144,082	36.789	02/16/32	230,687

				666,073

Planned Amortization Class – 0.0%
FHLMC REMIC Series 2639, Class UL
	12,206	4.750	03/15/22	12,360
FNMA REMIC Series 2003-134, Class ME
	59,992	4.500	06/25/33	63,114
FNMA REMIC Series 2004-64, Class BA
	41,798	5.000	03/25/34	43,138

				118,612

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 3.7%
FHLMC REMIC Series 2755, Class ZA
$1,272,031	5.000%	02/15/34	$ 1,371,120
FHLMC REMIC Series 4246, Class PT
4,782,154	6.500	02/15/36	5,444,831
FHLMC REMIC Series 4248, Class LM
8,837,649	6.500	05/15/41	10,079,797
FHLMC REMIC Series 4273, Class PD
4,218,995	6.500	11/15/43	4,730,775
FNMA REMIC Series 2011-52, Class GB
2,400,000	5.000	06/25/41	2,593,082
FNMA REMIC Series 2011-99, Class DB
2,125,000	5.000	10/25/41	2,293,044
FNMA REMIC Series 2012-111, Class B
910,765	7.000	10/25/42	1,020,443
FNMA REMIC Series 2012-153, Class B
2,589,144	7.000	07/25/42	2,900,152
NCUA Guaranteed Notes Series 2010-C1, Class APT
6,551,123	2.650	10/29/20	6,647,087
NCUA Guaranteed Notes Series 2010-R1, Class 2A
441,647	1.840	10/07/20	445,701
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,661,000

			41,187,032

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 41,971,719

Commercial Mortgage-Backed Securities – 6.4%
Sequential Fixed Rate – 3.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
800,000	2.373	05/25/22	747,875
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
11,400,000	2.637	01/25/23	10,718,815
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
1,481,671	2.779	09/25/22	1,513,591
FHLMC Multifamily Structured Pass-Through Certificates Series KSMC, Class A2
3,300,000	2.615	01/25/23	3,075,357
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	6,406,199
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
9,000,000	5.509	04/15/47	9,877,875

			32,339,712

Sequential Floating Rate(a) – 3.4%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
11,512,389	6.046	12/10/49	12,992,007
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
10,000,000	3.250	04/25/23	9,846,023
FHLMC Multifamily Structured Pass-Through Certificates Series K034, Class A2
2,100,000	3.531	07/25/23	2,100,902

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
LB Commercial Mortgage Trust Series 2007-C3, Class A1A
$11,542,270	5.839%	07/15/44	$ 12,808,965

			37,747,897

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 70,087,609

Federal Agencies – 19.4%
Adjustable Rate FNMA(a) – 1.1%
12,938	2.341	06/01/33	13,696
2,024,480	2.478	07/01/34	2,150,186
4,658,086	2.288	09/01/34	4,913,694
3,458,039	2.611	05/01/35	3,675,246
1,051,928	2.130	06/01/35	1,101,205

			11,854,027

FHLMC – 2.1%
121	7.000	10/01/14	123
1,581	6.000	12/01/14	1,589
1,044	7.000	05/01/15	1,064
5,593	8.000	07/01/15	5,752
2,978	7.000	02/01/16	3,084
4,568	7.000	03/01/16	4,608
71,812	7.500	05/01/16	75,098
994	5.000	01/01/17	1,057
7,898	5.000	02/01/17	8,400
6,305	5.000	03/01/17	6,707
609	5.000	04/01/17	648
46,748	5.000	09/01/17	49,722
117,966	5.000	10/01/17	125,477
431	7.000	10/01/17	457
75,297	5.000	11/01/17	80,090
31,917	5.000	12/01/17	33,948
45,707	5.000	01/01/18	48,484
114,451	5.000	02/01/18	120,468
81,802	5.000	03/01/18	86,210
55,022	5.000	04/01/18	58,065
32,775	5.000	05/01/18	34,591
24,970	5.000	06/01/18	26,339
53,770	5.000	07/01/18	56,824
17,190	5.000	08/01/18	18,149
85,058	4.500	09/01/18	90,148
6,314	5.000	10/01/18	6,684
13,433	5.000	11/01/18	14,220
139,814	5.000	06/01/19	148,580
177,029	5.000	05/01/23	192,290
515,482	4.500	10/01/23	549,542
65,014	5.500	10/01/25	71,851
83,648	5.500	11/01/25	92,444
17,061	7.000	06/01/26	18,827
22,238	7.500	12/01/30	24,530
32,464	7.500	01/01/31	37,176
975,003	5.500	03/01/33	1,073,982
46,255	5.000	10/01/33	50,198
94,266	6.500	10/01/33	105,838
1,776	5.500	12/01/33	1,956
36,404	5.500	09/01/34	40,075
3,700	5.500	12/01/34	4,073
3,758	5.500	03/01/35	4,115
7,246	5.000	04/01/35	7,864
63,775	5.000	07/01/35	69,133
727,713	5.000	08/01/35	786,828
164,332	5.500	11/01/35	179,954

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$326,733	5.000%	12/01/35	$ 353,561
692	5.500	02/01/36	758
640,668	5.000	03/01/36	692,711
161,037	5.500	06/01/36	176,346
88,655	4.000	08/01/36	91,190
226,779	4.000	09/01/36	233,263
251,816	4.000	10/01/36	259,015
400,196	4.000	12/01/36	411,638
20,023	5.500	12/01/36	21,872
5,358	5.500	01/01/37	5,852
1,541,573	5.000	02/01/37	1,665,805
6,076	5.500	04/01/37	6,637
7,984	5.500	05/01/37	8,720
156,020	5.500	07/01/37	170,416
161,150	5.500	08/01/37	176,020
188,244	5.500	10/01/37	205,613
15,330	5.500	11/01/37	16,744
660,695	5.000	01/01/38	713,939
3,248	5.500	01/01/38	3,548
143,710	5.500	02/01/38	157,018
21,820	5.000	03/01/38	23,578
400,704	5.500	03/01/38	437,812
578,839	5.500	04/01/38	632,391
35,286	5.500	05/01/38	38,553
1,058,738	5.500	07/01/38	1,156,784
188,585	5.500	08/01/38	206,049
5,663	5.500	09/01/38	6,187
35,458	6.500	09/01/38	39,542
22,927	5.500	11/01/38	25,050
262,580	5.500	12/01/38	286,993
1,799,817	5.000	01/01/39	1,947,229
158,562	5.500	01/01/39	173,247
2,392,213	7.000	02/01/39	2,682,923
61,642	5.500	03/01/39	67,514
466,446	5.000	06/01/39	504,650
345,141	4.500	09/01/39	366,685
16,097	5.500	10/01/39	17,810
532,493	5.500	12/01/39	581,806
37,672	5.500	03/01/40	42,174
81,508	5.500	06/01/40	89,056
214,131	5.000	08/01/40	231,684
1,811,995	5.500	08/01/40	1,979,797
351,829	5.000	09/01/40	380,263
11,365	4.500	11/01/40	12,049
103,645	4.500	03/01/41	109,892
39,135	5.000	04/01/41	42,545
51,412	5.000	06/01/41	55,891
924,578	3.500	07/01/42	918,799

			22,844,881

FNMA – 15.7%
1,043,291	7.040	08/01/15	1,113,889
43,305	8.500	10/01/15	45,265
1,644	7.000	01/01/16	1,705
4,730,460	2.800	03/01/18	4,920,890
2,892,958	3.740	05/01/18	3,109,531
3,480,000	3.840	05/01/18	3,754,501
597,073	4.500	05/01/18	634,670
1,182,099	4.500	06/01/18	1,256,533
75,451	5.000	06/01/18	79,726
777,867	4.500	07/01/18	826,849
637,471	4.500	08/01/18	677,611
7,123	6.000	08/01/18	7,883
1,287	6.500	10/01/18	1,431
9,000,000	4.506	06/01/19	9,866,563

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,199,621	3.416%	10/01/20	$ 2,279,007
1,628,022	3.632	12/01/20	1,701,555
9,918,649	3.763	12/01/20	10,406,148
4,136,872	4.375	06/01/21	4,492,693
3,771,233	5.000	03/01/23	4,110,175
283,660	5.500	09/01/23	307,151
82,023	5.500	10/01/23	88,795
840,754	5.000	02/01/24	895,681
282,733	5.000	12/01/25	308,142
110,999	7.000	08/01/27	121,032
2,996	6.500	09/01/27	3,331
516,533	7.000	03/01/28	578,651
5,293	6.500	05/01/28	5,881
1,020	5.500	01/01/29	1,121
19,749	8.000	02/01/31	23,060
137,912	7.000	03/01/31	154,838
10,311	5.500	02/01/33	11,356
219,408	5.500	03/01/33	241,617
292,674	5.500	05/01/33	323,262
406,032	5.500	06/01/33	448,567
90,343	5.000	07/01/33	98,348
266,157	5.500	07/01/33	294,015
103,609	5.000	08/01/33	112,560
81,012	5.500	08/01/33	89,234
589,945	5.000	09/01/33	644,504
195,802	5.500	09/01/33	215,848
6,837	6.500	09/01/33	7,647
2,766	5.500	10/01/33	3,048
38,700	5.500	11/01/33	42,633
38,415	5.000	12/01/33	41,968
7,951	5.500	12/01/33	8,761
14,179	5.500	01/01/34	15,631
31,068	5.500	02/01/34	34,227
2,941	5.500	03/01/34	3,245
4,361	5.500	04/01/34	4,804
600,226	5.500	05/01/34	662,301
24,838	5.500	07/01/34	27,361
12,118	5.500	08/01/34	13,368
17,638	5.500	10/01/34	19,482
36,421	5.500	11/01/34	40,230
171,300	5.500	12/01/34	188,504
702	6.000	12/01/34	778
314,472	5.000	04/01/35	342,296
14,982	5.500	04/01/35	16,486
13,525	5.500	07/01/35	14,885
942,860	5.500	08/01/35	1,041,630
39,411	5.500	09/01/35	43,386
28,593	5.500	11/01/35	31,572
2,613	5.500	12/01/35	2,881
3,700	5.500	01/01/36	4,085
27,998	5.500	02/01/36	30,908
1,233,935	5.500	03/01/36	1,361,407
44,577	6.000	03/01/36	49,442
19,231	5.500	04/01/36	21,217
10,975	6.000	04/01/36	12,173
83,099	4.000	08/01/36	85,709
261,302	4.000	09/01/36	269,508
2,953,413	5.500	09/01/36	3,262,302
5,604,475	6.000	12/01/36	6,222,686
5,383	5.500	01/01/37	5,925
875,049	6.000	01/01/37	968,445
95,783	4.000	02/01/37	98,791
2,054	5.500	02/01/37	2,261
37,300	6.000	02/01/37	41,355
57,005	4.000	03/01/37	58,795
1,761,397	6.000	03/01/37	1,948,537

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$4,310	5.500%	04/01/37	$ 4,745
859,595	6.000	04/01/37	953,066
6,013	5.500	05/01/37	6,614
1,890	5.500	06/01/37	2,081
67,501	6.000	06/01/37	74,841
2,243	5.500	07/01/37	2,464
184,662	6.000	07/01/37	204,475
150	5.500	08/01/37	165
687,948	6.000	08/01/37	762,755
300,356	6.000	09/01/37	333,017
82,379	6.000	11/01/37	91,336
736	5.500	12/01/37	811
45,141	6.000	12/01/37	49,937
933,550	5.500	01/01/38	1,031,346
142,562	6.000	01/01/38	158,051
30,324	5.000	02/01/38	32,287
2,292	5.500	02/01/38	2,523
12,382	5.500	03/01/38	13,616
2,407	5.500	05/01/38	2,650
2,562,597	6.000	05/01/38	2,841,250
17,312	5.500	06/01/38	19,040
11,239	5.500	07/01/38	12,366
5,682	5.500	08/01/38	6,243
43,563	6.000	08/01/38	48,227
5,240	5.500	09/01/38	5,758
686,161	6.000	11/01/38	760,773
7,955	5.500	12/01/38	8,787
1,534,379	7.000	03/01/39	1,719,957
92,921	4.500	04/01/39	98,805
23,720	4.500	05/01/39	25,222
30,228	5.500	06/01/39	33,212
22,315	4.500	07/01/39	23,738
187,081	4.500	08/01/39	199,015
1,585,498	6.000	09/01/39	1,757,902
108,287	4.500	10/01/39	115,195
521,076	6.000	10/01/39	577,851
131,748	4.500	11/01/39	140,193
26,946	5.500	11/01/39	29,609
1,000,000	6.000	11/01/39	1,107,196
1,011,201	4.500	12/01/39	1,075,712
1,908,417	5.500	12/01/39	2,100,973
176,770	5.000	08/01/40	193,008
715,890	6.000	10/01/40	793,283
996,628	4.500	04/01/41	1,057,772
20,969,266	6.000	05/01/41	23,249,426
1,503,636	4.500	07/01/41	1,594,092
353,965	4.500	08/01/41	375,681
1,759,634	4.500	09/01/41	1,866,371
469,228	4.500	10/01/41	498,016
2,315,141	3.000	08/01/42	2,204,630
2,037,018	3.000	09/01/42	1,940,496
340,339	3.000	10/01/42	324,226
1,426,983	3.000	11/01/42	1,359,193
13,443,316	3.000	12/01/42	12,801,613
9,941,998	3.000	01/01/43	9,470,241
4,023,442	3.000	02/01/43	3,831,710
9,840,836	2.500	03/01/43	8,935,957
2,380,395	3.000	03/01/43	2,264,995
3,161,569	3.000	04/01/43	3,009,367
1,905,293	3.000	05/01/43	1,812,127
189,821	3.000	06/01/43	180,835
1,623,316	3.000	07/01/43	1,546,463
4,000,000	6.000	TBA-30yr(f)	4,441,246

			171,488,841

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – 0.5%

	$1,475,013	3.950%	07/15/25	$ 1,531,926
	23,285	6.000	11/15/38	25,879
	39,432	2.500	12/20/42	36,442
	4,000,000	5.000	TBA-30yr(f)	4,341,875

				5,936,122

TOTAL FEDERAL AGENCIES				$ 212,123,871

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 357,083,635

Agency Debentures – 6.0%
FHLB
	$2,000,000	1.875%	03/13/20	$ 1,936,725
	5,200,000	3.000	09/10/21	5,181,940
	6,800,000	2.125	06/09/23	6,075,372
	3,300,000	3.250	06/09/23	3,276,586
	3,500,000	3.375	09/08/23	3,457,002
	2,400,000	5.000	09/28/29	2,589,883
FHLMC
EUR	3,100,000	4.375	01/15/14	4,268,840
	$7,300,000	1.250	10/02/19	6,927,918
	9,500,000	2.375	01/13/22	9,078,924
FNMA
	4,200,000	6.250	05/15/29	5,256,074
Kommunalbanken AS(b)
	3,000,000	1.000	09/26/17	2,957,460
Private Export Funding Corp.
	7,000,000	5.450	09/15/17	8,015,287
Small Business Administration
	81,241	6.300	06/01/18	86,743
Tennessee Valley Authority
	5,400,000	3.875	02/15/21	5,722,638
	1,400,000	4.625	09/15/60	1,249,271

TOTAL AGENCY DEBENTURES				$ 66,080,663

Asset-Backed Securities(a) – 2.3%
Home Equity – 0.6%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
	$300,647	0.387%	12/15/29	$ 262,507
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B
	7,250,721	0.317	11/15/36	6,323,681
Impac CMB Trust Series 2004-08, Class 1A
	438,259	0.885	10/25/34	366,297

				6,952,485

Student Loan – 1.7%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A2
	2,973,101	0.406	06/27/22	2,967,454
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	142,607	0.356	09/25/23	142,473
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A2
	599,500	0.326	12/26/18	599,284
College Loan Corp. Trust Series 2004-1, Class A4
	3,000,000	0.428	04/25/24	2,867,936
Education Funding Capital Trust I Series 2004-1, Class A2
	816,120	0.403	12/15/22	811,676

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Educational Funding of the South, Inc. Series 2011-1, Class A2
$5,200,000	0.888%		04/25/35	$ 5,170,158
EFS Volunteer No 3 LLC Series 2012-1, Class A2(b)
4,750,000	1.166		02/25/25	4,807,946
Northstar Education Finance, Inc. Series 2005-1, Class A1
257,293	0.338		10/28/26	256,179
US Education Loan Trust LLC Series 2006-1, Class A2(b)
457,063	0.369		03/01/25	455,703

				18,078,809

TOTAL ASSET-BACKED SECURITIES				$ 25,031,294

Foreign Debt Obligations – 3.0%
Sovereign – 1.8%
Perusahaan Penerbit SBSN
$470,000	6.125	%(b)	03/15/19	499,962
Republic of Chile
2,240,000	3.625		10/30/42	1,765,120
Republic of Colombia
2,184,000	4.375		07/12/21	2,249,520
Republic of Indonesia
980,000	5.375	(b)	10/17/23	975,100
1,960,000	8.500		10/12/35	2,361,800
Republic of Panama(d)
100,000	9.375		04/01/29	138,000
Republic of Turkey
880,000	5.625		03/30/21	888,800
2,540,000	6.250		09/26/22	2,619,375
Russian Federation(b)
4,800,000	4.875		09/16/23	4,896,000
United Mexican States
4,050,000	4.750		03/08/44	3,645,000

				20,038,677

Supranational – 1.2%
Inter-American Development Bank
2,700,000	1.000		02/27/18	2,631,452
International Finance Corp.
10,800,000	0.875		06/15/18	10,427,541

				13,058,993

TOTAL FOREIGN DEBT OBLIGATIONS				$ 33,097,670

Municipal Debt Obligations – 2.8%
California – 1.0%
California State GO Bonds (Refunding-Various Purposes) Series 2013
$705,000	5.000%		09/01/28	$ 760,413
350,000	5.000		09/01/31	368,900
670,000	5.000		09/01/32	701,323
395,000	5.000		09/01/33	411,570
California State GO Bonds (Various Purposes) Series 2013
415,000	5.000		09/01/27	451,781
380,000	5.000		04/01/37	388,729
1,140,000	5.000		04/01/43	1,152,529
California State GO Bonds Build America Taxable Series 2009
950,000	7.500		04/01/34	1,212,076
1,650,000	7.550		04/01/39	2,134,225
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950		03/01/36	1,901,653

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
California State University Systemwide RB Series 2012 A
$350,000	5.000%	11/01/42	$ 361,571
City of Los Angeles CA Department of Water & Power RB (Power System) Series 2012 B
300,000	5.000	07/01/43	307,503
City of Los Angeles CA Department of Water & Power RB Series 2012 B
595,000	5.000	07/01/43	615,367

			10,767,640

Florida – 0.1%
Miami-Dade County FL Transit System Sales Surtax RB (Sales Tax) Series 2012
355,000	5.000	07/01/42	355,973
Tampa Bay Water Regional Utility System Authority RB Series 2013
280,000	5.000	10/01/38	291,592

			647,565

Georgia – 0.1%
DeKalb County GA Water & Sewerage RB Series 2011 A
250,000	5.250	10/01/41	259,143
Private Colleges & Universities GA Authority RB (Emory University) Series 2013 A
1,035,000	5.000	10/01/43	1,080,343

			1,339,486

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350	07/01/35	1,409,190
Metropolitan Pier & Exposition Authority Dedicated State Tax RB (Mccormick Place Expansion) Series 2010 A
490,000	5.500	06/15/50	489,216

			1,898,406

Louisiana – 0.0%
Louisiana State Gas & Fuels Tax RB (Second Lien) Series 2010 B
265,000	5.000	05/01/45	270,016

Massachusetts – 0.1%
Massachusetts State Consolidated Loan GO Bonds Series 2013 E
465,000	5.000	08/01/40	482,795
Massachusetts State Development Finance Agency RB (Williams College) Series 2013 P
285,000	5.000	07/01/43	298,820
Massachusetts State School Building Authority Sales Tax RB (Senior) Series 2011 B
280,000	5.000	10/15/41	290,570

			1,072,185

Missouri – 0.0%
Metropolitan St. Louis MO Sewer District Wastewater System RB Series 2012 A
310,000	5.000	05/01/42	325,246

New Jersey – 0.1%
New Jersey State Economic Development Authority RB (Rutgers University) Series 2013
270,000	5.000	06/15/46	277,563
New Jersey State Transportation Trust Fund Authority RB (Transportation Program) Series 2013 AA
325,000	5.000	06/15/36	331,611
325,000	5.500	06/15/39	345,397
350,000	5.000	06/15/44	349,443

			1,304,014

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New York – 0.7%
New York City GO Bonds (Refunding) Series 2012 B
$305,000	5.000%	08/01/24	$ 340,316
New York City GO Bonds (Refunding) Series 2012 F
265,000	5.000	08/01/24	294,129
New York City GO Bonds (Refunding) Series 2012 I
265,000	5.000	08/01/24	295,684
New York City GO Bonds (Refunding) Series 2013 I
260,000	5.000	08/01/25	290,599
New York City GO Bonds (Refunding) Series 2013 J
300,000	5.000	08/01/24	338,166
290,000	5.000	08/01/25	324,130
New York City GO Bonds Series 2013 D
260,000	5.000	08/01/24	291,603
New York City Transitional Finance Authority RB (Future Tax Secured) Series 2012 E-1
270,000	5.000	02/01/42	278,311
New York City Water & Sewer System Finance Authority RB (Refunding) Series 2012 CC
270,000	5.000	06/15/45	274,957
New York City Water & Sewer System Finance Authority RB (Second General) Series 2012 BB
880,000	5.000	06/15/47	896,509
New York City Water & Sewer System Finance Authority RB (Second General) Series 2013 CC
805,000	5.000	06/15/47	820,770
New York City Water & Sewer System Finance Authority RB Series 2013 EE
815,000	5.000	06/15/47	830,966
New York State Dormitory Authority Personal Income Tax RB (General Purpose) Series 2013 A
355,000	5.000	02/15/43	365,458
New York State Urban Development Corp. RB (Personal Income Tax) Series 2011 A
260,000	5.000	03/15/35	271,151
280,000	5.000	03/15/36	291,130
New York State Urban Development Corp. RB (Personal Income Tax) Series 2013 C
550,000	5.000	03/15/30	591,487
575,000	5.000	03/15/31	614,267
630,000	5.000	03/15/32	669,054

			8,078,687

Ohio – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	1,788,349
Ohio State Turnpike Commission RB (Junior Lien-Infrastructure Projects) Series 2013 A-1
550,000	5.000	02/15/48	541,123
Ohio State Turnpike Commission RB (Senior Lien) Series 2013 A
265,000	5.000	02/15/48	267,886

			2,597,358

Pennsylvania – 0.0%
Pennsylvania State Turnpike Commission RB Series 2013 C
250,000	5.000	12/01/43	248,070

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Texas – 0.1%
Dallas-Fort Worth TX International Airport RB (Improvement) Series 2013 B
$265,000	5.000%	11/01/44	$ 260,076
North Texas Tollway Authority RB (Special Projects System) Series 2011 A
250,000	5.500	09/01/41	265,355

			525,431

Washington – 0.2%
University of Washington RB (General) Series 2013
295,000	5.000	07/01/41	306,747
Washington State GO Bonds (Motor Vehicle Fuel Tax) Series 2013 B
250,000	5.000	08/01/33	266,442
250,000	5.000	08/01/34	264,215
Washington State GO Bonds (Various Purpose) Series 2013 A
250,000	5.000	08/01/33	266,443
Washington State GO Bonds (Various Purposes) Series 2013 A
250,000	5.000	08/01/34	264,215
375,000	5.000	08/01/35	396,022

			1,764,084

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 30,838,188

Government Guarantee Obligations – 2.4%
Achmea Hypotheekbank NV(b)(g)
$571,000	3.200%	11/03/14	$ 584,373
Hashemite Kingdom of Jordan Government AID Bond(h)
7,400,000	2.503	10/30/20	7,232,944
Israel Government AID Bond(h)
7,827,000	5.500	09/18/23	9,097,511
1,200,000	5.500	12/04/23	1,394,350
2,400,000	5.500	04/26/24	2,788,038
4,700,000	5.500	09/18/33	5,378,355

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 26,475,571

U.S. Treasury Obligations – 22.0%
United States Treasury Bonds
$3,600,000	3.125%	11/15/41	$ 3,109,356
27,900,000	3.125	02/15/42	24,053,148
10,500,000	2.750	08/15/42	8,320,620
5,200,000	3.750	11/15/43	5,024,916
United States Treasury Inflation Protected Securities
7,963,578	2.000	01/15/14	7,964,852
10,594,848	1.250	04/15/14	10,669,330
4,755,883	0.125	01/15/23	4,496,545
4,114,924	0.375	07/15/23	3,972,177
United States Treasury Notes
85,900,000	0.250 (i)	05/31/14	85,946,387
52,500,000	1.000	03/31/17	52,618,649
7,600,000	1.250	10/31/18	7,450,964
800,000	1.750	10/31/20	767,416
18,900,000	2.500	08/15/23	18,147,779
8,800,000	2.750	11/15/23	8,607,808

TOTAL U.S. TREASURY OBLIGATIONS			$ 241,149,947

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 1,096,223,421

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(j) – 0.2%
Repurchase Agreement – 0.2%
Joint Repurchase Agreement Account II
$1,700,000	0.019%	01/02/14	$ 1,700,000

TOTAL INVESTMENTS – 100.2%			$1,097,923,421

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(2,018,192)

NET ASSETS – 100.0%			$1,095,905,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $100,942,938, which represents approximately 9.2% of net assets as of December 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $8,783,121 which represents approximately 0.8% of net assets as of December 31, 2013.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $584,373, which represents approximately 0.0% of net assets as of December 31, 2013.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $25,891,198, which represents approximately 2.4% of net assets as of December 31, 2013.

(i)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CHF	03/19/14	$3,817,974	$17,392
	EUR/USD	03/19/14	1,910,805	17,445
	GBP/EUR	03/19/14	1,908,053	7,044
	USD/EUR	03/19/14	914,820	2,242
Barclays Bank PLC	USD/CHF	03/19/14	17,400,512	110,551
BNP Paribas SA	EUR/USD	03/19/14	954,715	5,605
Citibank NA	NZD/USD	03/19/14	1,914,097	7,511
	USD/JPY	03/19/14	4,677,171	119,829
Deutsche Bank AG (London)	CAD/USD	03/19/14	952,106	3,106
	NOK/EUR	03/19/14	7,409,824	78,086
HSBC Bank PLC	GBP/EUR	03/19/14	5,711,779	73,875
	USD/JPY	03/19/14	2,804,444	72,556
JPMorgan Securities, Inc.	USD/EUR	01/29/14	10,158,848	6,055
	USD/EUR	03/19/14	910,693	5,177
Royal Bank of Canada	CAD/USD	03/19/14	958,902	8,902
	USD/CAD	03/19/14	950,509	2,991
Standard Chartered Bank	CAD/USD	03/19/14	953,602	6,602
	GBP/USD	03/19/14	7,984,825	98,436
	USD/JPY	03/19/14	945,364	24,636
State Street Bank	JPY/USD	03/19/14	917,465	465
	USD/JPY	03/19/14	4,677,110	122,890
UBS AG (London)	CHF/USD	03/19/14	2,862,669	13,669
	USD/JPY	03/19/14	11,184,325	232,483
Westpac Banking Corp.	AUD/USD	03/19/14	5,676,192	16,314
	USD/NZD	03/19/14	6,524,497	46,461

TOTAL				$1,100,323

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	USD/EUR	03/19/14	$5,754,425	$(18,495)
Barclays Bank PLC	AUD/USD	03/19/14	1,849,426	(18,388)
BNP Paribas SA	JPY/USD	03/19/14	2,808,552	(46,448)
Citibank NA	JPY/USD	03/19/14	4,610,258	(47,742)
Credit Suisse International (London)	EUR/USD	03/19/14	493,565	(101)
Deutsche Bank AG (London)	JPY/USD	03/19/14	5,885,241	(69,759)
JPMorgan Securities, Inc.	USD/GBP	01/24/14	10,347,363	(146,165)
	USD/SEK	03/19/14	2,343,270	(32,258)
Morgan Stanley Capital Services, Inc.	EUR/GBP	03/19/14	883,739	(6,062)
Royal Bank of Canada	USD/CAD	03/19/14	8,769,042	(37,772)
State Street Bank	JPY/USD	03/19/14	1,831,986	(2,014)
Westpac Banking Corp.	AUD/EUR	03/19/14	3,825,737	(82,748)
	NZD/USD	03/19/14	941,922	(5,365)
	USD/AUD	03/19/14	3,792,123	(5,050)

TOTAL				$(518,367)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	5.000%	TBA - 30yr	01/13/14	$(1,000,000)	$(1,080,156)
FNMA	2.500	TBA - 30yr	01/13/14	(4,000,000)	(3,622,656)
FNMA	3.000	TBA - 30yr	01/13/14	(7,000,000)	(6,652,188)
FNMA	4.500	TBA - 30yr	01/13/14	(3,000,000)	(3,181,406)
FNMA	5.000	TBA - 30yr	01/13/14	(1,000,000)	(1,086,719)

TOTAL (Proceeds Receivable: $15,564,922)					$(15,623,125)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	137	June 2014	$34,142,113	$(7,073)
Eurodollars	(469)	December 2015	(115,930,938)	292,071
Eurodollars	(234)	March 2016	(57,663,450)	111,161
Eurodollars	(234)	June 2016	(57,479,175)	142,830
Ultra Long U.S. Treasury Bonds	30	March 2014	4,087,500	(75,769)
2 Year U.S. Treasury Notes	579	March 2014	127,271,437	(238,806)
5 Year U.S. Treasury Notes	735	March 2014	87,694,688	(1,139,305)
10 Year U.S. Treasury Notes	(908)	March 2014	(111,726,563)	1,088,895
20 Year U.S. Treasury Bonds	378	March 2014	48,502,125	(705,013)

TOTAL				$(531,009)

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$59,810	03/19/17	3 month LIBOR	0.750%	$196,875	$279,338
	74,600	11/25/17	3 month LIBOR	1.675	147,295	476,921
	1,000	03/19/19	2.000%	3 month LIBOR	5,489	(2,381)
	17,600	05/07/19	1.973	3 month LIBOR	53	(499,930)
	3,900	08/29/19	3.560	3 month LIBOR	9	31,163
	89,100	11/25/20	2.920	3 month LIBOR	(311,720)	(1,034,162)
	7,610	03/19/21	2.500	3 month LIBOR	25,499	(72,358)
	48,900	03/19/21	2.750	3 month LIBOR	977,298	(478,601)
	2,000	08/27/21	3 month LIBOR	3.095	11	(29,340)
	2,000	08/27/21	3 month LIBOR	3.133	11	(34,186)
	39,700	11/25/23	3 month LIBOR	3.511	161,738	551,151
	37,600	03/19/24	3 month LIBOR	3.250	(252,306)	9,399
	19,580	03/19/29	3 month LIBOR	3.500	110,011	251,363
	1,300	03/19/44	3 month LIBOR	3.750	23	50,791

TOTAL					$1,060,286	$(500,832)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$7,350	(1.000)%	06/20/14	0.035%	$(12,593)	$(23,510)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	15,400	(1.000)	06/20/14	0.035	(27,918)	(47,728)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	41,100	(1.000)	06/20/14	0.035	(77,361)	(124,524)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	13,775	(1.000)	06/20/14	0.035	(21,998)	(45,665)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$24,250	1.000%	06/20/16	0.215%	$17,080	$462,770
	Tranches of Commercial Mortgage-Backed Index AAA Series 4	6,900	0.350	02/17/51	0.794	(198,907)	91,771
Citibank NA	Tranches of Commercial Mortgage-Backed Index AAA Series 4	7,400	0.350	02/17/51	0.794	(229,538)	114,601
Credit Suisse International (London)	Tranches of Commercial Mortgage-Backed Index AAA Series 4	6,900	0.350	02/17/51	0.794	(226,996)	119,827
Deutsche Bank Securities, Inc.	Tranches of Commercial Mortgage-Backed Index AAA Series 4	2,400	0.350	02/17/51	0.794	(79,405)	42,128
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	27,925	1.000	06/20/16	0.215	18,801	533,769
	Tranches of Commercial Mortgage-Backed Index AAA Series 4	2,500	0.350	02/17/51	0.794	(73,823)	34,993

TOTAL						$(912,658)	$1,158,432

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,099,630,503

Gross unrealized gain	22,126,983
Gross unrealized loss	(23,834,065)

Net unrealized security loss	$(1,707,082)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 29.3%
Automotive – 0.5%
Ford Motor Credit Co. LLC
$750,000	8.000%		12/15/16	$ 887,642
375,000	5.000		05/15/18	417,080

				1,304,722

Banks – 6.3%
Abbey National Treasury Services PLC
925,000	4.000		04/27/16	984,443
Banco Nacional de Costa Rica(a)
260,000	6.250		11/01/23	253,500
Bank of America Corp.
1,325,000	6.100		06/15/17	1,494,249
475,000	6.000		09/01/17	541,155
Barclays Bank PLC(a)
650,000	6.050		12/04/17	726,689
BPCE SA(a)
275,000	5.700		10/22/23	283,174
Capital One Financial Corp.
550,000	1.000		11/06/15	549,137
Citigroup, Inc.
305,000	6.125		11/21/17	351,374
Compass Bank
475,000	5.500		04/01/20	487,403
Credit Suisse AG(a)
475,000	6.500		08/08/23	505,281
Credit Suisse Group AG(a)(b)
350,000	7.500		12/11/49	370,125
Fifth Third Bancorp
300,000	3.625		01/25/16	315,021
ING Bank NV(a)
900,000	2.000		09/25/15	914,910
Intesa Sanpaolo SPA
375,000	3.125		01/15/16	382,889
Intesa Sanpaolo SpA
375,000	3.875		01/16/18	381,560
525,000	3.875		01/15/19	518,787
Lloyds Bank PLC
350,000	2.300		11/27/18	347,781
Mizuho Corporate Bank Ltd.(a)
675,000	2.550		03/17/17	688,443
MUFG Capital Finance 1 Ltd.(b)
450,000	6.346		07/29/49	487,459
Northern Rock Asset Management PLC(a)
1,700,000	5.625		06/22/17	1,923,020
Regions Financial Corp.
325,000	5.750		06/15/15	346,125
Resona Preferred Global Securities Ltd.(a)(b)
550,000	7.191		07/30/49	583,688
Royal Bank of Scotland PLC
675,000	2.550		09/18/15	690,570
300,000	9.500	(b)(c)	03/16/22	351,234
Santander Holdings USA, Inc.
270,000	4.625		04/19/16	285,436
Sovereign Bank
400,000	8.750		05/30/18	479,064
Standard Chartered PLC(a)
425,000	5.500		11/18/14	442,163

				15,684,680

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Brokerage – 0.6%
Morgan Stanley, Inc.
$775,000	6.250%	08/28/17	$ 886,550
525,000	6.625	04/01/18	612,062

			1,498,612

Chemicals – 0.4%
Ashland, Inc.(c)
500,000	4.750	08/15/22	476,250
Ecolab, Inc.
425,000	3.000	12/08/16	445,549

			921,799

Consumer Cyclical Services(c) – 0.2%
Equinix, Inc.
450,000	7.000	07/15/21	491,625

Consumer Products – 0.6%
Avon Products, Inc.
725,000	4.600	03/15/20	724,346
Kimberly-Clark Corp.
850,000	3.700	06/01/43	709,802

			1,434,148

Diversified Manufacturing – 0.2%
Xylem, Inc.
550,000	3.550	09/20/16	581,957

Electric – 0.6%
Arizona Public Service Co.
375,000	8.750	03/01/19	478,753
Consumers Energy Co.(c)
850,000	3.950	05/15/43	756,465
Puget Sound Energy, Inc.(b)(c)
250,000	6.974	06/01/67	255,937

			1,491,155

Energy – 2.9%
Anadarko Petroleum Corp.
150,000	6.450	09/15/36	169,280
Continental Resources, Inc.(c)
675,000	5.000	09/15/22	701,156
Ecopetrol SA
280,000	5.875	09/18/23	295,400
Gaz Capital SA for Gazprom(d)
870,000	9.250	04/23/19	1,067,925
Lukoil International Finance BV
360,000	4.563	04/24/23	337,500
Nexen, Inc.
375,000	6.400	05/15/37	424,635
Pacific Rubiales Energy Corp.(a)(c)
260,000	5.375	01/26/19	261,300
Petrobras International Finance Co.
450,000	5.375	01/27/21	448,146
Petroleos Mexicanos
270,000	5.500	01/21/21	289,170
80,000	4.875	01/18/24	79,840
PTTEP Canada International Finance Ltd.(a)
460,000	5.692	04/05/21	489,325
Rosneft Finance SA
280,000	7.250	02/02/20	316,050
Rosneft Oil Co. via Rosneft International Finance Ltd.(a)
850,000	4.199	03/06/22	779,875

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Transocean, Inc.
$675,000	6.500%		11/15/20	$ 767,357
Transportadora de Gas Internacional SA ESP(c)
330,000	5.700		03/20/22	348,150
Weatherford International Ltd.
400,000	9.625		03/01/19	513,339

				7,288,448

Environmental(c) – 0.2%
Clean Harbors, Inc.
505,000	5.250		08/01/20	517,625

Food & Beverage – 0.7%
Constellation Brands, Inc.
50,000	3.750		05/01/21	47,250
900,000	6.000		05/01/22	956,250
Pernod-Ricard SA(a)
525,000	5.750		04/07/21	576,910
250,000	4.450		01/15/22	252,888

				1,833,298

Health Care - Services – 0.6%
Express Scripts Holding Co.
400,000	2.650		02/15/17	412,890
HCA, Inc.
250,000	7.875	(c)	02/15/20	268,437
750,000	7.500		02/15/22	825,000

				1,506,327

Home Construction – 0.7%
D.R. Horton, Inc.(c)
550,000	4.375		09/15/22	511,500
MDC Holdings, Inc.
500,000	5.625		02/01/20	518,661
375,000	6.000	(c)	01/15/43	323,953
Toll Brothers Finance Corp.(c)
325,000	4.000		12/31/18	328,642

				1,682,756

Life Insurance – 1.1%
AIG Life Holdings, Inc.
425,000	8.500		07/01/30	531,250
American International Group, Inc.
350,000	5.850		01/16/18	400,780
Genworth Holdings, Inc.
875,000	7.625		09/24/21	1,040,472
The Northwestern Mutual Life Insurance Co.(a)
650,000	6.063		03/30/40	730,281

				2,702,783

Media - Cable – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
900,000	5.250		09/30/22	839,250
DISH DBS Corp.
475,000	6.750		06/01/21	502,906
Videotron Ltd.
825,000	5.000		07/15/22	806,438

				2,148,594

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 0.8%
NBCUniversal Media LLC
$975,000	4.375%	04/01/21	$ 1,031,911
Nielsen Finance LLC/Nielsen Finance Co.(c)
525,000	4.500	10/01/20	511,875
WPP Finance UK
551,000	8.000	09/15/14	578,418

			2,122,204

Metals & Mining(a) – 0.6%
Glencore Funding LLC
425,000	1.700	05/27/16	425,358
Xstrata Finance Canada Ltd.
1,180,000	2.700	10/25/17	1,193,394

			1,618,752

Noncaptive - Financial – 0.5%
GE Capital Trust I(b)(c)
458,000	6.375	11/15/67	494,640
General Electric Capital Corp.
275,000	5.875	01/14/38	312,798
International Lease Finance Corp.
375,000	8.250	12/15/20	438,750

			1,246,188

Packaging – 0.8%
Ball Corp.
500,000	5.000	03/15/22	493,750
Crown Americas LLC/Crown Americas Capital Corp. IV
550,000	4.500	01/15/23	511,500
Sealed Air Corp.(a)(c)
775,000	8.375	09/15/21	880,594

			1,885,844

Pharmaceuticals – 0.4%
AbbVie, Inc.
1,125,000	1.750	11/06/17	1,127,174

Pipelines – 2.1%
Access Midstream Partners LP/ACMP Finance Corp.(c)
525,000	4.875	05/15/23	506,625
Boardwalk Pipelines LP
575,000	5.875	11/15/16	637,695
El Paso LLC
500	7.750	01/15/32	506
Energy Transfer Partners LP(b)(c)
1,075,000	3.259	11/01/66	978,250
Enterprise Products Operating LLC(b)(c)
775,000	8.375	08/01/66	859,281
375,000	7.034	01/15/68	414,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.(c)
550,000	4.500	07/15/23	514,938
Southern Star Central Gas Pipeline, Inc.(a)
300,000	6.000	06/01/16	324,809
TransCanada PipeLines Ltd.(b)(c)
875,000	6.350	05/15/67	901,250

			5,137,729

Property/Casualty Insurance(a)(b)(c) – 0.1%
QBE Capital Funding III Ltd.
325,000	7.250	05/24/41	336,134

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust – 1.6%
American Campus Communities Operating Partnership LP(c)
$800,000	3.750%	04/15/23	$ 745,308
Developers Diversified Realty Corp.
755,000	7.500	04/01/17	876,050
ERP Operating LP(c)
450,000	4.625	12/15/21	472,841
HCP, Inc.
525,000	6.000	01/30/17	585,630
350,000	2.625	02/01/20	333,570
Healthcare Realty Trust, Inc.
550,000	6.500	01/17/17	612,520
ProLogis LP
275,000	6.125	12/01/16	306,435

			3,932,354

Retailers(c) – 0.2%
NIKE, Inc.
625,000	3.625	05/01/43	533,013

Schools – 0.4%
Rensselaer Polytechnic Institute
850,000	5.600	09/01/20	908,009

Technology – 0.9%
Hewlett-Packard Co.
525,000	3.000	09/15/16	546,996
375,000	2.600	09/15/17	382,483
NetApp, Inc.
625,000	2.000	12/15/17	617,300
Tech Data Corp.
650,000	3.750	09/21/17	672,833

			2,219,612

Transportation(a) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
750,000	2.875	07/17/18	751,221

Wireless Telecommunications – 1.1%
American Tower Corp.
625,000	3.400	02/15/19	641,632
Crown Castle International Corp.
700,000	5.250	01/15/23	684,250
MetroPCS Wireless, Inc.(a)(c)
250,000	6.250	04/01/21	258,750
200,000	6.625	04/01/23	206,000
Softbank Corp.(a)
525,000	4.500	04/15/20	511,683
VimpelCom Holdings BV(a)
200,000	7.504	03/01/22	208,750
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(a)
230,000	6.493	02/02/16	245,238

			2,756,303

Wirelines Telecommunications – 3.0%
AT&T, Inc.
550,000	2.950	05/15/16	574,606
Frontier Communications Corp.
750,000	8.500	04/15/20	841,875
MTS International Funding Ltd.
100,000	8.625	06/22/20	117,875
Telefonica Emisiones SAU
600,000	3.192	04/27/18	611,025
350,000	5.462	02/16/21	370,811

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Verizon Communications, Inc.
	$1,850,000	4.500%	09/15/20	$ 1,972,417
	1,925,000	5.150	09/15/23	2,060,365
	850,000	6.550	09/15/43	994,348

				7,543,322

TOTAL CORPORATE OBLIGATIONS				$ 73,206,388

Mortgage-Backed Obligations – 29.0%
Adjustable Rate Non-Agency(b) – 2.0%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,088,795	0.718%	09/20/66	$ 1,450,899
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
	236,380	0.598	09/20/66	312,885
Banc of America Funding Corp. Series 2007-E, Class 4A1
	$720,073	2.677	07/20/47	570,821
Countrywide Alternative Loan Trust Series 2005-38, Class A3
	212,941	0.515	09/25/35	179,777
Granite Master Issuer PLC Series 2005-1, Class A6
GBP	77,298	0.729	12/20/54	126,936
Granite Master Issuer PLC Series 2005-2, Class A7
	103,063	0.809	12/20/54	169,248
Granite Master Issuer PLC Series 2006-1X, Class A7
	747,210	0.729	12/20/54	1,227,049
Granite Master Issuer PLC Series 2007-1, Class 5A1
	180,361	0.709	12/20/54	296,184
Granite Mortgages PLC Series 2003-3, Class 3A
	66,885	0.897	01/20/44	110,203
Lehman XS Trust Series 2007-4N, Class 1A1
	$279,807	0.295	03/25/47	250,737
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
	406,444	1.344	12/25/46	252,359

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 4,947,098

Collateralized Mortgage Obligations – 7.0%
Interest Only(e) – 0.0%
FNMA REMIC Series 2010-130, Class HI
	285,721	6.000	11/25/40	45,796

Inverse Floaters(b) – 0.2%
FNMA REMIC Series 2005-92, Class SC
	309,928	6.515	10/25/35	50,041
FNMA REMIC Series 2010-126, Class LS
	1,258,740	4.835	11/25/40	199,617
FNMA REMIC Series 2010-129, Class SM
	615,141	5.835	11/25/40	83,088
FNMA REMIC Series 2012-11, Class GS
	630,552	5.835	05/25/40	90,357
GNMA REMIC Series 2013-113, Class SD
	1,250,623	6.533	08/16/43	183,408

				606,511

Planned Amortization Class – 0.1%
FNMA REMIC Series 2005-70, Class PA
	189,486	5.500	08/25/35	207,949

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 4.2%
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
$1,500,000	4.317%	11/25/19	$ 1,638,111
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
1,500,000	2.637	01/25/23	1,410,370
FHLMC Multifamily Structured Pass-Through Certificates Series KS01, Class A2
1,800,000	2.522	01/25/23	1,688,776
FHLMC REMIC Series 4248, Class LM
1,933,236	6.500	05/15/41	2,204,956
FNMA REMIC Series 2011-52, Class GB
1,025,000	5.000	06/25/41	1,107,462
FNMA REMIC Series 2012-111, Class B
210,177	7.000	10/25/42	235,487
FNMA REMIC Series 2012-153, Class B
456,908	7.000	07/25/42	511,791
NCUA Guaranteed Notes Series 2010-C1, Class APT
1,135,528	2.650	10/29/20	1,152,162
NCUA Guaranteed Notes Series A4
600,000	3.000	06/12/19	627,600

			10,576,715

Sequential Floating Rate(b) – 2.5%
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
4,983,404	0.416	11/25/36	2,251,165
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
5,396,138	0.446	08/25/36	3,457,961
FNMA REMIC Series 2011-63, Class FG
455,829	0.615	07/25/41	457,260

			6,166,386

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 17,603,357

Commercial Mortgage-Backed Securities(b) – 2.6%
Sequential Fixed Rate – 0.7%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
$1,800,000	3.250%	04/25/23	$ 1,772,284

Sequential Floating Rate – 1.9%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
225,000	5.645	04/10/49	249,132
FHLMC Multifamily Structured Pass-Through Certificates Series K033, Class A2
3,300,000	3.060	07/25/23	3,184,501
FHLMC Multifamily Structured Pass-Through Certificates Series K034, Class A2
1,100,000	3.531	07/25/23	1,100,472
FREMF Mortgage Trust Series 2012-K707, Class C(a)
200,000	3.882	01/25/47	189,653
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	55,051
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	48,190

			4,826,999

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 6,599,283

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 17.4%
Adjustable Rate FHLMC(b) – 0.1%
$123,671	2.415%	09/01/35	$ 131,439

FHLMC – 4.8%
33,380	5.000	05/01/18	35,513
51,238	5.000	08/01/33	55,605
9,431	5.000	09/01/33	10,235
14,159	5.000	10/01/33	15,366
10,659	5.000	11/01/34	11,555
708,461	5.000	12/01/34	767,976
1,455,239	5.000	03/01/35	1,573,453
11,929	5.000	05/01/35	12,898
15,529	5.000	06/01/35	16,791
32,761	5.000	07/01/35	35,473
317,886	5.000	08/01/35	343,709
68,367	5.000	09/01/35	73,921
14,432	5.000	10/01/35	15,604
50,696	5.000	11/01/35	54,879
6,437	5.000	02/01/36	6,960
32,243	5.000	05/01/36	34,862
13,948	5.000	07/01/36	15,076
1,822,152	5.000	12/01/36	1,969,500
1,044,450	5.000	02/01/37	1,128,874
516,228	5.500	08/01/37	563,860
85,952	6.500	08/01/37	95,240
261,701	6.500	10/01/37	290,478
12,290	5.000	02/01/38	13,288
54,080	5.000	03/01/38	58,451
121,463	6.500	09/01/38	135,451
574,131	7.000	02/01/39	643,901
137,781	5.000	03/01/39	149,066
51,337	5.000	05/01/39	55,541
66,546	5.000	04/01/40	72,248
17,239	5.000	08/01/40	18,716
2,350,999	5.500	08/01/40	2,568,718
19,660	4.500	03/01/41	20,845
13,171	5.000	04/01/41	14,319
17,303	5.000	06/01/41	18,810
1,000,000	6.000	TBA - 30yr(f)	1,105,625

			12,002,807

FNMA – 10.7%
950,350	3.070	12/01/17	996,015
756,874	2.800	03/01/18	787,342
5,312	6.000	12/01/18	5,876
1,600,000	4.506	06/01/19	1,754,056
61,899	6.000	06/01/21	67,462
87,372	5.000	08/01/23	93,444
49,179	5.500	09/01/23	53,250
27,341	5.500	10/01/23	29,598
210,189	5.000	02/01/24	223,920
1,203,608	5.500	05/01/25	1,303,945
66	6.000	03/01/32	74
120,419	6.000	12/01/32	135,313
1,722	5.000	01/01/33	1,881
2,409	5.500	03/01/33	2,662
192,030	5.500	04/01/33	212,147
276	6.000	05/01/33	311
5,848	5.000	08/01/33	6,350
13,114	5.500	09/01/33	14,484
54,470	5.500	12/01/33	60,176
471	6.000	12/01/33	522

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$83,435	5.500%	02/01/34	$ 92,169
23,647	6.000	02/01/34	26,569
6,257	5.500	03/01/34	6,911
8,020	5.500	04/01/34	8,859
478,717	5.500	05/01/34	528,865
8,996	5.500	09/01/34	9,937
4,492	5.500	10/01/34	4,961
40,058	5.500	11/01/34	44,247
14,304	5.500	12/01/34	15,740
17,373	5.500	02/01/35	19,190
58,652	5.000	04/01/35	63,841
172	6.000	04/01/35	192
13,546	5.500	05/01/35	14,892
4,314	5.500	07/01/35	4,743
756,125	6.000	07/01/35	840,356
2,683	5.500	09/01/35	2,955
240,987	6.000	09/01/35	266,847
8,915	6.000	03/01/36	9,888
11,138	5.500	04/01/36	12,245
17,673	6.000	04/01/36	19,603
81,660	5.500	09/01/36	90,214
182	5.500	02/01/37	200
12,673	6.000	02/01/37	14,051
329	5.500	04/01/37	362
309	5.500	05/01/37	341
243,876	6.000	09/01/37	270,395
746,341	6.000	01/01/38	825,971
30,703	5.500	02/01/38	33,755
442	5.500	03/01/38	486
80,371	6.000	05/01/38	89,110
480	5.500	06/01/38	528
536	5.500	07/01/38	590
463	5.500	08/01/38	510
317	5.500	09/01/38	349
758,435	6.000	11/01/38	840,883
186	5.500	12/01/38	205
494,634	6.000	12/01/38	547,347
383,595	7.000	03/01/39	429,989
35,039	4.500	04/01/39	37,257
7,879	5.500	06/01/39	8,656
45,403	4.500	08/01/39	48,300
226,500	6.000	09/01/39	251,129
74,440	6.000	10/01/39	82,550
49,679	4.500	11/01/39	52,863
7,014	5.500	11/01/39	7,707
373,018	4.500	12/01/39	396,812
250,170	6.000	04/01/40	276,921
56,823	6.000	10/01/40	63,002
1,023,890	4.000	12/01/40	1,056,710
381,124	6.000	05/01/41	422,567
167,667	4.500	08/01/41	177,954
44,785	4.500	10/01/41	47,533
634,614	3.000	08/01/42	604,322
563,143	3.000	09/01/42	536,457
79,333	3.000	10/01/42	75,577
297,753	3.000	11/01/42	283,597
3,533,955	3.000	12/01/42	3,365,302
987,917	2.500	01/01/43	897,076
2,809,147	3.000	01/01/43	2,675,648
1,227,422	3.000	02/01/43	1,168,999
978,335	2.500	03/01/43	888,376
477,018	3.000	03/01/43	453,891
786,110	3.000	04/01/43	748,367
341,239	3.000	05/01/43	324,521
97,256	3.000	06/01/43	92,652
831,710	3.000	07/01/43	792,333

			26,724,203

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – 1.8%
	$232,897	3.950%	07/15/25	$ 241,883
	136,263	5.500	11/15/32	152,438
	122,522	5.500	01/15/33	136,996
	112,867	5.500	02/15/33	126,200
	121,934	5.500	03/15/33	136,339
	139,900	5.500	07/15/33	156,427
	78,642	5.500	08/15/33	87,932
	69,739	5.500	09/15/33	77,977
	74,542	5.500	04/15/34	83,023
	84,688	5.500	05/15/34	94,323
	699,025	5.500	09/15/34	778,556
	534,203	5.500	12/15/34	594,982
	617,005	5.500	01/15/35	685,169
	3,816	5.500	05/15/36	4,220
	109,167	5.000	11/15/40	119,956
	48,032	2.500	12/20/42	44,389
	1,000,000	4.500	TBA - 30yr(f)	1,068,750

				4,589,560

TOTAL FEDERAL AGENCIES				$ 43,448,009

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 72,597,747

Agency Debentures – 3.6%
FFCB
	$1,300,000	3.500%	12/20/23	$ 1,287,459
FHLB
	2,400,000	4.625	09/11/20	2,680,675
	1,200,000	3.000	09/10/21	1,195,832
FHLMC
EUR	600,000	4.375	01/15/14	826,227
	$400,000	2.375	01/13/22	382,271
FNMA
	300,000	4.125	04/15/14	303,427
	800,000	6.250	05/15/29	1,001,157
Tennessee Valley Authority
	1,200,000	3.875	02/15/21	1,271,697

TOTAL AGENCY DEBENTURES				$ 8,948,745

Asset-Backed Securities – 10.7%
Collateralized Loan Obligations – 9.9%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)(b)
	$3,717,397	0.892%	11/01/18	$ 3,646,499
ACIS CLO Ltd. Series 2013-1A, Class ACOM(a)
	2,600,000	1.558	04/18/24	2,504,120
ACIS CLO Ltd. Series 2013-2A, Class A(a)(b)
	400,000	0.761	10/14/22	388,794
ACIS CLO Ltd. Series 2013-2A, Class ACOM(a)(b)
	2,650,000	1.176	10/14/22	2,562,497
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(a)(b)
	1,250,000	1.457	11/21/22	1,218,260
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(a)(b)
	1,348,534	0.477	07/31/21	1,327,794
OCP CLO Ltd. Series 2012-2A, Class ACOM(a)(b)
	2,200,000	1.477	11/22/23	2,165,827
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(a)
	1,650,000	1.618	04/17/25	1,623,859

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Red River CLO Ltd. Series 1A, Class A(a)(b)
	$3,366,650	0.512%		07/27/18	$ 3,297,414
Westchester CLO Ltd. Series 2007-1X, Class A1A(b)
	6,105,837	0.467		08/01/22	5,916,648

					24,651,712

Home Equity – 0.2%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(b)
	7,141	0.965		10/27/32	6,979
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(b)
	5,561	0.826		10/25/32	5,386
Bear Stearns Asset Backed Securities Trust Series 2005-SD4, Class 2A1(b)
	375,568	0.966		12/25/42	369,382
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(b)
	1,748	0.786		01/25/32	1,450
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(b)
	406	0.927		03/20/31	349
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	150,470	7.000		09/25/37	147,959
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	60,239	7.000		09/25/37	58,480
Home Equity Asset Trust Series 2002-1, Class A4(b)
	257	0.766		11/25/32	241
Renaissance Home Equity Loan Trust Series 2003-2, Class A(b)
	1,897	1.046		08/25/33	1,819
Renaissance Home Equity Loan Trust Series 2003-3, Class A(b)
	4,887	0.666		12/25/33	4,876

					596,921

Student Loan(b) – 0.6%
College Loan Corp. Trust Series 2004-1, Class A4
	750,000	0.428		04/25/24	716,984
College Loan Corp. Trust Series 2006-1, Class A3
	787,741	0.328		10/25/25	784,404

					1,501,388

TOTAL ASSET-BACKED SECURITIES					$ 26,750,021

Foreign Debt Obligations – 6.0%
Sovereign – 5.7%
Dominican Republic
DOP	500,000	14.500%		02/10/23	$ 12,071
	$280,000	6.600	(a)	01/28/24	280,000
	191,000	8.625		04/20/27	206,280
Hellenic Republic Government Bond(b)
EUR	110,000	1.619		05/21/14	147,182
	160,000	0.971		08/10/14	209,975
Perusahaan Penerbit SBSN
	$430,000	6.125	(a)	03/15/19	457,413
Republic of Chile
	910,000	3.625		10/30/42	717,080
Republic of Honduras(a)
	260,000	8.750		12/16/20	261,300
Republic of Indonesia
	230,000	4.875		05/05/21	227,700
	220,000	3.375	(a)	04/15/23	187,550
	430,000	8.500		10/12/35	518,150
Republic of Ivory Coast(g)
	578,000	5.750		12/31/32	510,807
Republic of Turkey
	820,000	6.250		09/26/22	845,625

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Russian Federation(a)
	$2,400,000	4.875%	09/16/23	$ 2,448,000
United Mexican States
MXN	29,902,430	0.000 (h)	03/27/14	2,272,940
	29,902,430	0.000 (h)	06/26/14	2,251,707
	2,128,400	6.500	06/10/21	167,341
	186,400	8.000	12/07/23	15,908
	5,244,200	7.500	06/03/27	428,758
	1,424,600	8.500	05/31/29	124,116
	8,748,900	7.750	05/29/31	701,842
	2,461,700	10.000	11/20/36	239,950
	1,402,500	8.500	11/18/38	118,844
	3,794,600	7.750	11/13/42	296,954
	$660,000	4.750	03/08/44	594,000

				14,241,493

Supranational – 0.3%
Inter-American Development Bank
	700,000	1.000	02/27/18	682,228

TOTAL FOREIGN DEBT OBLIGATIONS				$ 14,923,721

Structured Note – 0.6%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	3,855,749	6.000%	08/15/40	$ 1,532,097

Municipal Debt Obligations – 5.3%
California – 1.8%
California State GO Bonds (Refunding-Various Purposes) Series 2013
	$415,000	5.000%	09/01/28	$ 447,619
	365,000	5.000	09/01/32	382,064
	265,000	5.000	09/01/33	276,117
California State GO Bonds (Various Purposes) Series 2013
	255,000	5.000	09/01/27	277,601
	250,000	5.000	04/01/37	255,743
	660,000	5.000	04/01/43	667,253
California State GO Bonds Build America Taxable Series 2009
	210,000	7.550	04/01/39	271,629
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	722,512
California State University Systemwide RB Series 2012 A
	395,000	5.000	11/01/37	412,439
	255,000	5.000	11/01/42	263,430
City of Los Angeles CA Department of Water & Power RB (Power System) Series 2012 B
	250,000	5.000	07/01/43	256,253
City of Los Angeles CA Department of Water & Power RB Series 2012 B
	250,000	5.000	07/01/43	258,557

				4,491,217

Florida – 0.1%
Miami-Dade County FL Transit System Sales Surtax RB (Sales Tax) Series 2012
	255,000	5.000	07/01/42	255,699

Georgia – 0.1%
Private Colleges & Universities GA Authority RB (Emory University) Series 2013 A
	335,000	5.000	10/01/43	349,676

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
$500,000	7.350%	07/01/35	$ 550,465
Illinois State GO Bonds Taxable-Pension Series 2003
115,000	5.100	06/01/33	106,828

			657,293

Louisiana – 0.1%
Louisiana State Gas & Fuels Tax RB (Second Lien) Series 2010 B
255,000	5.000	05/01/45	259,827

Massachusetts – 0.2%
Massachusetts State Consolidated Loan GO Bonds Series 2013 E
355,000	5.000	08/01/40	368,586

Missouri – 0.1%
Metropolitan St. Louis MO Sewer District Wastewater System RB Series 2012 A
250,000	5.000	05/01/42	262,295

New Jersey – 0.4%
New Jersey State Transportation Trust Fund Authority RB (Transportation Program) Series 2013 AA
420,000	5.000	06/15/36	428,543
290,000	5.500	06/15/39	308,200
315,000	5.000	06/15/44	314,499

			1,051,242

New York – 1.3%
New York City GO Bonds (Refunding) Series 2012 B
250,000	5.000	08/01/24	278,948
New York City GO Bonds (Refunding) Series 2012 I
250,000	5.000	08/01/24	278,948
New York City GO Bonds (Refunding) Series 2013 I
250,000	5.000	08/01/25	279,422
New York City GO Bonds (Refunding) Series 2013 J
250,000	5.000	08/01/24	281,805
250,000	5.000	08/01/25	279,422
New York City Transitional Finance Authority RB (Future Tax Secured) Series 2012 E-1
250,000	5.000	02/01/42	257,695
New York City Water & Sewer System Finance Authority RB (Refunding) Series 2011 AA
260,000	5.000	06/15/44	264,685
New York State Dormitory Authority Personal Income Tax RB (General Purpose) Series 2013 A
255,000	5.000	02/15/43	262,512
New York State Urban Development Corp. RB (Personal Income Tax) Series 2013 C
320,000	5.000	03/15/30	344,138
330,000	5.000	03/15/31	352,536
340,000	5.000	03/15/32	361,077

			3,241,188

Ohio – 0.4%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270	02/15/50	262,992
Ohio State Turnpike Commission RB (Junior Lien-Infrastructure Projects) Series 2013 A-1
395,000	5.000	02/15/48	388,625
Ohio State Turnpike Commission RB (Senior Lien) Series 2013 A
250,000	5.000	02/15/48	252,723

			904,340

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Pennsylvania – 0.1%
Pennsylvania State Turnpike Commission RB Series 2013 C
$250,000	5.000%	12/01/43	$ 248,070

Texas – 0.1%
North Texas Tollway Authority RB (Special Projects System) Series 2011 A
255,000	5.500	09/01/41	270,662

Washington – 0.3%
University of Washington RB (General) Series 2013
260,000	5.000	07/01/41	270,353
Washington State GO Bonds (Various Purposes) Series 2013 A
250,000	5.000	08/01/34	264,215
300,000	5.000	08/01/35	316,818

			851,386

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 13,211,481

Government Guarantee Obligations – 2.1%
Achmea Hypotheekbank NV(a)(i)
$145,000	3.200%	11/03/14	$ 148,396
Hashemite Kingdom of Jordan Government AID Bond(j)
1,600,000	2.503	10/30/20	1,563,880
Israel Government AID Bond(j)
2,000,000	5.500	09/18/23	2,324,648
300,000	5.500	12/04/23	348,587
650,000	5.500	04/26/24	755,094
40,000	5.500	09/18/33	45,773

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 5,186,378

U.S. Treasury Obligations – 9.9%
United States Treasury Bond
$3,000,000	3.750%	11/15/43	$ 2,898,990
United States Treasury Notes
11,500,000	1.000	03/31/17	11,525,990
3,100,000	1.250	11/30/18	3,033,474
3,000,000	1.750 (k)	10/31/20	2,877,810
3,100,000	2.500	08/15/23	2,976,620
1,400,000	2.750	11/15/23	1,369,424

TOTAL U.S. TREASURY OBLIGATIONS			$ 24,682,308

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 241,038,886

Short-term Investment(l) – 3.5%
Repurchase Agreement – 3.5%
Joint Repurchase Agreement Account II
$8,600,000	0.019%	01/02/14	$ 8,600,000

TOTAL INVESTMENTS – 100.0%			$ 249,638,886

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			114,129

NET ASSETS – 100.0%			$ 249,753,015

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $37,830,879, which represents approximately 15.2% of net assets as of December 31, 2013.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,174,375 which represents approximately 0.9% of net assets as of December 31, 2013.

(g)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2013.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $148,396, which represents approximately 0.1% of net assets as of December 31, 2013.

(j)	Guranteed by United States Government until maturity. Total market value of these securities amounts to $5,037,982, which represents approximately 2.0% of net assets as of December 31, 2013.

(k)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CHF	03/19/14	$416,307	$1,896
	EUR/USD	03/19/14	210,477	1,921
	USD/EUR	03/19/14	104,551	256
Barclays Bank PLC	USD/BRL	01/13/14	104,121	879
	USD/CHF	03/19/14	1,799,235	11,431
BNP Paribas SA	CZK/EUR	03/19/14	104,551	817
	EUR/PLN	03/19/14	91,377	196
	EUR/USD	03/19/14	104,551	614
	PLN/USD	03/19/14	12,417	57
Citibank NA	NZD/USD	03/19/14	210,951	828
	USD/BRL	01/17/14	592,060	29,855
	USD/BRL	01/31/14	115,709	1,334
	USD/JPY	03/19/14	813,167	20,833
Credit Suisse International (London)	COP/USD	01/09/14	104,762	762
	USD/BRL	01/17/14	538,805	34,180
	USD/EUR	03/19/14	324,138	66
Deutsche Bank AG (London)	CAD/USD	03/19/14	105,344	344
	NOK/EUR	03/19/14	792,632	8,352
	USD/IDR	01/22/14	194,872	9,172
HSBC Bank PLC	CNH/USD	01/08/14	17,429	48
	GBP/EUR	03/19/14	628,681	8,130
	PHP/USD	02/07/14	174,485	137
	USD/JPY	03/19/14	408,433	10,567
	USD/SGD	03/19/14	208,240	760
JPMorgan Securities, Inc.	USD/EUR	01/29/14	3,162,176	1,885
	USD/EUR	03/19/14	103,175	587
	USD/MYR	02/13/14	4,472	93
Merrill Lynch International Bank Ltd.	GBP/EUR	03/19/14	210,477	777
Morgan Stanley Capital Services, Inc.	USD/BRL	01/13/14	99,091	238
Royal Bank of Canada	BRL/USD	01/09/14	209,899	1,899
	BRL/USD	01/10/14	106,922	922
	CAD/USD	03/19/14	104,975	975
	USD/BRL	01/09/14	103,954	1,418
	USD/BRL	01/10/14	207,336	1,860
	USD/BRL	01/13/14	202,898	4,547
	USD/BRL	01/17/14	546,421	30,701
	USD/BRL	01/31/14	108,974	2,427
	USD/CAD	03/19/14	104,172	328
	USD/MXN	01/30/14	4,511,278	20,251
	USD/TRY	03/19/14	1,020,802	51,900
Royal Bank of Scotland PLC	TRY/USD	03/19/14	104,584	584
Standard Chartered Bank	CAD/USD	03/19/14	105,732	732
	CNH/USD	01/08/14	433,207	3,207
	GBP/USD	03/19/14	1,047,287	12,911
	USD/JPY	03/19/14	207,590	5,410
	USD/SGD	03/19/14	683,177	4,582
State Street Bank	JPY/USD	03/19/14	209,106	106
	USD/JPY	03/19/14	812,501	22,499
UBS AG (London)	BRL/USD	01/10/14	416,723	723
	CHF/USD	03/19/14	104,499	499
	CNH/USD	01/08/14	144,913	668
	USD/BRL	01/13/14	205,547	3,453
	USD/JPY	03/19/14	1,332,673	27,702
	USD/MXN	01/30/14	2,215,466	35,299
Westpac Banking Corp.	AUD/USD	03/19/14	626,247	1,800
	USD/NZD	03/19/14	760,709	5,438

TOTAL				$389,856

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/PLN	03/19/14	$12,417	$(33)
	KRW/USD	01/13/14	207,821	(179)
	USD/EUR	03/19/14	836,407	(2,688)
	USD/RUB	02/14/14	107,512	(60)
Barclays Bank PLC	AUD/USD	03/19/14	193,648	(1,925)
	KRW/USD	01/13/14	208,352	(148)
	MYR/USD	01/13/14	204,143	(3,857)
	MYR/USD	01/23/14	208,975	(25)
	MYR/USD	02/13/14	301,368	(5,497)
	TRY/USD	03/19/14	202,059	(6,941)
BNP Paribas SA	EUR/HUF	03/19/14	106,545	(619)
	JPY/USD	03/19/14	411,200	(6,800)
	PHP/USD	01/28/14	52,857	(873)
	USD/CZK	03/19/14	309,538	(3,704)
Citibank NA	BRL/USD	01/13/14	412,045	(4,955)
	INR/USD	01/16/14	104,867	(133)
	JPY/USD	03/19/14	723,404	(6,596)
	MXN/USD	03/19/14	208,609	(1,391)
	TWD/USD	01/10/14	274,933	(2,691)
Credit Suisse International (London)	USD/RUB	01/23/14	420,014	(2,014)
	USD/RUB	02/07/14	318,402	(4,853)
Deutsche Bank AG (London)	EUR/HUF	03/19/14	107,934	(2,008)
	INR/USD	01/13/14	103,077	(923)
	JPY/USD	03/19/14	682,183	(8,817)
	MXN/USD	03/19/14	1,864,190	(29,331)
	PHP/USD	01/28/14	100,411	(201)
	TRY/USD	03/19/14	28,541	(93)
	TWD/USD	02/06/14	215,408	(2,620)
	USD/CNH	01/08/14	595,550	(15,550)
HSBC Bank PLC	USD/SGD	03/19/14	209,451	(451)
JPMorgan Securities, Inc.	IDR/USD	01/22/14	39,273	(638)
	JPY/USD	03/19/14	102,532	(2,236)
	TRY/USD	03/19/14	99,487	(4,513)
	TWD/USD	01/21/14	137,218	(1,116)
	USD/GBP	01/24/14	2,316,972	(32,729)
	USD/RUB	01/27/14	318,878	(795)
	USD/SEK	03/19/14	206,349	(2,841)
Morgan Stanley Capital Services, Inc.	BRL/USD	01/13/14	414,696	(2,305)
	EUR/GBP	03/19/14	227,168	(1,558)
	MYR/USD	01/10/14	105,803	(3,125)
	TRY/USD	03/19/14	199,468	(10,532)
Royal Bank of Canada	BRL/USD	01/13/14	103,694	(1,306)
	BRL/USD	01/21/14	103,498	(1,502)
	BRL/USD	01/31/14	211,460	(2,444)
	USD/BRL	01/10/14	301,840	(4,149)
	USD/CAD	03/19/14	943,869	(4,078)
	USD/CLP	01/31/14	111,412	(493)
Royal Bank of Scotland PLC	TRY/USD	03/19/14	301,622	(11,378)
Standard Chartered Bank	MYR/USD	02/07/14	414,272	(2,584)
	PHP/USD	01/09/14	262,859	(3,262)
State Street Bank	JPY/USD	03/19/14	208,771	(229)
UBS AG (London)	BRL/USD	01/13/14	212,766	(1,234)
	BRL/USD	01/21/14	207,740	(2,260)
	MYR/USD	01/10/14	104,863	(2,046)
	USD/BRL	01/09/14	105,945	(1,445)
	USD/BRL	01/13/14	630,004	(4,967)
	USD/RUB	02/14/14	237,082	(638)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Westpac Banking Corp.	AUD/EUR	03/19/14	$416,828	$(9,016)
	MYR/USD	01/28/14	417,416	(5,889)
	NZD/USD	03/19/14	103,840	(592)
	USD/AUD	03/19/14	416,609	(554)

TOTAL				$(238,430)

FORWARD SALES CONTRACTS — At December 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FHLMC	5.000%	TBA - 30yr	01/13/14	$(2,000,000)	$(2,160,312)
FNMA	2.500	TBA - 30yr	01/13/14	(1,000,000)	(905,664)
FNMA	3.000	TBA - 30yr	01/13/14	(1,000,000)	(950,313)
FNMA	6.000	TBA - 30yr	01/13/14	(2,000,000)	(2,220,623)

TOTAL (Proceeds Receivable: $6,195,391)					$(6,236,912)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	40	March 2014	$9,972,500	$(1,090)
Eurodollars	40	June 2014	9,968,500	(2,065)
Eurodollars	8	December 2014	2,741,219	8,911
Eurodollars	(188)	December 2015	(46,471,250)	117,077
Eurodollars	(94)	March 2016	(23,163,950)	44,654
Eurodollars	(94)	June 2016	(23,089,925)	57,376
Italian 10 Year Government Bonds	10	March 2014	1,579,578	11,180
Ultra Long U.S. Treasury Bonds	(39)	March 2014	(5,313,750)	70,436
5 Year German Euro-Bobl	13	March 2014	2,225,318	(24,567)
10 Year German Euro-Bund	(4)	March 2014	(765,824)	6,610
10 Year U.K. Long Gilt	7	March 2014	1,235,206	(28,529)
5 Year U.S. Treasury Notes	114	March 2014	13,601,625	(34,934)
10 Year U.S. Treasury Notes	(251)	March 2014	(30,884,766)	354,428
20 Year U.S. Treasury Bonds	361	March 2014	46,320,812	(853,517)

TOTAL				$(274,030)

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	6,090		01/04/16	10.390%	1 month Brazilian Interbank Deposit Average	$—	$(32,585)
	CAD	680	(a)	12/20/22	6 month CDOR	3.000%	24,436	3,236
Barclays Bank PLC	BRL	2,190		01/04/16	10.300	1 month Brazilian Interbank Deposit Average	—	(13,413)
	NOK	8,310	(a)	12/20/22	4.000	6 month NIBOR	580	(5,586)
		4,840	(a)	12/20/22	6 month NIBOR	4.000	(4,763)	7,679
	MYR	380		08/14/23	3 month KLIBOR	4.485	—	1,293
BNP Paribas SA.	NOK	13,370	(a)	12/20/22	6 month NIBOR	4.000	1,997	6,058
Citibank NA	BRL	2,480		01/04/16	10.090	1 month Brazilian Interbank Deposit Average	—	(19,545)
	MYR	1,220		11/19/18	3 month KLIBOR	3.915	—	3,298
	CAD	600	(a)	12/20/22	3.000	6 month CDOR	(20,764)	(3,652)
	KRW	2,257,900		08/08/23	3 month KWCDC	3.450	—	(8,214)
		231,040		08/16/23	3 month KWCDC	3.485	—	(1,453)
	MYR	775		11/15/23	3 month KLIBOR	4.450	—	3,761

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.		1,100		11/14/18	3 month KLIBOR	3.880%	$—	$2,887
	CAD	970	(a)	12/20/22	3.000%	6 month CDOR	(35,262)	(4,212)
	MYR	330		08/14/23	3 month KLIBOR	4.490	—	1,083
JPMorgan Securities, Inc.	NOK	1,100	(a)	12/20/22	4.000	6 month NIBOR	(303)	(360)
	KRW	291,170		08/21/23	3 month KWCDC	3.563	—	(3,606)
	MYR	420		09/26/23	3 month KLIBOR	4.330	—	3,297
Morgan Stanley Capital Services, Inc.		1,440		11/22/18	3 month KLIBOR	3.934	—	2,851
	NOK	1,990	(a)	12/20/22	4.000	6 month NIBOR	(444)	(756)
	KRW	225,810		08/16/23	3 month KWCDC	3.485	—	(1,421)
Royal Bank of Canada	CAD	1,320	(a)	12/20/22	6 month CDOR	3.000	41,477	12,240
		3,360	(a)	12/20/22	3.000	6 month CDOR	(116,328)	(20,407)

TOTAL							$(109,374)	$(67,527)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NOK	18,260	(a)	06/30/15	6 month NIBOR	2.000%	$(2,434)	$(5,657)
	AUD	6,520	(a)	09/05/15	3.200%	6 month AUDOR	(469)	17,467
	EUR	3,150	(a)	09/26/15	0.750	6 month EURO	2,662	6,242
		$4,070	(a)	09/26/15	3 month LIBOR	0.650	(1,112)	(4,029)
	NZD	4,530	(a)	12/15/15	4.250	3 month NZDOR	(2,140)	1,747
		$32,200	(a)	03/19/16	0.750	3 month LIBOR	97	104,241
	SEK	41,330	(a)	03/19/16	3 month STIBOR	1.500	(11,923)	(4,547)
	GBP	610	(a)	06/25/16	1.650	6 month BP	2,629	(3,943)
	CAD	3,800	(a)	07/24/16	1.940	6 month CDOR	141	22,011
		$2,900	(a)	07/24/16	3 month LIBOR	0.965	713	(10,328)
		49,000	(a)	11/25/16	2.920	3 month LIBOR	(187,025)	(553,135)
	GBP	6,720	(a)	11/25/16	6 month BP	1.320	(4,313)	90,811
		6,650	(a)	08/24/17	6 month BP	2.120	(36,951)	89,970
		$41,100	(a)	11/25/17	3 month LIBOR	1.675	88,075	255,829
	PLN	750		12/10/18	3 month WIBOR	3.817	1	(1,660)
		775		12/10/18	3 month WIBOR	3.820	1	(1,745)
		700		12/10/18	3 month WIBOR	3.844	1	(1,833)
	EUR	1,260	(a)	03/19/19	1.250	6 month EURO	1,969	(10,068)
		$2,800	(a)	03/19/19	2.000	3 month LIBOR	112,831	(104,128)
	CAD	2,300	(a)	03/19/19	2.250	6 month CDOR	7,676	(22,190)
		$4,800	(a)	03/19/19	3 month LIBOR	2.000	(60,844)	45,925
	SEK	11,070	(a)	03/19/19	3 month STIBOR	2.000	10,010	13,164
	NZD	300	(a)	03/19/19	4.750	3 month NZDOR	(848)	(261)
	AUD	230	(a)	03/19/19	6 month AUDOR	4.000	(1,192)	30
	GBP	240	(a)	03/19/19	6 month BP	2.000	89	4,974
	JPY	673,850	(a)	04/24/20	0.610	6 month JYOR	4,298	(7,233)
	GBP	6,390	(a)	08/24/20	2.960	6 month BP	132,250	(194,893)
		$14,800	(a)	03/19/21	2.750	3 month LIBOR	348,728	(197,793)
	GBP	9,390	(a)	11/25/21	2.700	6 month BP	11,720	(323,023)
	JPY	297,520	(a)	12/20/22	6 month JYOR	1.250	(29,456)	27,709
		$4,070	(a)	10/08/23	4.250	3 month LIBOR	3,050	(57,420)
	JPY	621,470	(a)	10/08/23	6 month JYOR	1.250	(8,608)	58,514
		$21,700	(a)	11/25/23	3 month LIBOR	3.511	96,830	292,835
	PLN	1,250		11/28/23	3 month WIBOR	4.163	3	620
		400		12/09/23	3 month WIBOR	4.320	1	(1,459)
		550		12/11/23	3 month WIBOR	4.287	1	(1,471)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	CHF	590	(a)	12/19/23	2.500%	6 month CHFOR	$(2,191)	$(764)
		$460	(a)	12/19/23	3 month LIBOR	4.500%	(1,777)	3,985
	AUD	850	(a)	12/19/23	5.500	6 month AUDOR	(1,443)	(1,797)
	NZD	2,470	(a)	12/19/23	5.750	3 month NZDOR	(9,686)	(5,629)
	EUR	1,230	(a)	12/19/23	6 month EURO	3.250	(15,285)	7,977
	JPY	17,430	(a)	03/19/24	0.750	6 month JYOR	(1,747)	(1,633)
	EUR	220	(a)	03/19/24	2.250	6 month EURO	1,847	(1,033)
		$41,090	(a)	03/19/24	3 month LIBOR	3.250	(5,232)	(260,222)
	NZD	390	(a)	03/19/24	3 month NZDOR	5.250	(572)	2,752
	CAD	610	(a)	03/19/24	3.000	6 month CDOR	(5,526)	(7,751)
	GBP	370	(a)	03/19/24	6 month BP	2.750	9,060	8,235
		$500	(a)	07/24/24	3.097	3 month LIBOR	(6,024)	(4,733)
	CAD	800	(a)	07/24/24	6 month CDOR	3.250	2,483	6,632
	GBP	6,030	(a)	11/25/24	6 month BP	3.080	(6,597)	215,227
		3,900	(a)	03/07/25	6 month BP	2.550	14,482	150,812
	JPY	1,077,330	(a)	04/24/25	6 month JYOR	1.030	10,001	121,693
		1,828,000	(a)	05/09/25	6 month JYOR	1.650	23,487	109,378
	GBP	2,250	(a)	08/24/25	6 month BP	3.550	(87,478)	92,872
	JPY	1,121,000	(a)	05/09/27	1.880	6 month JYOR	(22,230)	(79,871)
		$2,100	(a)	03/19/29	3 month LIBOR	3.500	25	38,733
	JPY	553,730	(a)	04/24/30	1.480	6 month JYOR	(1,725)	(76,392)
		$730	(a)	03/19/44	3.750	3 month LIBOR	(18,841)	(9,693)
	GBP	520	(a)	03/19/44	6 month BP	3.500	(8,555)	1,541

TOTAL							$342,937	$(164,408)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$1,400	(1.000)%	06/20/14	0.035%	$(2,399)	$(4,478)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,000	(1.000)	06/20/14	0.035	(5,438)	(9,297)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	7,800	(1.000)	06/20/14	0.035	(14,680)	(23,634)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	2,675	(1.000)	06/20/14	0.035	(4,272)	(8,868)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	4,625	1.000	06/20/16	0.215	3,258	88,260
	Tranches of Commercial Mortgage Backed Index AAA Series 3	500	0.080	12/13/49	0.637	(16,296)	8,104
Credit Suisse International (London)	Tranches of Commercial Mortgage Backed Index AAA Series 4	1,400	0.350	02/17/51	0.794	(47,929)	26,184
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	5,425	1.000	06/20/16	0.215	3,652	103,695
	Tranches of Commercial Mortgage Backed Index AAA Series 4	1,600	0.350	02/17/51	0.794	(53,474)	28,623

TOTAL						$(137,578)	$208,589

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$244,087,081

Gross unrealized gain	9,977,525
Gross unrealized loss	(4,425,720)

Net unrealized security gain	$5,551,805

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 40.7%
British Pound – 1.5%
United Kingdom Treasury
GBP	1,770,000	1.750%		09/07/22	$ 2,677,761
	3,200,000	3.750		07/22/52	5,441,273

					8,119,034

Canadian Dollar – 2.1%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	763,564
Government of Canada
	2,200,000	4.000		06/01/41	2,354,813
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,851,988
	4,200,000	4.000		06/02/21	4,188,375
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,809,032

					10,967,772

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	561,062

Danish Krone – 0.6%
Kingdom of Denmark
DKK	16,000,000	4.000		11/15/15	3,164,275

Euro – 20.7%
Federal Republic of Germany
EUR	1,040,000	4.000		01/04/37	1,730,509
	200,000	2.500		07/04/44	260,845
Government of Finland(a)
	7,990,000	3.125		09/15/14	11,220,688
	390,000	4.375		07/04/19	624,496
Government of France
	1,400,000	3.750		04/25/17	2,119,771
	4,140,000	1.000		05/25/18	5,681,647
	2,320,000	2.250		10/25/22	3,194,090
	1,480,000	4.500		04/25/41	2,446,337
Kingdom of Belgium(a)
	4,515,000	3.500		06/28/17	6,780,944
	395,000	3.750		09/28/20	609,848
Kingdom of The Netherlands(a)
	2,900,000	4.000		07/15/16	4,349,607
	2,470,000	4.500		07/15/17	3,844,302
Republic of Austria(a)
	4,080,000	4.350		03/15/19	6,492,388
Republic of Italy
	1,550,000	4.500		07/15/15	2,238,305
	11,320,000	4.750		06/01/17	16,877,398
	2,560,000	3.500		11/01/17	3,675,238
	8,670,000	5.500		11/01/22	13,420,554
	5,740,000	4.500		05/01/23	8,266,071
	490,000	5.000		08/01/39	696,473
Spain Government Bond
	1,730,000	4.500		01/31/18	2,561,277
	7,940,000	5.400	(a)	01/31/23	12,002,906
	1,480,000	4.400	(a)	10/31/23	2,074,923

					111,168,617

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Japanese Yen – 10.7%
Government of Japan
JPY	200,000	0.100%		12/15/14	$ 1,899
	1,093,700,000	0.200		09/20/17	10,398,199
	1,244,000,000	0.300		03/20/18	11,858,364
	334,800,000	1.400		03/20/20	3,380,221
	377,000,000	0.800		12/20/22	3,621,398
	971,000,000	0.600		03/20/23	9,151,253
	430,000,000	2.100		12/20/26	4,662,272
	29,000,000	2.200		03/20/31	311,130
	174,300,000	1.700		09/20/32	1,711,339
	485,000,000	2.500		09/20/34	5,319,369
	250,000,000	2.500		03/20/38	2,762,798
	100,000,000	2.200		09/20/39	1,050,375
	150,000,000	2.200		03/20/41	1,577,204
	59,500,000	2.000		09/20/41	600,913
	100,900,000	2.000		03/20/52	1,016,085

					57,422,819

Mexican Peso – 0.9%
United Mexican States
MXN	1,083,000	7.500		06/03/27	88,545
	15,949,300	7.750		05/29/31	1,279,462
	13,763,300	10.000		11/20/36	1,341,553
	9,175,700	8.500		11/18/38	777,522
	15,120,700	7.750		11/13/42	1,183,299

					4,670,381

South African Rand – 0.5%
Republic of South Africa
ZAR	18,820,000	7.750		02/28/23	1,776,389
	6,569,608	10.500		12/21/26	736,476

					2,512,865

South Korean Won – 0.7%
Republic of Korea
KRW	3,819,000,000	5.000		06/10/20	3,946,237

Swedish Krona – 0.9%
Kingdom of Sweden
SEK	11,000,000	6.750		05/05/14	1,743,657
	20,000,000	4.500		08/12/15	3,289,461

					5,033,118

United States Dollar – 2.0%
Perusahaan Penerbit SBSN
	$340,000	6.125	(a)	03/15/19	361,675
Republic of Chile
	1,540,000	3.625		10/30/42	1,213,520
Republic of Colombia
	210,000	2.625		03/15/23	183,750
	1,120,000	4.000		02/26/24	1,075,200
Republic of Indonesia
	530,000	5.375	(a)	10/17/23	527,350
	1,050,000	8.500		10/12/35	1,265,250
Republic of Korea
	660,000	7.125		04/16/19	811,404
Republic of Turkey
	200,000	6.250		09/26/22	206,250
	230,000	6.000		01/14/41	204,125
Russian Federation(a)
	3,200,000	4.875		09/16/23	3,264,000

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
State of Qatar
	$1,189,000	5.150%		04/09/14	$ 1,203,862
United Mexican States
	470,000	5.750		10/12/49	436,160

					10,752,546

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS					$ 218,318,726

Corporate Obligations – 22.4%
Automotive – 0.6%
Ford Motor Credit Co. LLC
	$2,300,000	3.984%		06/15/16	$ 2,447,804
	300,000	4.250		02/03/17	323,508
	200,000	4.375		08/06/23	200,759

					2,972,071

Banks – 7.9%
Bank of America Corp.
	1,550,000	5.750		12/01/17	1,759,264
	1,000,000	5.650		05/01/18	1,133,507
	1,400,000	2.600		01/15/19	1,404,103
Barclays Bank PLC
EUR	850,000	4.500	(b)(c)	03/04/19	1,174,408
	650,000	6.000		01/14/21	1,012,556
BNP Paribas SA(b)(c)
	150,000	4.730		12/31/49	213,577
BPCE SA(a)
	$1,350,000	5.700		10/22/23	1,390,127
Citigroup, Inc.
	105,000	4.450		01/10/17	113,680
	375,000	6.125		05/15/18	434,536
Credit Agricole SA(a)
	1,500,000	2.125		04/17/18	1,490,240
	850,000	2.625		10/03/18	854,879
Credit Suisse AG(a)
	700,000	6.500		08/08/23	744,625
DnB Boligkreditt AS(a)
	1,900,000	1.450		03/21/19	1,857,060
HSBC Holdings PLC
	1,150,000	6.800		06/01/38	1,403,516
ING Bank NV
	1,600,000	4.000	(a)	03/15/16	1,691,045
EUR	1,050,000	6.125	(b)	05/29/23	1,603,711
Intesa Sanpaolo SPA
	500,000	4.125		01/14/16	720,296
	$650,000	3.875		01/16/18	661,370
	900,000	3.875		01/15/19	889,350
JPMorgan Chase & Co.
	1,400,000	4.250		10/15/20	1,483,992
Lloyds TSB Bank PLC(b)(c)
EUR	1,250,000	11.875		12/16/21	2,140,932
Morgan Stanley & Co.
	$850,000	6.250		08/28/17	972,345
Morgan Stanley, Inc.
	1,650,000	4.000		07/24/15	1,725,668
	225,000	5.550		04/27/17	251,023
	250,000	6.625		04/01/18	291,458
	400,000	2.125		04/25/18	397,171
	500,000	5.625		09/23/19	566,110
Regions Financial Corp.(c)
	750,000	2.000		05/15/18	728,349

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Scotland PLC
	$1,100,000	2.550%		09/18/15	$ 1,125,374
EUR	550,000	5.375		09/30/19	872,967
	500,000	10.500	(b)	03/16/22	835,479
Santander Holdings USA, Inc.(c)
	$850,000	3.000		09/24/15	871,897
Sparebank 1 Boligkreditt AS
	3,300,000	2.300	(a)	06/30/18	3,413,989
	1,100,000	2.300		06/30/18	1,137,996
	3,200,000	1.750	(a)	11/15/20	3,038,400
Standard Chartered PLC(a)
	400,000	5.500		11/18/14	416,154
Wells Fargo & Co
	1,350,000	5.375		11/02/43	1,365,830

					42,186,984

Chemicals – 0.4%
Ecolab, Inc.
	1,550,000	4.350		12/08/21	1,617,932
LYB International Finance BV
	350,000	4.000		07/15/23	344,346
	150,000	5.250		07/15/43	150,540

					2,112,818

Communications – 3.5%
American Tower Corp.
	450,000	3.400		02/15/19	461,975
British Telecommunications PLC
GBP	244,000	6.625		06/23/17	459,827
Comcast Corp.
	$1,800,000	4.500		01/15/43	1,638,327
Empresa Nacional de Telecomunicaciones SA(a)
	830,000	4.875		10/30/24	815,475
Koninklijke KPN NV
EUR	750,000	3.250		02/01/21	1,044,646
	200,000	4.500		10/04/21	299,302
	550,000	4.250		03/01/22	808,013
News America, Inc.
	$50,000	4.000	(a)	10/01/23	49,571
	400,000	6.400		12/15/35	448,531
Telecom Italia SpA
EUR	250,000	4.875		09/25/20	351,584
Telefonica Emisiones SAU
	150,000	4.693		11/11/19	229,061
	$750,000	5.462		02/16/21	794,594
EUR	500,000	3.987		01/23/23	715,639
Verizon Communications, Inc.
	$1,350,000	3.650		09/14/18	1,430,908
	350,000	4.500		09/15/20	373,160
	1,500,000	5.150		09/15/23	1,605,480
	1,000,000	6.400		09/15/33	1,147,326
	2,300,000	6.550		09/15/43	2,690,589
Verizon Wireless Capital LLC
EUR	950,000	8.750		12/18/15	1,504,677
Vodafone Group PLC
	$1,950,000	2.875		03/16/16	2,022,441

					18,891,126

Consumer Noncyclical – 0.2%
Avon Products, Inc.
	600,000	4.600		03/15/20	599,459
	400,000	5.000		03/15/23	389,692
Imperial Tobacco Finance PLC(a)
	300,000	2.050		02/11/18	296,646

					1,285,797

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – 0.3%
Eaton Corp.
	$1,200,000	2.750%		11/02/22	$ 1,118,403
Roper Industries, Inc.
	400,000	2.050		10/01/18	389,738

					1,508,141

Electric – 0.4%
Enel Finance International NV
GBP	600,000	5.625		08/14/24	1,018,463
MidAmerican Energy Holdings Co.
	$350,000	5.950		05/15/37	387,992
Ruwais Power Co. PJSC(a)
	520,000	6.000		08/31/36	548,600

					1,955,055

Energy – 3.1%
Anadarko Petroleum Corp.
	700,000	6.450		09/15/36	789,973
BP Capital Markets PLC
GBP	850,000	4.325		12/10/18	1,516,739
Buckeye Partners LP(c)
	$550,000	4.150		07/01/23	531,241
CNOOC Curtis Funding No. 1 Pty Ltd.(a)
	1,160,000	4.500		10/03/23	1,146,904
Dolphin Energy Ltd.
	937,086	5.888	(a)	06/15/19	1,021,424
	604,786	5.888		06/15/19	659,217
Ecopetrol SA
	400,000	5.875		09/18/23	422,000
Energy Transfer Partners LP(c)
	700,000	3.600		02/01/23	649,610
	550,000	5.150		02/01/43	500,659
Gaz Capital SA for Gazprom
	1,770,000	9.250		04/23/19	2,172,675
GPN Capital SA for Gazprom
	1,280,000	4.375		09/19/22	1,171,200
Marathon Oil Corp.(c)
	50,000	2.800		11/01/22	46,073
Petrobras International Finance Co.
	560,000	5.375		01/27/21	557,693
Petroleos Mexicanos
	920,000	5.500		01/21/21	985,320
Phillips 66
	250,000	4.300		04/01/22	253,681
Rosneft Finance SA
	190,000	7.875		03/13/18	219,213
	270,000	7.250		02/02/20	304,763
Rosneft Oil Co. via Rosneft International Finance Ltd.(a)
	560,000	4.199		03/06/22	513,800
TNK-BP Finance SA
	271,000	6.625		03/20/17	299,455
Transocean, Inc.
	350,000	6.375		12/15/21	392,298
	850,000	3.800	(c)	10/15/22	806,732
Transportadora de Gas Internacional SA ESP(c)
	340,000	5.700		03/20/22	358,700
Weatherford International Ltd.
	500,000	9.625		03/01/19	641,674
	718,000	5.125		09/15/20	771,295
	50,000	4.500	(c)	04/15/22	50,386

					16,782,725

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial Companies – 0.8%
American Express Credit Corp.
GBP	1,200,000	5.375%	10/01/14	$ 2,052,290
	$700,000	2.800	09/19/16	730,499
GE Capital European Funding
EUR	1,200,000	2.875	06/18/19	1,719,445

				4,502,234

Food & Beverage – 0.6%
Mondelez International, Inc.
	$715,000	6.500	02/09/40	853,169
Pernod-Ricard SA(a)
	400,000	4.450	01/15/22	404,621
	1,050,000	4.250	07/15/22	1,047,326
	885,000	5.500	01/15/42	904,810

				3,209,926

Health Care - Services – 0.5%
Express Scripts Holding Co.
	2,350,000	3.500	11/15/16	2,490,776

Insurance – 0.7%
AIG Life Holdings, Inc.
	100,000	8.500	07/01/30	125,000
Allianz Finance II BV(b)(c)
EUR	100,000	5.750	07/08/41	154,272
American International Group, Inc.
	$750,000	4.875	09/15/16	822,394
AXA SA(b)(c)
EUR	600,000	5.125	07/04/43	865,997
Genworth Holdings, Inc.
	$150,000	7.700	06/15/20	177,948
	1,000,000	7.625	09/24/21	1,189,111
	300,000	4.900	08/15/23	299,819
QBE Insurance Group Ltd.(a)
	400,000	2.400	05/01/18	384,280

				4,018,821

Metals & Mining – 1.0%
Anglo American Capital PLC(a)
	2,600,000	9.375	04/08/14	2,657,637
Glencore Funding LLC(a)
	50,000	4.125	05/30/23	46,726
Rio Tinto Finance USA Ltd.
	752,000	9.000	05/01/19	984,161
Xstrata Finance Canada Ltd.(a)
	1,500,000	4.250	10/25/22	1,430,221

				5,118,745

Natural Gas(b)(c) – 0.2%
GDF Suez
EUR	900,000	3.875	12/31/49	1,277,873

Noncaptive - Financial – 0.1%
General Electric Capital Corp.
	$350,000	5.550	05/04/20	402,111

Pharmaceuticals – 0.3%
AbbVie, Inc.
	1,500,000	1.750	11/06/17	1,502,899

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – 1.0%
Gecina SA
EUR	700,000	4.250%	02/03/16	$ 1,022,974
HCP, Inc.(c)
	$100,000	2.625	02/01/20	95,306
	1,750,000	5.375	02/01/21	1,898,535
	200,000	4.250	11/15/23	196,084
Ventas Realty LP/Ventas Capital Corp.(c)
	200,000	3.250	08/15/22	185,583
WEA Finance LLC(a)
	200,000	7.125	04/15/18	237,466
	1,600,000	4.625 (c)	05/10/21	1,688,565
WEA Finance LLC/WT Finance Australia Property Ltd.(a)(c)
	250,000	3.375	10/03/22	236,673

				5,561,186

Retailers – 0.1%
Wal-Mart Stores, Inc.
	550,000	5.000	10/25/40	571,049

Technology – 0.2%
Apple, Inc.
	900,000	3.850	05/04/43	748,102
Hewlett-Packard Co.
	250,000	2.600	09/15/17	254,989

				1,003,091

Transportation – 0.5%
Abertis Infraestructuras SA
EUR	400,000	3.750	06/20/23	559,539
Burlington Northern Santa Fe LLC(c)
	$450,000	3.000	03/15/23	417,682
	500,000	4.375	09/01/42	449,140
Penske Truck Leasing Co LP/PTL Finance Corp.(a)
	450,000	4.250	01/17/23	430,890
Transnet Ltd.
	790,000	4.500	02/10/16	825,550

				2,682,801

TOTAL CORPORATE OBLIGATIONS				$ 120,036,229

Foreign Debt Obligation – 2.0%
Supranational – 2.0%
European Financial Stability Facility
EUR	7,700,000	2.000%	05/15/17	$ 11,010,552

Asset-Backed Securities – 2.8%
Home Equity – 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	$2,900,000	1.615%	10/25/37	$ 2,623,937
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	88,914	7.000	09/25/37	87,430
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	130,518	7.000	09/25/37	126,707

				2,838,074

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(b) – 2.3%
Access Group, Inc. Series 2004-2, Class A2
	$2,669,120	0.388%	01/25/16	$ 2,531,131
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	62,915	0.356	09/25/23	$62,856
Educational Services of America, Inc. Series 2010-1, Class A1(a)
	1,892,204	1.088	07/25/23	1,905,080
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	943,869	1.188	02/25/42	946,354
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	1,003,887	1.018	07/27/48	1,010,895
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	575,795	1.015	02/25/43	581,391
SLC Student Loan Center Series 2011-1, Class A(a)
	1,275,403	1.385	10/25/27	1,297,674
SLC Student Loan Trust Series 2006-1, Class A4
	1,935,091	0.323	12/15/21	1,927,269
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	351,587	0.369	03/01/25	350,540
Wachovia Student Loan Trust Series 2006-1, Class A4(a)
	1,465,255	0.318	04/25/23	1,462,985

				12,076,175

TOTAL ASSET-BACKED SECURITIES				$ 14,914,249

Mortgage-Backed Obligations – 21.2%
Adjustable Rate Non-Agency(b) – 1.1%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$1,118	0.905%	10/25/34	$ 1,113
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	212,941	1.628	09/25/35	181,708
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	2,860,686	0.435	02/25/36	2,204,204
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,006,872	0.377	03/20/46	714,461
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	214,680	2.520	04/20/35	214,472
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	1,025,980	2.686	08/19/36	734,259
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
	1,347,253	1.143	01/25/46	952,375
Sequoia Mortgage Trust Series 2004-10, Class A3A
	284,421	0.689	11/20/34	273,206
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
	686,150	2.486	11/25/34	677,403

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 5,953,201

Collateralized Mortgage Obligations – 5.4%
Aire Valley Mortgages PLC Series 2005-1X, Class 2A2(b)
EUR	135,956	0.658	09/20/66	181,059
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1(b)
	1,969,835	0.598	09/20/66	2,607,377
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2(b)
	1,050,761	0.558	09/20/66	1,385,443
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
	$2,200,000	3.111	02/25/23	2,144,740
FHLMC REMIC Series 4246, Class PT
	2,115,183	6.500	02/15/36	2,408,291
FHLMC REMIC Series 4248, Class LM
	3,958,530	6.500	05/15/41	4,514,909

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2010-126, Class LS(b)
	$2,423,074	4.835%	11/25/40	$ 384,263
FNMA REMIC Series 2011-52, Class GB
	1,000,000	5.000	06/25/41	1,080,451
FNMA REMIC Series 2011-99, Class DB
	875,000	5.000	10/25/41	944,194
FNMA REMIC Series 2012-111, Class B
	280,235	7.000	10/25/42	313,982
FNMA REMIC Series 2012-153, Class B
	913,816	7.000	07/25/42	1,023,583
Granite Mortgages PLC Series 2003-2, Class 1B(b)
	320,008	1.222	07/20/43	314,653
Granite Mortgages PLC Series 2004-1, Class 2A2(b)
EUR	1,406,837	0.618	03/20/44	1,926,104
Granite Mortgages PLC Series 2004-2, Class 3A(b)
GBP	267,248	0.844	06/20/44	439,041
Granite Mortgages PLC Series 2004-3, Class 3A1(b)
	244,608	0.884	09/20/44	402,667
Granite Mortgages PLC Series 2004-3, Class 3A2(b)
	1,797,119	0.904	09/20/44	2,959,187
Leek Finance Number Eighteen PLC Series 2018X, Class A2C(b)
EUR	156,705	0.553	09/21/38	221,899
Leek Finance Number Seventeen PLC Series 2017X, Class A2A(b)
GBP	104,256	0.807	12/21/37	177,632
Leek Finance PLC Series 2017X, Class A2C(b)
EUR	173,760	0.573	12/21/37	246,286
Leek Finance PLC Series 2018X, Class A2B(b)
	$887,995	0.506	09/21/38	912,402
NCUA Guaranteed Notes Series 2010-C1, Class APT
	3,319,236	2.650	10/29/20	3,367,857
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	64,948	1.840	10/07/20	65,544
Thrones PLC Series 2013-1, Class A(b)
GBP	492,519	2.017	07/20/44	817,900

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 28,839,464

Commercial Mortgage-Backed Securities – 7.0%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(b)
	$600,000	5.633	04/10/49	664,351
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
	7,114,037	5.602	06/11/50	7,979,591
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A(b)
	4,256,682	6.046	12/10/49	4,803,767
Commercial Mortgage Trust Series 2007-C9, Class A1A(b)
	4,513,090	5.800	12/10/49	5,006,906
FNMA ACES Series 2012-M8, Class ASQ2
	200,000	1.520	12/25/19	198,615
FNMA ACES Series 2012-M8, Class ASQ3
	300,000	1.801	12/25/19	293,290
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(b)
	4,516,885	5.804	08/10/45	4,979,030
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class A1A(b)
	2,526,499	5.810	06/12/43	2,752,984
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(b)
	3,901,612	5.839	07/15/44	4,329,791
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A
	4,021,816	5.166	12/12/49	4,389,245
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM(b)
	150,000	5.478	02/12/44	165,152
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM(b)
	250,000	5.931	12/15/44	240,948

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – (continued)
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A(b)
$1,745,759	5.608%	05/15/46	$ 1,917,163

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 37,720,833

Federal Agencies – 7.7%
FHLMC – 1.2%
711	5.000	09/01/16	740
7,366	5.000	11/01/16	7,794
1,231	5.000	12/01/16	1,303
25,954	5.000	01/01/17	27,505
40,025	5.000	02/01/17	42,570
31,309	5.000	03/01/17	33,302
57,631	5.000	04/01/17	61,302
2,632	5.000	05/01/17	2,799
1,108	5.000	06/01/17	1,179
1,549	5.000	08/01/17	1,647
175,651	5.000	09/01/17	186,828
202,002	5.000	10/01/17	214,861
116,037	5.000	11/01/17	123,423
125,563	5.000	12/01/17	133,554
151,893	5.000	01/01/18	161,439
344,507	5.000	02/01/18	365,125
335,191	5.000	03/01/18	355,728
297,612	5.000	04/01/18	316,119
222,834	5.000	05/01/18	236,775
54,528	5.000	06/01/18	57,771
57,738	5.000	07/01/18	61,018
29,118	5.000	08/01/18	30,829
21,665	5.000	09/01/18	23,050
66,151	5.000	10/01/18	70,341
82,056	5.000	11/01/18	87,222
53,728	5.000	12/01/18	57,161
39,566	5.000	01/01/19	42,109
4,563	5.000	02/01/19	4,868
9,780	5.000	03/01/19	10,433
1,949	5.000	10/01/35	2,107
921,012	5.000	06/01/36	995,829
16,551	5.000	02/01/37	17,899
1,896	5.000	11/01/37	2,049
876,094	5.000	03/01/38	946,898
849,442	5.000	11/01/38	917,897
765,508	7.000	02/01/39	858,535
44,272	4.500	09/01/39	47,036
83,334	5.000	01/01/40	90,346

			6,597,391

FNMA – 6.3%
1,983	5.000	04/01/18	2,098
27,706	5.000	05/01/18	29,221
3,338	5.000	06/01/18	3,525
3,207	5.000	11/01/18	3,392
2,936	5.000	03/01/19	3,115
4,219	5.000	04/01/19	4,479
4,000,000	4.506	06/01/19	4,385,139
1,625,807	3.416	10/01/20	1,684,483
1,244,958	3.632	12/01/20	1,301,189
770,381	3.762	12/01/20	808,244
2,068,436	4.375	06/01/21	2,246,347
400,000	3.830	07/01/21	419,444
283,641	5.000	05/01/26	307,416
216,784	6.000	09/01/27	242,539

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$5,848	5.000%	08/01/33	$ 6,350
5,591	5.500	02/01/34	6,159
7,087	5.500	05/01/34	7,803
4,891	5.500	10/01/34	5,385
30,034	5.500	12/01/34	33,051
7,736	5.500	04/01/35	8,513
6,811	5.500	07/01/35	7,495
294,497	6.000	12/01/36	326,584
171,985	6.000	02/01/37	190,687
533,506	6.000	09/01/37	591,519
80,371	6.000	05/01/38	89,110
98,023	6.000	11/01/38	108,682
479,494	7.000	03/01/39	537,487
60,927	4.500	05/01/39	64,796
36,189	4.500	06/01/39	38,497
45,403	4.500	08/01/39	48,300
226,500	6.000	09/01/39	251,129
74,440	6.000	10/01/39	82,550
704,691	5.000	12/01/39	766,713
1,056,823	6.000	10/01/40	1,171,741
2,525,179	6.000	05/01/41	2,799,762
117,049	4.500	07/01/41	124,230
167,667	4.500	08/01/41	177,954
44,785	4.500	10/01/41	47,533
920,572	3.000	08/01/42	876,621
810,391	3.000	09/01/42	771,990
110,487	3.000	10/01/42	105,257
500,318	3.000	11/01/42	476,549
4,950,837	3.000	12/01/42	4,714,627
3,384,077	3.000	01/01/43	3,223,319
1,006,300	3.000	02/01/43	958,384
978,091	2.500	03/01/43	888,154
244,159	3.000	03/01/43	232,600
709,976	3.000	04/01/43	676,363
957,636	2.500	05/01/43	869,580
1,000,000	5.500	TBA - 30yr(d)	1,100,234

			33,826,339

GNMA – 0.2%
698,690	3.950	07/15/25	725,649

TOTAL FEDERAL AGENCIES			$ 41,149,379

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 113,662,877

Agency Debentures – 0.6%
FFCB
$700,000	3.500%	12/20/23	$ 693,247
FHLMC
1,800,000	6.750	03/15/31	2,377,359

TOTAL AGENCY DEBENTURES			$ 3,070,606

Municipal Debt Obligations – 2.6%
California – 0.4%
California State GO Bonds (Various Purposes) Series 2011
$385,000	5.000%	09/01/41	$389,123
California State GO Bonds (Various Purposes) Series 2012
560,000	5.000	09/01/42	566,244
California State GO Bonds (Various Purposes) Series 2013
255,000	5.000	02/01/43	257,772
355,000	5.000	04/01/43	358,901
250,000	5.000	11/01/43	252,888

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
California – (continued)
City of San Francisco CA Public Utilities Commission RB Series 2012
$265,000	5.000%	11/01/43	$ 270,220
University of California RB (Limited Project) Series 2012 G
325,000	5.000	05/15/42	331,432

			2,426,580

Connecticut – 0.2%
Connecticut State GO Bonds Series 2013 E
715,000	5.000	08/15/24	815,701

Massachusetts – 0.1%
Massachusetts State School Building Authority Sales Tax RB (Refunding-Senior) Series 2012 B
530,000	5.000	08/15/30	575,898

New Jersey – 0.4%
New Jersey State Transportation Trust Fund Authority RB (Transportation Program) Series 2013 AA
545,000	5.000	06/15/44	544,133
New Jersey State Transportation Trust Fund Authority RB (Transportation System) Series 2012 A
1,645,000	5.000	06/15/42	1,656,433

			2,200,566

New York – 0.7%
New York City GO Bonds Series 2012 I
535,000	5.000	08/01/25	592,336
New York City Transitional Finance Authority RB (Future Tax Secured) Series 2012 F-1
340,000	5.000	05/01/34	357,694
New York City Water & Sewer System Finance Authority RB (Refunding) Series 2011 AA
410,000	5.000	06/15/44	417,388
New York City Water & Sewer System Finance Authority RB (Second General Resolution) Series 2013 BB
1,170,000	5.000	06/15/46	1,193,821
New York State Dormitory Authority Personal Income Tax RB (General Purpose) Series 2012 A
425,000	5.000	02/15/30	456,824
New York State Dormitory Authority Personal Income Tax RB Series 2013 B
465,000	5.000	03/15/34	487,246
New York State Urban Development Corp. RB (Personal Income Tax) Series 2013 C
380,000	5.000	03/15/28	414,770

			3,920,079

North Carolina – 0.1%
North Carolina State University at Raleigh RB Series 2013 A
325,000	5.000	10/01/42	341,864

Pennsylvania – 0.4%
Commonwealth of Pennsylvania State GO Bonds Second Series 2013
710,000	5.000	10/15/29	780,255
775,000	5.000	10/15/30	845,060
425,000	5.000	10/15/31	459,463

			2,084,778

Texas – 0.3%
Dallas-Fort Worth TX International Airport RB (Improvement) Series 2013 F
415,000	5.250	11/01/33	432,098

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority RB (Special Projects System) Series 2011 A
	$970,000	5.500%	09/01/41	$ 1,029,577

				1,461,675

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 13,827,141

Government Guarantee Obligations(e) – 2.2%
Achmea Hypotheekbank NV(a)
	$387,000	3.200%	11/03/14	$ 396,063
Kreditanstalt fuer Wiederaufbau
EUR	5,676,000	3.125	06/15/18	8,523,991
AUD	3,000,000	6.000	08/20/20	2,893,345

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 11,813,399

U.S. Treasury Obligations – 1.6%
United States Treasury Bonds
	$2,200,000	3.000%	05/15/42	$ 1,844,986
	2,300,000	3.625 (f)	08/15/43	2,171,706
United States Treasury Inflation Protected Securities
	1,996,636	1.125	01/15/21	2,100,521
	1,967,134	0.375	07/15/23	1,898,895
United States Treasury Notes
	700,000	2.750	11/15/23	684,712

TOTAL U.S. TREASURY OBLIGATIONS				$ 8,700,820

Notional Amount		Exercise Rate	Expiration Date	Value
Options Purchased – 0.5%
Interest Rate Swaptions
Royal Bank of Canada Call – OTC – 2 year Interest Rate Swap Strike Price 1.916%
	68,000,000	1.916%	10/23/15	$ 734,740
Royal Bank of Canada Call – OTC – 10 year Interest Rate Swap Strike Price 3.623%
	31,000,000	3.623	02/22/16	2,081,046

TOTAL OPTIONS PURCHASED				$ 2,815,786

Short-Term Obligation – 3.9%
Time Deposit – 3.9%
Rabobank Nederland
	$21,076,812	0.050%	01/02/14	$ 21,076,812

TOTAL INVESTMENTS – 100.5%				$ 539,247,197

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%				(2,433,734)

NET ASSETS – 100.0%				$ 536,813,463

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $90,539,846, which represents approximately 16.9% of net assets as of December 31, 2013.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,100,234, which represents approximately 0.2% of net assets as of December 31, 2013.

(e)	Guaranteed by a foreign government until maturity.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	—SouthAfrican Rand

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CHF	03/19/14	$2,034,975	$9,270
	EUR/USD	03/19/14	1,236,727	11,291
	GBP/EUR	03/19/14	995,985	3,676
	USD/EUR	03/19/14	645,189	1,581
Barclays Bank PLC	USD/AUD	01/10/14	2,698,731	141,860
	USD/BRL	01/13/14	381,779	3,221
	USD/CHF	03/19/14	8,097,034	51,443
	USD/JPY	02/13/14	58,312,415	1,404,599
BNP Paribas SA	CZK/EUR	03/19/14	510,373	3,987
	EUR/PLN	03/19/14	433,310	926
	EUR/USD	03/19/14	496,617	2,916
	PLN/USD	03/19/14	1,154,338	5,291
Citibank NA	NZD/USD	03/19/14	1,017,963	3,962
	USD/BRL	01/31/14	735,458	8,479
	USD/JPY	03/19/14	3,982,957	102,043
Credit Suisse International (London)	COP/USD	01/09/14	512,729	3,729
	USD/EUR	03/19/14	1,820,903	371
Deutsche Bank AG (London)	CAD/USD	03/19/14	512,672	1,672
	NOK/EUR	03/19/14	3,553,594	37,449
	USD/IDR	01/22/14	848,676	39,943
HSBC Bank PLC	CNH/USD	01/08/14	218,834	604
	GBP/EUR	03/19/14	3,063,616	39,617
	USD/JPY	03/19/14	1,993,426	51,574
	USD/SGD	03/19/14	1,015,296	3,704
JPMorgan Securities, Inc.	USD/EUR	03/19/14	497,992	2,831
Morgan Stanley Capital Services, Inc.	USD/BRL	01/13/14	462,423	1,114
Royal Bank of Canada	BRL/USD	01/09/14	1,027,296	9,296
	BRL/USD	01/10/14	249,148	2,148
	CAD/USD	03/19/14	498,629	4,629
	USD/BRL	01/09/14	511,257	6,972
	USD/BRL	01/10/14	947,409	8,500
	USD/BRL	01/13/14	943,753	21,150
	USD/BRL	01/31/14	692,652	15,425
	USD/CAD	03/19/14	508,899	1,601
	USD/TRY	03/19/14	4,804,772	244,289
	USD/ZAR	01/30/14	2,535,187	26,919
Royal Bank of Scotland PLC	TRY/USD	03/19/14	503,813	2,813
Standard Chartered Bank	CAD/USD	03/19/14	498,451	3,451
	CNH/USD	01/08/14	2,030,030	15,030
	GBP/USD	03/19/14	4,176,574	51,488
	USD/JPY	03/19/14	994,094	25,906
	USD/SGD	03/19/14	3,034,091	20,349
State Street Bank	JPY/USD	03/19/14	1,002,508	508
	USD/JPY	03/19/14	3,967,199	109,801
UBS AG (London)	BRL/USD	01/10/14	2,045,547	3,547
	CHF/USD	03/19/14	496,370	2,370
	PHP/USD	02/07/14	831,657	690
	USD/BRL	01/13/14	1,004,127	16,873
	USD/EUR	01/29/14	152,682,997	57,710
	USD/JPY	03/19/14	6,564,292	136,449
	USD/MXN	01/30/14	4,666,119	74,347
Westpac Banking Corp.	AUD/USD	03/19/14	3,055,728	8,782
	EUR/USD	01/29/14	179,563	1,149
	USD/NZD	03/19/14	3,584,357	25,570

TOTAL				$2,834,915

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/PLN	03/19/14	$1,154,338	$(3,076)
	KRW/USD	01/13/14	1,019,123	(877)
	USD/CZK	02/27/14	557,235	(985)
	USD/EUR	03/19/14	4,091,241	(13,149)
	USD/RUB	02/14/14	137,467	(76)
Barclays Bank PLC	AUD/USD	03/19/14	809,235	(8,046)
	KRW/USD	01/13/14	1,019,774	(726)
	MYR/USD	01/13/14	1,239,580	(23,420)
	MYR/USD	01/23/14	988,883	(117)
	MYR/USD	02/13/14	845,349	(15,419)
	PHP/USD	01/27/14	694,589	(11,659)
	TRY/USD	03/19/14	956,155	(32,845)
	USD/SEK	01/09/14	5,145,130	(202,341)
BNP Paribas SA	EUR/HUF	03/19/14	502,282	(2,914)
	JPY/USD	03/19/14	1,808,098	(29,902)
	PHP/USD	01/28/14	246,826	(4,077)
	USD/CZK	03/19/14	1,532,449	(18,338)
Citibank NA	BRL/USD	01/13/14	2,015,758	(24,242)
	INR/USD	01/16/14	509,354	(646)
	JPY/USD	03/19/14	3,268,348	(31,652)
	MXN/USD	03/19/14	1,015,229	(6,771)
	TWD/USD	01/10/14	881,373	(8,627)
	USD/KRW	01/24/14	4,284,130	(66,775)
Credit Suisse International (London)	MXN/USD	03/19/14	7,646,985	(129,508)
	USD/RUB	01/23/14	1,988,533	(9,533)
	USD/RUB	02/07/14	1,505,187	(22,943)
Deutsche Bank AG (London)	EUR/HUF	03/19/14	520,048	(9,674)
	INR/USD	01/13/14	505,474	(4,526)
	JPY/USD	03/19/14	3,791,746	(47,254)
	MXN/USD	03/19/14	1,007,099	(14,901)
	PHP/USD	01/28/14	246,826	(493)
	TRY/USD	03/19/14	136,361	(444)
	TWD/USD	02/06/14	1,058,266	(12,874)
	USD/CNH	01/08/14	2,248,864	(58,864)
HSBC Bank PLC	USD/SGD	03/19/14	991,134	(2,134)
JPMorgan Securities, Inc.	IDR/USD	01/22/14	187,923	(3,053)
	JPY/USD	03/19/14	499,871	(10,901)
	MYR/USD	02/13/14	622,928	(13,009)
	TRY/USD	03/19/14	472,563	(21,437)
	TWD/USD	01/21/14	440,491	(3,581)
	USD/GBP	01/24/14	18,301,437	(258,524)
	USD/RUB	01/27/14	1,517,884	(3,789)
	USD/SEK	03/19/14	1,011,504	(13,925)
Morgan Stanley Capital Services, Inc.	BRL/USD	01/13/14	2,030,711	(11,289)
	MYR/USD	01/10/14	489,218	(14,451)
	TRY/USD	03/19/14	972,204	(50,796)
Royal Bank of Canada	BRL/USD	01/13/14	504,643	(6,357)
	BRL/USD	01/21/14	503,692	(7,308)
	BRL/USD	01/31/14	1,066,881	(12,293)
	USD/BRL	01/10/14	1,248,843	(17,166)
	USD/CAD	01/31/14	10,943,863	(35,453)
	USD/CAD	03/19/14	4,598,317	(19,814)
	USD/CLP	01/31/14	531,031	(2,351)
	USD/DKK	01/31/14	3,492,042	(39,754)
Royal Bank of Scotland PLC	TRY/USD	03/19/14	1,429,073	(53,927)
Standard Chartered Bank	MYR/USD	02/07/14	1,974,569	(12,313)
	PHP/USD	01/09/14	707,891	(8,784)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

State Street Bank	JPY/USD	03/19/14	$1,000,900	$(1,100)
UBS AG (London)	BRL/USD	01/13/14	1,016,108	(5,892)
	BRL/USD	01/21/14	1,010,999	(11,001)
	JPY/USD	02/13/14	547,367	(6,438)
	MYR/USD	01/10/14	459,217	(8,961)
	USD/BRL	01/09/14	516,039	(7,039)
	USD/BRL	01/13/14	2,963,421	(23,425)
	USD/RUB	02/14/14	1,328,307	(3,576)
Westpac Banking Corp.	AUD/EUR	03/19/14	2,040,118	(44,126)
	AUD/USD	03/19/14	252,614	(533)
	MYR/USD	01/28/14	1,981,713	(27,954)
	NZD/USD	03/19/14	504,484	(2,874)
	USD/AUD	03/19/14	2,028,861	(2,702)
	USD/EUR	01/29/14	1,633,053	(11,812)

TOTAL				$(1,597,536)

FORWARD SALES CONTRACTS — At December 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(d)	Settlement Date	Principal Amount	Value

FHLMC	5.000%	TBA - 30yr	01/13/14	$(1,000,000)	$(1,080,156)
FNMA	3.000	TBA - 30yr	01/13/14	(10,000,000)	(9,503,125)

TOTAL (Proceeds Receivable: $10,583,594)					$(10,583,281)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 year Government Bonds	11	March 2014	$1,126,211	$8,580
Eurodollars	3	December 2014	1,027,957	3,348
Eurodollars	(201)	December 2015	(49,684,688)	125,174
Eurodollars	(107)	March 2016	(26,367,475)	35,872
Eurodollars	(107)	June 2016	(26,283,213)	44,166
French 10 Year Government Bonds	28	March 2014	5,063,014	(70,061)
Italian 10 Year Government Bonds	(9)	March 2014	(1,421,620)	(3,484)
Japan 10 Year Government Bonds	4	March 2014	5,443,738	(22,805)
Ultra Long U.S. Treasury Bonds	(8)	March 2014	(1,090,000)	8,987
2 Year German Euro-Schatz	(35)	March 2014	(5,310,887)	7,378
5 Year German Euro-Bobl	21	March 2014	3,594,744	(39,673)
10 Year German Euro-Bund	34	March 2014	6,509,507	(65,725)
10 Year U.K. Long Gilt	81	March 2014	14,293,100	(297,768)
2 Year U.S. Treasury Notes	(25)	March 2014	(5,495,313)	9,724
5 Year U.S. Treasury Notes	(103)	March 2014	(12,289,188)	167,205
10 Year U.S. Treasury Notes	(16)	March 2014	(1,968,750)	19,770
20 Year U.S. Treasury Bonds	(19)	March 2014	(2,437,937)	21,937

TOTAL				$(47,375)

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	CAD	2,270	(a)	12/20/22	3.000%	6 month CDOR	$(77,647)	$(14,731)
		7,170	(a)	12/20/22	6 month CDOR	3.000%	257,658	34,124
Barclays Bank PLC	NOK	23,640	(a)	12/20/22	3 month NIBOR	4.000	(22,179)	36,421
		47,080	(a)	12/20/22	4.000	3 month NIBOR	2,621	(30,983)
		$6,080	(a)	03/10/26	3.210	3 month LIBOR	—	(446,310)
BNP Paribas SA	NOK	17,650	(a)	12/20/22	3 month NIBOR	4.000	(5,400)	16,033

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	CAD	5,930	(a)	12/20/22	3.000%	6 month CDOR	$(228,685)	$(12,635)
	NOK	31,580	(a)	12/20/22	6 month NIBOR	4.000%	8,699	10,326
Deutsche Bank Securities, Inc.	BRL	6,490		01/02/15	9.942	1 month Brazilian Interbank Deposit Average	—	(7,081)
	CAD	17,480	(a)	12/20/22	3.000	6 month CDOR	(578,670)	(132,676)
	NOK	45,960	(a)	12/20/22	6 month NIBOR	4.000	(8,469)	36,157
JPMorgan Securities, Inc.		7,950	(a)	12/20/22	6 month NIBOR	4.000	9,075	(4,285)
		11,730		12/20/22	4.000	6 month NIBOR	(3,232)	(3,835)
Morgan Stanley Capital Services, Inc.		19,300	(a)	12/20/22	4.000	6 month NIBOR	(4,306)	(7,321)
Royal Bank of Canada		$30,710	(a)	10/27/17	1.416	3 month LIBOR	—	(356,049)
	CAD	8,160	(a)	12/20/22	3.000	6 month CDOR	(291,016)	(41,054)
		11,455	(a)	12/20/22	6 month CDOR	3.000	354,638	111,521
		$11,560	(a)	02/24/26	3.123	3 month LIBOR	—	(919,086)
UBS AG (London)	CHF	5,400		01/06/17	2.105	6 month CHFOR	—	454,912

TOTAL							$(586,913)	$(1,276,552)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NOK	61,950	(a)	06/30/15	6 month NIBOR	2.000%	$(6,625)	$(20,825)
	AUD	32,840	(a)	09/05/15	3.200%	6 month AUDOR	(2,347)	87,966
	EUR	19,950	(a)	09/26/15	0.750	6 month EURO	16,856	39,530
		$25,310	(a)	09/26/15	3 month LIBOR	0.650	(6,913)	(25,053)
	NZD	31,030	(a)	12/15/15	4.250	3 month NZDOR	(14,644)	11,952
		$5,100	(a)	03/19/16	0.500	3 month LIBOR	1,529	(10,411)
	SEK	281,170	(a)	03/19/16	3 month STIBOR	1.500	(81,223)	(30,824)
		$78,100	(a)	05/25/16	2.920	3 month LIBOR	(163,160)	(1,016,564)
	GBP	3,900	(a)	06/25/16	1.650	6 month BP	12,013	(20,418)
	CAD	4,880	(a)	07/24/16	1.940	6 month CDOR	1,408	27,040
		$3,300	(a)	07/24/16	3 month LIBOR	0.965	811	(11,753)
	GBP	9,310	(a)	11/25/16	6 month BP	1.320	(5,976)	125,812
		16,300	(a)	08/24/17	6 month BP	2.120	(82,479)	212,435
		$65,100	(a)	11/25/17	3 month LIBOR	1.675	83,572	461,153
	JPY	601,140	(a)	03/19/19	0.250	6 month JYOR	(38,106)	(11,309)
	EUR	7,060	(a)	03/19/19	1.250	6 month EURO	10,129	(55,512)
	GBP	1,150	(a)	03/19/19	2.000	6 month BP	(1,064)	(23,194)
	CAD	14,530	(a)	03/19/19	2.250	6 month CDOR	48,495	(140,187)
		$13,380	(a)	03/19/19	3 month LIBOR	2.000	(167,843)	126,257
	SEK	66,010	(a)	03/19/19	3 month STIBOR	2.000	53,228	84,961
	NZD	1,990	(a)	03/19/19	4.750	3 month NZDOR	(5,625)	(1,730)
	AUD	1,560	(a)	03/19/19	6 month AUDOR	4.000	(8,099)	215
		$3,300	(a)	08/29/19	3.520	3 month LIBOR	8	22,680
		3,300	(a)	08/29/19	3.560	3 month LIBOR	8	26,368
	JPY	877,900	(a)	04/24/20	0.610	6 month JYOR	(2,169)	(1,655)
	GBP	15,660	(a)	08/24/20	2.960	6 month BP	269,421	(422,939)
		$9,950	(a)	03/19/21	3 month LIBOR	2.500	(42,742)	104,009
		1,700	(a)	08/27/21	3 month LIBOR	3.095	10	(24,939)
		1,700	(a)	08/27/21	3 month LIBOR	3.132	10	(29,058)
	GBP	13,000	(a)	11/25/21	2.700	6 month BP	16,226	(447,210)
	JPY	2,123,780	(a)	12/20/22	6 month JYOR	1.250	(175,092)	162,619
		$27,050	(a)	10/08/23	4.250	3 month LIBOR	20,025	(381,381)
	JPY	4,128,080	(a)	10/08/23	6 month JYOR	1.250	(57,730)	389,227
		$34,600	(a)	11/25/23	3 month LIBOR	3.511	69,736	551,573
	GBP	3,270		12/18/23	2.000	6 month BP	(345,336)	(130,128)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

GBP	3,270		12/18/23	6 month BP	2.000%	$298,121	$177,063
CHF	3,520	(a)	12/19/23	2.500%	6 month CHFOR	(13,755)	(3,876)
	$1,090	(a)	12/19/23	3 month LIBOR	4.500	(4,740)	9,972
AUD	5,550	(a)	12/19/23	5.500	6 month AUDOR	(9,639)	(11,520)
NZD	15,290	(a)	12/19/23	5.750	3 month NZDOR	(62,811)	(31,999)
EUR	6,815	(a)	12/19/23	6 month EURO	3.250	(85,247)	44,758
JPY	313,060	(a)	03/19/24	0.750	6 month JYOR	(41,364)	(19,345)
EUR	1,140	(a)	03/19/24	2.250	6 month EURO	9,572	(5,354)
	$12,720	(a)	03/19/24	3 month LIBOR	3.250	(243,809)	161,634
NZD	1,790	(a)	03/19/24	3 month NZDOR	5.250	(2,623)	12,632
CAD	4,430	(a)	03/19/24	3.000	6 month CDOR	(40,128)	(56,287)
AUD	2,710	(a)	03/19/24	4.750	6 month AUDOR	(209)	18,217
GBP	2,740	(a)	03/19/24	6 month BP	2.750	66,079	61,998
	$7,500	(a)	06/12/24	3 month LIBOR	2.807	60	318,777
	700	(a)	07/24/24	3.097	3 month LIBOR	(8,434)	(6,627)
CAD	1,290	(a)	07/24/24	6 month CDOR	3.250	8,550	6,147
GBP	8,350	(a)	11/25/24	6 month BP	3.080	(9,135)	298,033
	6,190	(a)	03/07/25	6 month BP	2.550	22,926	239,425
JPY	1,431,450	(a)	04/24/25	6 month JYOR	1.030	48,906	126,076
	2,028,750	(a)	05/09/25	6 month JYOR	1.650	41,027	106,429
GBP	5,520	(a)	08/24/25	6 month BP	3.550	(175,260)	188,493
JPY	1,241,660	(a)	05/09/27	1.880	6 month JYOR	(36,883)	(76,208)
	728,550	(a)	04/24/30	1.480	6 month JYOR	(28,528)	(74,251)
EUR	2,100	(a)	03/19/44	2.750	6 month EURO	20,078	(23,585)
	$2,000	(a)	03/19/44	3.750	3 month LIBOR	(63,350)	(14,826)
GBP	3,490	(a)	03/19/44	6 month BP	3.500	(58,408)	11,334

TOTAL						$(972,692)	$1,085,817

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$16,650	(1.000)%	06/20/14	0.035%	$(28,528)	$(53,257)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	28,700	(1.000)	06/20/14	0.035	(45,832)	(95,143)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	5,400	1.000	06/20/16	0.215	3,803	103,050
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	24,050	1.000	06/20/16	0.215	16,192	459,700

TOTAL						$(54,365)	$414,350

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
iTraxx Europe Index Series 19	EUR	14,500	1.000%	06/20/18	0.618%	$98,459	$239,459

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$530,672,053

Gross unrealized gain	19,389,978
Gross unrealized loss	(10,814,834)

Net unrealized security gain	$8,575,144

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 9.3%
Banks – 1.7%
Abbey National Treasury Services PLC(a)
GBP	1,800,000	2.124%		02/16/15	$ 3,024,032
ABN AMRO Bank NV(a)(b)
EUR	15,000	4.310		03/10/49	20,481
Banco Nacional de Costa Rica
	$2,810,000	6.250		11/01/23	2,739,750
	3,100,000	6.250	(c)	11/01/23	3,022,500
Bank of America Corp.(a)(b)
EUR	15,200,000	1.134		03/28/18	20,074,205
Barclays Bank PLC
	$6,150,000	6.050	(c)	12/04/17	6,875,595
EUR	12,300,000	4.750	(a)(b)	03/15/49	14,390,032
	19,450,000	4.875	(a)(b)	12/15/49	24,081,618
	23,650,000	8.000	(a)(b)	12/15/49	32,765,965
Brazil Loan Trust 1
	$8,580,000	5.477		07/24/23	8,558,550
Credit Suisse Group AG(a)(b)(c)
	34,450,000	7.500		12/11/49	36,430,875
Intesa Sanpaolo SpA
	33,317,000	3.875		01/16/18	33,899,792
	25,975,000	3.875		01/15/19	25,667,617
Northern Rock Asset Management PLC(c)
	10,354,000	5.625		06/22/17	11,712,325
Sparebank 1 Boligkreditt AS(c)
	13,400,000	1.750		11/15/19	12,723,300
Stadshypotek AB(c)
	8,100,000	1.875		10/02/19	7,806,780

					243,793,417

Consumer Cyclical Services(b) – 0.3%
Equinix, Inc.
	5,750,000	4.875		04/01/20	5,721,250
	8,525,000	7.000		07/15/21	9,313,563
	31,175,000	5.375		04/01/23	30,395,625

					45,430,438

Consumer Products-Household & Leisure – 0.3%
Alphabet Holding Co., Inc.(b)(d)
	11,450,000	7.750		11/01/17	11,807,812
Avon Products, Inc.
	10,025,000	4.600		03/15/20	10,015,952
	26,150,000	5.000		03/15/23	25,476,146

					47,299,910

Energy – 2.2%
Ecopetrol SA
	11,300,000	5.875		09/18/23	11,921,500
Gaz Capital SA for Gazprom
	2,660,000	8.625	(e)	04/28/14	3,165,400
	7,090,000	9.250	(e)	04/23/19	8,702,975
	3,680,000	5.999		01/23/21	3,882,400
	273,000	6.510		03/07/22	292,451
	2,219,000	4.950		07/19/22	2,149,656
	2,350,000	7.288	(c)	08/16/37	2,488,063
Gazprom Neft OAO Via GPN Capital SA(c)
	95,820,000	6.000		11/27/23	97,377,075
GPN Capital SA for Gazprom
	16,469,000	4.375		09/19/22	15,069,135

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Halcon Resources Corp.(b)
$9,750,000	9.750	%(c)	07/15/20	$ 10,164,375
19,725,000	9.750		07/15/20	20,563,312
42,475,000	8.875		05/15/21	42,899,750
KazMunayGas National Co.(c)
6,220,000	5.750		04/30/43	5,388,075
Offshore Drilling Holding SA(b)(c)
10,010,000	8.375		09/20/20	10,665,602
Offshore Group Investment Ltd.(b)
35,314,000	7.500		11/01/19	38,321,042
6,375,000	7.125		04/01/23	6,557,697
Petrobras Global Finance BV
3,590,000	4.375		05/20/23	3,221,953
160,000	5.625		05/20/43	131,000
Petroleos de Venezuela SA
2,550,000	6.000		11/15/26	1,364,250
Raizen Energy Finance Ltd.
1,400,000	9.500		08/15/14	1,463,000
Rosneft Finance SA
4,750,000	7.250		02/02/20	5,361,563
Rosneft Oil Co. via Rosneft International Finance Ltd.(c)
26,760,000	4.199		03/06/22	24,552,300

				315,702,574

Energy-Exploration & Production – 1.2%
Antero Resources Finance Corp.(b)(c)
28,625,000	5.375		11/01/21	28,982,813
Continental Resources, Inc.(b)
14,800,000	5.000		09/15/22	15,373,500
20,885,000	4.500		04/15/23	21,172,169
Lukoil International Finance BV
770,000	7.250		11/05/19	887,425
14,600,000	6.125		11/09/20	15,786,250
3,530,000	4.563	(c)	04/24/23	3,309,375
3,420,000	4.563		04/24/23	3,206,250
MEG Energy Corp.(b)(c)
44,675,000	6.375		01/30/23	45,010,062
20,150,000	7.000		03/31/24	20,401,875
Pacific Rubiales Energy Corp.(b)(c)
20,900,000	5.375		01/26/19	21,004,500

				175,134,219

Food & Beverage – 0.3%
Constellation Brands, Inc.
20,900,000	3.750		05/01/21	19,750,500
4,350,000	4.250		05/01/23	4,045,500
US Foods, Inc.(b)
13,000,000	8.500		06/30/19	14,218,750

				38,014,750

Gaming – 0.7%
Caesars Entertainment Operating Co., Inc.(b)
3,500,000	9.000		02/15/20	3,395,000
GLP Capital LP/GLP Financing II, Inc.(b)(c)
8,100,000	4.375		11/01/18	8,282,250
32,750,000	4.875		11/01/20	32,750,000
23,550,000	5.375		11/01/23	23,079,000
MGM Resorts International
25,200,000	6.750		10/01/20	27,153,000
Studio City Finance Ltd.(b)(c)
6,850,000	8.500		12/01/20	7,637,750

				102,297,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media-Cable(b) – 0.1%
UPC Holding BV
EUR	5,650,000	6.375%		09/15/22	$ 7,922,792

Media-Non Cable(b)(c) – 0.1%
Griffey Intermediate, Inc./Griffey Finance Sub LLC
	$17,373,000	7.000		10/15/20	13,724,670

Noncaptive-Financial(b)(c) – 0.0%
GEO Maquinaria
	1,549,476	9.625		05/02/21	557,811

Pipelines(a)(b) – 0.1%
Energy Transfer Partners LP
	8,775,000	3.259		11/01/66	7,985,250
Enterprise Products Operating LLC
	6,850,000	8.375		08/01/66	7,594,937
	1,850,000	7.000		06/01/67	1,893,938
	3,600,000	7.034		01/15/68	3,978,000

					21,452,125

Services Cyclical-Rental Equipment(b)(c) – 0.4%
Algeco Scotsman Global Finance PLC
	30,650,000	8.500		10/15/18	33,089,740
	21,100,000	10.750		10/15/19	22,260,500

					55,350,240

Technology-Hardware(b)(c)(d) – 0.0%
CommScope Holding Co., Inc.
	4,633,000	6.625		06/01/20	4,818,320

Transportation Services(b)(c) – 0.1%
Aguila 3 SA
	12,800,000	7.875		01/31/18	13,568,000

Utilities-Electric(a)(b) – 0.1%
Enel SpA
	7,750,000	8.750	(c)	09/24/73	8,421,981
GBP	3,200,000	7.750		09/10/75	5,587,837

					14,009,818

Wireless Telecommunications – 1.3%
Softbank Corp.(c)
	$95,650,000	4.500		04/15/20	93,223,832
Sprint Communications, Inc.
	12,400,000	7.000		08/15/20	13,454,000
Sprint Corp.(c)
	15,450,000	7.250		09/15/21	16,589,438
	38,100,000	7.875		09/15/23	40,909,875
Sprint Nextel Corp.
	2,750,000	11.500		11/15/21	3,588,750
VimpelCom Holdings BV
	4,100,000	5.200	(c)	02/13/19	4,100,000
	15,680,000	7.504		03/01/22	16,366,000
	8,170,000	5.950	(c)	02/13/23	7,700,225

					195,932,120

Wirelines Telecommunications(b) – 0.4%
Koninklijke KPN NV(a)
	24,650,000	7.000		03/28/73	25,430,242
Level 3 Financing, Inc.
	14,125,000	9.375		04/01/19	15,784,688

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications(b) – (continued)
Telecom Italia SpA(a)
EUR	8,700,000	7.750%	03/20/73	$ 12,369,532

				53,584,462

TOTAL CORPORATE OBLIGATIONS				$ 1,348,592,666

Mortgage-Backed Obligations – 19.2%
Adjustable Rate Non-Agency(a) – 6.4%
Aire Valley Mortgages PLC Series 2005-1X, Class 2A1
GBP	2,039,336	0.884%	09/20/66	$ 3,258,471
Aire Valley Mortgages PLC Series 2005-1X, Class 2A2
EUR	8,293,301	0.658	09/20/66	11,044,580
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$5,030,363	0.585	09/20/66	4,842,464
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	19,127,411	0.465	09/20/66	18,341,045
Aire Valley Mortgages PLC Series 2006-1X, Class 2A2
GBP	7,958,133	0.824	09/20/66	12,668,152
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(c)
	$28,386,297	0.485	09/20/66	27,205,626
American Home Mortgage Assets Trust Series 2006-6, Class A1A
	13,878,310	0.355	12/25/46	9,689,937
American Home Mortgage Assets Trust Series 2007-1, Class A1
	31,637,951	0.844	02/25/47	19,211,428
American Home Mortgage Assets Trust Series 2007-2, Class A1
	30,761,514	0.291	03/25/47	23,419,396
American Home Mortgage Investment Trust Series 2005-3, Class 2A4
	6,100,000	1.972	09/25/35	3,837,306
American Home Mortgage Investment Trust Series 2006-3, Class 11A1
	236,013	0.345	12/25/46	187,726
American Home Mortgage Investment Trust Series 2007-2, Class 11A1
	6,032,139	0.396	03/25/47	3,873,624
Banc of America Funding Corp. Series 2006-G, Class 2A1
	11,305,413	0.388	07/20/36	10,292,072
Banc of America Funding Corp. Series 2006-H, Class 6A1
	34,353,152	0.358	10/20/36	25,247,245
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
	1,175,684	0.386	08/25/36	855,362
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
	5,201,458	0.366	09/25/47	4,162,823
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(c)
	8,286,026	0.365	10/25/36	7,073,797
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(c)
	41,683,406	0.315	12/25/46	32,249,601
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-2A, Class A1(c)
	10,706,550	0.295	04/25/47	7,793,924
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR7, Class 2A2A
	6,805,848	2.700	11/25/36	5,092,614
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
	12,472,974	0.497	11/20/35	9,669,841
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
	841,373	0.426	12/25/35	731,763
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
	2,736,609	2.164	01/25/36	2,491,106
Countrywide Alternative Loan Trust Series 2005-81, Class A1
	10,060,716	0.445	02/25/37	7,483,899
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	781,618	0.436	02/25/36	602,249
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
	1,621,880	0.666	05/25/35	1,299,378

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
	$5,730,215	0.336%	11/25/36	$ 4,751,697
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	362,929	0.378	03/20/46	257,529
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
	37,384,378	1.523	11/25/47	26,813,545
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
	13,432,828	0.296	03/25/47	8,833,460
Countrywide Home Loans Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1
	32,072,717	0.366	04/25/46	24,606,169
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-8, Class 9A9
	8,539,331	0.816	09/25/35	6,738,254
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA1, Class A1
	11,476,439	0.316	02/25/47	8,058,272
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
	11,021,846	0.305	07/25/47	9,435,976
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
	13,727,110	0.368	10/19/36	11,560,586
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1
	2,118,944	0.346	01/25/37	1,520,617
HarborView Mortgage Loan Trust Series 2005-09, Class 2A1A
	2,773,625	0.508	06/20/35	2,509,296
HarborView Mortgage Loan Trust Series 2005-5, Class 1A1A
	15,584,685	0.478	07/19/45	13,444,130
HarborView Mortgage Loan Trust Series 2006-11, Class A1A
	8,606,128	0.338	12/19/36	5,754,041
HarborView Mortgage Loan Trust Series 2006-7, Class 2A1A
	2,580,131	0.368	09/19/46	1,959,442
HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A
	14,628,467	1.165	11/25/47	12,970,720
HomeBanc Mortgage Trust Series 2005-5, Class A1
	23,625,479	0.426	01/25/36	19,965,108
Impac Secured Assets Trust Series 2006-5, Class 1A1B
	20,037,129	0.365	02/25/37	13,500,977
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1
	7,175,553	0.426	06/25/35	6,197,828
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	1,352,844	2.389	08/25/35	1,152,871
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
	5,829,614	4.683	11/25/35	4,928,473
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
	11,520,424	0.386	04/25/46	9,086,695
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
	9,554,293	0.346	02/25/37	6,578,450
Indymac Index Mortgage Loan Trust Series 2007-AR1, Class 1A1
	9,638,548	3.021	03/25/37	8,715,575
Indymac Index Mortgage Loan Trust Series 2007-FLX3, Class A1
	11,489,090	0.405	06/25/37	10,173,684
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
	9,916,098	0.345	07/25/37	8,521,843
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
	10,018,400	2.722	05/25/36	7,292,514
JPMorgan Alternative Loan Trust Series 2006-A5, Class 1A1
	8,548,466	0.326	10/25/36	6,352,244
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	11,230,525	0.553	09/21/38	15,902,769
Lehman XS Trust Series 2005-5N, Class 1A1
	$25,853,575	0.466	11/25/35	22,439,574
Lehman XS Trust Series 2005-9N, Class 1A1
	6,155,529	0.436	02/25/36	5,259,553

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Lehman XS Trust Series 2007-12N, Class 2A1
$5,705,526	0.345%	07/25/37	$ 3,871,644
Lehman XS Trust Series 2007-15N, Class 4A1
11,703,950	1.065	08/25/47	8,123,625
Lehman XS Trust Series 2007-16N, Class 2A2
558,398	1.015	09/25/47	439,454
Lehman XS Trust Series 2007-20N, Class A1
11,106,953	1.315	12/25/37	7,688,187
Lehman XS Trust Series 2007-4N, Class 3A2A
7,216,125	0.889	03/25/47	5,879,013
Lehman XS Trust Series 2007-5H, Class 3A4
11,664,179	3.100	05/25/37	7,112,589
Lehman XS Trust Series 2007-7N, Class 1A1A
25,642,189	0.386	06/25/47	19,372,987
Luminent Mortgage Trust Series 2006-5, Class A1A
4,080,171	0.356	07/25/36	2,796,452
Luminent Mortgage Trust Series 2006-7, Class 2A1
11,978,629	0.335	12/25/36	9,425,294
Luminent Mortgage Trust Series 2007-2, Class 2A1
2,469,375	0.396	05/25/37	1,598,136
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1
12,663,802	0.944	12/25/46	7,717,388
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
5,080,548	0.994	12/25/46	3,151,503
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
5,671,700	0.316	03/25/47	4,799,343
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
2,114,992	0.365	05/25/47	1,476,287
Morgan Stanley Mortgage Loan Trust Series 2005-6AR, Class 1A3
1,241,280	0.576	11/25/35	1,053,447
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A
3,609,042	0.406	12/25/36	2,457,685
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
7,527,775	1.143	01/25/46	5,321,396
Residential Accredit Loans, Inc. Series 2006-QA10, Class A1
7,467,577	0.351	12/25/36	5,321,901
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1
3,919,450	0.436	02/25/46	2,768,177
Residential Accredit Loans, Inc. Series 2007-QA4, Class A1A
7,610,582	0.316	06/25/37	5,374,398
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
18,498,775	1.417	11/25/37	10,509,328
Residential Accredit Loans, Inc. Series 2007-QO3, Class A1
18,082,375	0.326	03/25/47	13,846,618
Residential Accredit Loans, Inc. Series 2007-QS8, Class A3
3,705,432	0.766	06/25/37	2,300,517
Residential Accredit Loans, Inc. Trust Series 2006-QA2, Class 2A1
6,114,736	3.668	02/25/36	4,344,022
Residential Accredit Loans, Inc. Trust Series 2006-QO7, Class 1A1
8,679,577	0.943	09/25/46	5,525,250
Residential Accredit Loans, Inc. Trust Series 2007-QO2, Class A1
7,188,592	0.316	02/25/47	4,100,979
Residential Accredit Loans, Inc. Trust Series 2007-QO4, Class A1A
2,046,906	0.356	05/25/47	1,638,240
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
8,449,958	2.964	09/25/35	7,543,709
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1
7,940,725	0.326	12/25/36	6,364,703
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
5,034,249	4.672	10/25/36	3,862,664
Structured Adjustable Rate Mortgage Loan Trust Series 2007-11, Class 1A1
10,161,830	1.316	12/25/37	6,637,221

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1B
$3,577,561	0.336%	02/25/36	$ 2,742,919
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1
5,420,384	0.365	02/25/36	3,731,710
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1
8,254,545	0.376	05/25/46	6,196,860
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1
6,484,688	0.356	07/25/46	5,271,242
Structured Asset Mortgage Investments II Trust Series 2007-AR3, Class 1A3
19,300,000	0.375	09/25/47	12,841,649
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
19,747,325	6.500	05/25/47	13,327,207
Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 5A1
1,871,580	1.604	03/25/46	1,523,386
Structured Asset Mortgage Investments, Inc. Series 2006-AR6, Class 1A3
616,092	0.356	07/25/46	387,892
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class A1A
678,729	0.375	08/25/36	503,142
Structured Asset Mortgage Investments, Inc. Series 2006-AR8, Class A1A
5,439,287	0.366	10/25/36	4,260,717
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
16,208,581	1.628	08/25/47	13,873,152
Structured Asset Mortgage Investments, Inc. Series 2007-AR7, Class 1A1
2,068,566	1.016	05/25/47	1,386,735
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class CB1
138,443	0.616	06/25/35	106,358
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
3,638,161	1.109	06/25/46	2,071,633
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA3, Class 2A
4,372,134	0.889	02/25/47	2,952,162
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A
7,787,872	2.131	07/25/47	5,619,370
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1
12,478,184	0.506	01/25/45	11,639,097
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
5,651,455	0.486	08/25/45	5,377,318
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR12, Class 1A6
8,175,000	2.357	10/25/35	7,661,787
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
718,754	0.436	12/25/45	672,440
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2, Class 2A21
4,682,501	0.496	01/25/45	4,375,685
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6, Class 2A1A
658,715	0.396	04/25/45	620,559
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR7, Class A3
8,860,000	2.411	08/25/35	8,723,447

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
$442,432	0.436%	07/25/45	$ 411,640
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,647,806	0.456	07/25/45	1,549,003
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
6,236,657	0.486	07/25/45	5,858,774
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 1A
5,408,688	1.099	09/25/46	4,632,184
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
4,705,331	1.065	09/25/46	3,627,916
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
9,256,547	1.019	10/25/46	7,502,253
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR15, Class 1A
19,040,319	0.985	11/25/46	16,002,975
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR2, Class A1A
12,539,884	1.085	04/25/46	9,543,195
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
1,898,400	1.135	06/25/46	1,222,643
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A
6,922,924	0.845	02/25/47	5,549,464
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
9,757,371	0.845	01/25/47	6,459,230
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3, Class 2A
18,774,937	0.909	04/25/47	15,113,372
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class 1A
7,291,378	0.909	05/25/47	6,436,428
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA5, Class 1A
18,640,155	0.893	06/25/47	15,855,385
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 2A1
9,103,878	0.596	06/25/37	6,409,828

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 932,370,235

Collateralized Mortgage Obligations – 2.6%
Interest Only – 0.1%
FHLMC STRIPS Series 247, Class 22
5,561,288	5.000	10/15/35	1,126,596
FHLMC STRIPS Series 247, Class 23
8,261,022	5.000	01/15/36	1,673,503
FHLMC STRIPS Series 247, Class 24
20,770,277	5.000	09/15/36	4,207,605
FHLMC STRIPS Series 258, Class 83
9,469,101	5.000	01/15/36	1,918,233
FNMA STRIPS Series 418, Class C9
71,661,130	3.000	08/25/28	9,355,196

			18,281,133

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – 0.9%
FHLMC REMIC Series 2011-3862, Class SA
	$9,514,660	6.373%	05/15/41	$ 1,417,877
FHLMC REMIC Series 4248, Class S
	49,562,862	5.833	09/15/43	8,779,323
FHLMC REMIC Series 4262, Class ST
	110,184,697	5.933	05/15/41	15,774,173
FHLMC REMIC Series 4263, Class SB
	108,554,121	5.933	11/15/43	15,424,064
FHLMC REMIC Series 4272, Class SY
	66,321,700	5.933	06/15/38	9,388,792
FHLMC REMIC Series 4273, Class PS
	116,639,124	5.933	11/15/43	15,197,646
FHLMC REMIC Series 4286, Class SN
	126,779,915	5.832	12/15/43	23,065,628
FNMA REMIC Series 2010-126, Class LS
	7,460,770	4.835	11/25/40	1,183,166
FNMA REMIC Series 2010-76, Class SD
	12,448,103	6.335	07/25/40	1,818,286
FNMA REMIC Series 2013-75, Class SA
	21,232,332	5.985	07/25/43	4,487,532
GNMA REMIC Series 2012-149, Class MS
	75,521,096	6.083	12/20/42	12,527,507
GNMA REMIC Series 2013-113, Class SD
	171,336,565	6.533	08/16/43	25,127,038

				134,191,032

Regular Floater(a) – 0.4%
CitiMortgage Alternative Loan Trust Series 2007-A2 , Class 1A9
	9,624,640	6.000	02/25/37	7,867,685
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
	1,812,610	0.966	12/25/35	1,466,691
FHLMC REMIC Series 3231 Class FB
	1,524,871	0.517	10/15/36	1,525,781
FHLMC REMIC Series 3314 Class FC
	1,152,494	0.567	12/15/36	1,153,778
FHLMC REMIC Series 3371, Class FA
	1,226,990	0.767	09/15/37	1,234,175
FHLMC REMIC Series 3545, Class FA
	2,394,472	1.017	06/15/39	2,429,365
FHLMC REMIC Series 3827 Class KF
	1,743,275	0.537	03/15/41	1,746,736
FNMA REMIC Series 2006-45, Class TF
	2,464,442	0.565	06/25/36	2,469,582
FNMA REMIC Series 2006-76, Class QF
	2,553,333	0.565	08/25/36	2,559,842
FNMA REMIC Series 2006-79, Class PF
	2,722,119	0.565	08/25/36	2,728,724
FNMA REMIC Series 2007-33, Class HF
	3,474,443	0.515	04/25/37	3,482,241
FNMA REMIC Series 2007-75, Class VF
	927,383	0.615	08/25/37	930,282
FNMA REMIC Series 2009-84, Class WF
	890,731	1.265	10/25/39	910,621
Granite Mortgages PLC Series 2003-2, Class 1B
	3,776,089	1.222	07/20/43	3,712,900
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	2,278,439	0.997	07/20/43	3,758,165
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	165,237	0.604	01/20/44	226,608
Granite Mortgages PLC Series 2004-2, Class 3A
GBP	2,488,055	0.844	06/20/44	4,087,422
Granite Mortgages PLC Series 2004-3, Class 2A2
EUR	61,297	0.578	09/20/44	83,911

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP	2,364,206	0.884%	09/20/44	$ 3,891,893
Sequoia Mortgage Trust Series 2007-3, Class 2AA1
	$6,615,447	2.457	07/20/37	5,364,306

				51,630,708

Sequential Fixed Rate – 1.0%
Banc of America Funding Corp. Series 2007-8, Class 2A1
	3,035,543	7.000	10/25/37	1,817,650
BCAP LLC Trust Series 2007-AA2, Class 2A7
	2,835,573	6.000	04/25/37	2,428,948
CHL Mortgage Pass-Through Trust Series 2007-10, Class A22
	6,877,545	6.000	07/25/37	6,205,128
CHL Mortgage Pass-Through Trust Series 2007-10, Class A5
	3,659,236	6.000	07/25/37	3,301,472
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
	251,198	5.500	05/25/22	253,584
Citigroup Mortgage Loan Trust Series 2007-9, Class 1A1(c)
	11,331,119	5.750	04/25/47	9,000,887
CitiMortgage Alternative Loan Trust Series 2006-A3, Class 1A13
	5,354,650	6.000	07/25/36	4,598,700
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7
	1,953,389	6.000	01/25/37	1,579,874
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
	10,895,151	5.750	03/25/37	8,970,662
CitiMortgage Alternative Loan Trust Series 2007-A4, Class 1A5
	7,313,452	5.750	04/25/37	6,100,174
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
	4,046,275	6.000	02/25/36	3,351,599
Countrywide Alternative Loan Trust Series 2007-06, Class A4
	4,335,973	5.750	04/25/47	3,538,420
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
	1,799,367	5.750	07/25/37	1,534,937
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
	761,231	6.000	08/25/37	645,008
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
	2,429,389	6.000	03/25/37	2,167,550
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-7, Class A3
	5,150,662	5.750	06/25/37	4,681,806
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(c)
	13,097,972	6.000	11/25/36	10,270,788
JPMorgan Mortgage Trust Series 2006-S4, Class A3
	17,286,435	6.000	01/25/37	14,715,859
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
	1,730,693	5.000	08/25/35	1,724,741
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A
	5,796,305	5.250	02/25/21	5,627,530
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 2A3
	6,683,244	5.750	02/25/36	6,297,042
Residential Accredit Loans, Inc. Series 2006-QS12, Class 1A1
	7,395,593	6.500	09/25/36	5,523,012
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
	1,087,154	5.500	02/25/36	897,490
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
	5,674,535	6.000	04/25/36	4,425,827
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
	1,840,588	6.000	06/25/36	1,416,039
Residential Accredit Loans, Inc. Series 2006-QS7, Class A1
	1,111,127	6.000	06/25/36	880,222
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
	3,339,955	6.000	08/25/36	2,574,358
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
	3,322,450	6.500	07/25/36	2,654,142

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Residential Accredit Loans, Inc. Trust Series 2006-QS15, Class A3
$3,968,135	6.500%	10/25/36	$ 3,179,597
Residential Asset Securitization Trust Series 2005-A11CB, Class 2A1
13,078,930	4.850	10/25/35	9,432,759
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
2,375,768	6.000	08/25/36	2,096,177
Residential Asset Securitization Trust Series 2006-A8, Class 2A3
8,530,563	6.000	08/25/36	5,391,527
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
9,378,194	6.000	10/25/37	8,162,929
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
2,399,934	6.000	08/25/37	2,312,875

			147,759,313

Sequential Floating Rate(a) – 0.2%
Banc of America Funding Corp. Series 2006-7, Class T2A1
11,174,814	5.878	10/25/36	8,612,103
Banc of America Funding Corp. Series 2007-2, Class 2A1
182,223	5.512	03/25/37	183,015
Chaseflex Trust Series 2007-3, Class 1A2
4,500,593	0.626	07/25/37	2,829,161
CitiMortgage Alternative Loan Trust Series 2006-A7, Class 1A1
13,763,394	6.000	12/25/36	11,559,617
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,380,264	0.266	12/25/36	907,453

			24,091,349

Support – 0.0%
Countrywide Alternative Loan Trust Series 2006-4CB, Class 2A4
884,049	5.500	04/25/36	809,820

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 376,763,355

Commercial Mortgage-Backed Securities – 8.4%
Sequential Fixed Rate – 2.1%
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A
140,897,554	5.361	02/15/40	150,193,693
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
23,957,630	2.779	09/25/22	24,473,763
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A4
4,500,000	3.102	05/15/46	4,251,599
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, ClassA1A
111,881,217	5.559	10/15/48	121,875,678
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B
2,500,000	4.697	04/15/45	2,583,473

			303,378,206

Sequential Floating Rate(a) – 6.3%
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
173,891,570	5.526	01/15/49	188,125,291
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class A1A1
92,477,805	5.683	06/15/39	101,000,744
FHLMC Multifamily Structured Pass-Through Certificates Series K029, Class A2
83,200,000	3.320	02/25/23	82,375,896
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
160,500,000	3.250	04/25/23	158,028,669

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2
$144,500,000	3.300%	04/25/23	$ 142,558,166
FHLMC Multifamily Structured Pass-Through Certificates Series K033, Class A2
193,000,000	3.060	07/25/23	186,245,077
FREMF Mortgage Trust Series 2012-K706, Class B(c)
2,200,000	4.023	11/25/44	2,224,350
FREMF Mortgage Trust Series 2012-K706, Class C(c)
1,350,000	4.023	11/25/44	1,291,269
FREMF Mortgage Trust Series 2012-K707, Class C(c)
2,350,000	3.882	01/25/47	2,228,427
FREMF Mortgage Trust Series 2012-K710, Class B(c)
5,700,000	3.818	06/25/47	5,680,244
FREMF Mortgage Trust Series 2012-K710, Class C(c)
1,600,000	3.818	06/25/47	1,502,278
GS Mortgage Securities Trust Series 2007-GG10, Class A1A
38,914,698	5.806	08/10/45	42,896,256
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
1,450,000	5.479	02/12/44	1,596,473
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
1,200,000	5.931	12/15/44	1,156,550

			916,909,690

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,220,287,896

Federal Agencies – 1.8%
Adjustable Rate FNMA(a) – 0.1%
2,609,103	2.550	05/01/33	2,780,424
1,225,128	1.964	10/01/34	1,277,743
2,757,235	1.916	01/01/35	2,877,828
2,119,773	2.595	09/01/35	2,252,921
986,158	2.420	10/01/36	1,051,877

			10,240,793

FNMA – 1.7%
6,768,640	3.104	01/01/18	7,142,466
6,672,740	3.443	01/01/18	7,125,824
4,342,741	3.660	01/01/18	4,656,961
592,232	5.000	01/01/18	630,803
2,928,757	5.000	02/01/18	3,119,726
5,367,496	3.750	03/01/18	5,773,827
1,904,776	5.000	03/01/18	2,028,975
2,817,090	5.000	04/01/18	3,000,779
3,550,000	3.840	05/01/18	3,830,023
234,539	5.000	05/01/18	249,832
243,584	5.000	06/01/18	259,466
6,065	5.500	01/01/19	6,633
100,794	5.500	02/01/19	109,912
94,015	5.500	03/01/19	102,807
76,319	5.500	04/01/19	83,456
40,102	5.500	05/01/19	43,853
171,679	5.500	06/01/19	187,737
570,627	5.500	07/01/19	623,753
507,977	5.500	08/01/19	555,093
465,909	5.500	09/01/19	508,920
143,233	5.500	10/01/19	156,570
147,571	5.500	11/01/19	161,375
247,787	5.500	12/01/19	270,965
20,299	5.500	01/01/20	22,198
10,500	5.500	06/01/20	11,375
2,728,021	5.500	07/01/20	2,920,321

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,103,985	3.416%	10/01/20	$ 2,179,919
1,532,256	3.632	12/01/20	1,601,464
5,909,817	4.375	06/01/21	6,418,133
6,920,746	5.500	05/01/25	7,497,686
11,645,853	4.000	09/01/26	12,340,509
8,953	4.500	09/01/29	9,564
254,434	5.000	04/01/33	277,974
1,334	5.000	05/01/33	1,457
426,648	5.000	08/01/33	466,120
555,856	5.000	09/01/33	607,284
29,071	4.000	02/01/35	30,003
107,084	6.000	08/01/36	118,752
977,675	6.000	11/01/36	1,084,199
286,906	6.000	12/01/36	318,166
2,622,475	6.000	02/01/37	2,907,640
981,893	6.000	04/01/37	1,088,662
669,742	6.000	05/01/37	742,569
10,587	6.000	07/01/37	11,738
11,899	6.000	02/01/38	13,192
193,914	5.000	03/01/38	210,741
9,102	6.000	05/01/38	10,091
11,738	6.000	06/01/38	13,014
13,456	6.000	10/01/38	14,918
198,786	6.000	11/01/38	220,442
205,684	6.000	12/01/38	228,032
42,136	4.000	08/01/39	43,485
20,143	4.000	09/01/39	20,788
77,877	5.000	12/01/39	84,732
137,400	5.000	05/01/40	150,022
23,996	5.000	07/01/40	26,200
150,091	5.000	08/01/40	163,878
9,000,006	6.000	10/01/40	9,978,651
924,238	4.000	02/01/41	954,131
45,323	5.000	04/01/41	49,551
4,766	5.000	05/01/41	5,211
4,542,616	6.000	05/01/41	5,036,572
2,729,253	4.500	08/01/41	2,896,696
729,007	4.500	10/01/41	773,733
1,122,895	5.000	11/01/41	1,227,642
10,991,044	3.000	08/01/42	10,466,408
10,609,734	3.000	09/01/42	10,106,666
1,618,028	3.000	10/01/42	1,541,426
6,500,088	3.000	11/01/42	6,191,242
60,021,560	3.000	12/01/42	57,157,933
41,584,147	3.000	01/01/43	39,610,349
12,610,734	3.000	02/01/43	12,010,502
3,045,498	3.000	03/01/43	2,901,312
8,240,176	3.000	04/01/43	7,850,054
3,000,000	6.000	TBA - 30yr(f)	3,330,934

			254,574,037

TOTAL FEDERAL AGENCIES			$ 264,814,830

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 2,794,236,316

Asset-Backed Securities – 6.4%
Collateralized Loan Obligations – 4.8%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)(c)
$39,153,366	0.892%	11/01/18	$ 38,406,633
ACIS CLO Ltd. Series 2013-1A, Class ACOM(a)(c)
23,550,000	1.493	04/18/24	22,681,547
ACIS CLO Ltd. Series 2013-2A, Class A(a)(c)
11,950,000	0.761	10/14/22	11,615,221

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
ACIS CLO Ltd. Series 2013-2A, Class ACOM(a)(c)
$68,183,962	1.176%	10/14/22	$ 65,932,528
Atrium CDO Corp. Series 4A Class A2(a)(c)
1,471,662	0.492	06/08/19	1,463,269
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)(c)
1,800,474	0.515	06/20/17	1,792,431
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(a)(c)
330,379	0.495	06/20/17	330,379
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)(c)
22,578,924	0.487	04/29/19	21,947,482
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)(c)
58,251,658	0.512	02/01/22	56,845,813
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)(c)
23,011,886	0.512	02/01/22	22,429,525
Callidus Debt Partners CLO Fund Ltd. Series 7A, Class A(a)(c)
5,577,777	0.992	01/21/21	5,563,860
Callidus Debt Partners CLO Fund VI Ltd. Series 6X, Class A1D(a)
10,480,408	0.499	10/23/21	10,131,190
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(a)(c)
7,650,000	1.457	11/21/22	7,455,751
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(a)
118,100,000	1.407	12/14/23	114,166,798
Doral CLO 1 Ltd. Series 2012-3A, Class A1(a)(c)
10,000,000	1.694	12/19/22	10,007,480
ECP CLO Ltd. Series 2008-1A, Class A1(a)(c)
11,400,000	1.094	03/17/22	11,170,187
Gleneagles CLO Ltd. Series 2005-1A, Class A1(a)(c)
12,124,720	0.517	11/01/17	12,003,521
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(a)(c)
9,844,299	0.477	07/31/21	9,692,893
Greywolf CLO Ltd. Series 2007-1A, Class A(a)(c)
9,327,400	0.483	02/18/21	9,129,725
Greywolf CLO Ltd. Series 2007-1A, Class B(a)(c)
600,000	0.668	02/18/21	571,596
Jasper CLO Ltd. Series 2005-1A, Class A(a)(c)
6,360,328	0.512	08/01/17	6,335,529
KKR Financial CLO Corp. Series 2005-2X, Class A1(a)
30,394,252	0.497	11/26/17	30,057,149
KKR Financial CLO Ltd. Series 2006-1A, Class A1(a)(c)
11,486,106	0.518	08/25/18	11,410,665
KKR Financial CLO Ltd. Series 2007-1A, Class A(a)(c)
22,125,596	0.591	05/15/21	21,729,813
KKR Financial CLO Ltd. Series 2007-AA, Class A(a)(c)
337,290	0.994	10/15/17	335,941
Liberty CLO Ltd. Series 2005-1A, Class A1C(a)(c)
17,976,269	0.492	11/01/17	17,875,260
Mountain View Funding CLO Series 2007-3A, Class A1(a)(c)
2,725,691	0.461	04/16/21	2,684,921
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
5,205,658	0.494	10/12/20	5,111,618
OCP CLO Ltd. Series 2012-2A, Class ACOM(a)(c)
15,650,000	1.477	11/22/23	15,406,908
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(a)(c)
11,950,000	0.000	04/17/25	11,760,676
OHA Park Avenue CLO I Ltd. Series 2007-1A, Class A1A(a)(c)
13,428,881	0.493	03/14/22	12,941,762
OZLM Funding III Ltd. Series 2013-3A, Class A1(a)(c)
14,750,000	1.571	01/22/25	14,615,318
Red River CLO Ltd. Series 1A, Class A(a)(c)
36,140,781	0.512	07/27/18	35,397,546
Saratoga Investment CLO Corp. Series 2013-1A, Ltd. Class A1(a)(c)
16,000,000	1.544	10/20/23	15,769,072
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)(c)
6,500,000	1.544	01/17/25	6,413,212
Westbrook CLO Ltd. Series 2006-1X, Class A1(a)
21,697,614	0.485	12/20/20	21,137,598

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Westchester CLO Ltd. Series 2007-1X, Class A1A(a)
$32,971,521	0.467%	08/01/22	$ 31,949,898

			694,270,715

Home Equity – 1.5%
Ameriquest Mortgage Securities Trust Series 2006-M3, Class A2B(a)
21,614,466	0.266	10/25/36	8,857,764
Centex Home Equity Loan Trust Series 2006-A, Class AV4(a)
26,300,000	0.416	06/25/36	23,353,671
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(a)
300,000	0.516	03/25/37	252,442
Countrywide Asset-Backed Certificates Series 2004-3, Class 1A(a)
19,374,284	0.586	08/25/34	17,705,920
Countrywide Asset-Backed Certificates Series 2005-4, Class MV1(a)
1,354,713	0.626	10/25/35	1,382,993
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(a)
20,000,000	0.386	08/25/37	7,956,760
First Franklin Mortgage Loan Asset-Backed Certificates Series 2006-FF18, Class A2B(a)
3,664,355	0.276	12/25/37	2,017,844
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A4(a)
3,428,847	0.306	09/25/36	2,998,883
First Franklin Mortgage Loan Trust Series 2006-FF6, Class A4(a)
25,000,000	0.416	04/25/36	19,535,920
GSAA Home Equity Trust Series 2006-17, Class A1(a)
11,480,424	0.226	11/25/36	5,936,210
GSAA Home Equity Trust Series 2007-10, Class A2A
5,486,493	6.500	11/25/37	4,125,023
GSAMP Trust Series 2006-HE8, Class A2C(a)
14,600,000	0.336	01/25/37	9,670,177
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2(c)
7,200,000	1.495	01/16/46	7,232,820
Home Equity Asset Trust Series 2007-3, Class 2A3(a)
17,150,000	0.406	08/25/37	12,697,256
HSI Asset Securitization Corp. Trust Series 2006-OPT1, Class 2A4(a)
8,600,000	0.466	12/25/35	7,387,690
JPMorgan Mortgage Acquisition Trust Series 2006-CH1, Class A5(a)
3,850,000	0.396	07/25/36	3,394,612
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AV5(a)
5,100,000	0.426	01/25/37	3,834,292
Lehman XS Trust Series 2005-5N, Class 3A1A(a)
1,609,164	0.466	11/25/35	1,395,513
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
8,873,237	0.436	12/25/35	7,896,173
Lehman XS Trust Series 2006-14N, Class 1A1B(a)
828,291	0.376	09/25/46	616,824
Lehman XS Trust Series 2006-16N, Class A321(a)
9,684,144	0.370	11/25/46	6,307,413
Lehman XS Trust Series 2006-GP1, Class A2A(a)
2,157,393	0.336	05/25/46	2,076,226
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC2, Class M3(a)
5,399,000	0.871	02/25/35	4,795,902
Residential Asset Mortgage Products Trust Series 2006-RZ3, Class A3(a)
14,200,000	0.456	08/25/36	12,150,118
Residential Asset Mortgage Products Trust Series 2006-RZ4, Class A3(a)
13,400,000	0.436	10/25/36	10,705,915
Residential Asset Securities Corp. Trust Series 2006-KS7, Class A4(a)
30,832,000	0.406	09/25/36	25,340,670
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A4(a)
11,762,000	0.416	10/25/36	7,068,460

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC3, Class A3(a)
	$4,281,647	0.326%		10/25/36	$ 2,991,797

					219,685,288

Student Loan(a) – 0.1%
GCO Education Loan Funding Trust Series 2006-1, Class A8L
	5,640,445	0.368		05/25/25	5,494,994
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	10,000,000	1.198		07/01/24	10,072,381
US Education Loan Trust LLC Series 2006-1, Class A2(c)
	421,905	0.369		03/01/25	420,648

					15,988,023

TOTAL ASSET-BACKED SECURITIES					$ 929,944,026

Foreign Debt Obligations – 16.6%
Sovereign – 16.6%
Brazil Minas SPE via State of Minas Gerais
	$4,720,000	5.333	%(c)	02/15/28	$ 4,342,400
	28,165,000	5.333		02/15/28	25,911,800
Brazil Notas do Tesouro Nacional
BRL	42,526,089	6.000		08/15/40	16,897,912
	373,577,400	6.000		08/15/50	147,176,003
Dominican Republic
DOP	201,600,000	14.500		02/10/23	4,867,200
	$17,540,000	6.600	(c)	01/28/24	17,540,000
	4,430,000	5.875	(c)	04/18/24	4,230,650
	25,660,000	5.875		04/18/24	24,505,300
	2,784,000	8.625		04/20/27	3,006,720
DOP	30,000,000	18.500		02/04/28	843,021
Hellenic Republic Government Bond(a)
EUR	36,440,000	1.619		05/21/14	48,757,511
	57,230,000	0.971		08/10/14	75,105,306
Nigeria Government Bond
	$17,030,000	6.375	(c)	07/12/23	17,562,188
Perusahaan Penerbit SBSN(c)
	31,680,000	6.125		03/15/19	33,699,600
Republic of Colombia
	109,040,000	4.000		02/26/24	104,678,400
Republic of Costa Rica
	3,360,000	9.995		08/01/20	4,200,000
	820,000	4.250		01/26/23	746,200
	5,246,000	4.375		04/30/25	4,616,480
	10,280,000	5.625		04/30/43	8,686,600
Republic of Honduras(c)
	38,810,000	8.750		12/16/20	39,004,050
Republic of Indonesia(c)
	25,770,000	3.375		04/15/23	21,968,925
	60,440,000	5.375		10/17/23	60,137,800
Republic of Ivory Coast(g)
	58,399,000	5.750		12/31/32	51,610,116
Republic of Nigeria
	11,181,000	5.125		07/12/18	11,432,573
	13,270,000	5.125	(c)	07/12/18	13,568,575
	4,080,000	6.375		07/12/23	4,207,500
Russian Federation
	236,600,000	4.875	(c)	09/16/23	241,332,000
	9,202,050	7.500	(g)	03/31/30	10,738,792
United Kingdom Gilt
GBP	602,460,000	1.750		09/07/22	911,437,201

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States
MXN	1,668,751,820	0.000	%(h)	03/27/14	$ 126,844,949
	1,668,751,810	0.000	(h)	06/26/14	125,660,021
	241,369,600	6.500		06/10/21	18,977,167
	$31,510,000	4.000		10/02/23	31,131,880
MXN	405,614,300	8.000		12/07/23	34,617,041
	343,361,900	7.500		06/03/27	28,072,781
	75,763,000	8.500		05/31/29	6,600,752
	699,041,000	7.750		05/29/31	56,077,464
	391,272,700	10.000		11/20/36	38,138,613
	68,962,600	8.500		11/18/38	5,843,689
	295,876,500	7.750		11/13/42	23,154,380

TOTAL FOREIGN DEBT OBLIGATIONS					$ 2,407,929,560

Structured Notes – 0.1%
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London)
BRL	3,722,000	6.000%		05/15/14	$ 3,539,654
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London))
	5,523,000	6.000		04/12/14	5,252,421
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
	17,515,445	6.000		08/15/40	6,959,832

TOTAL STRUCTURED NOTES					$ 15,751,907

Municipal Debt Obligations – 5.4%
California – 1.3%
California State GO Bonds (Refunding-Various Purposes) Series 2013
	$15,085,000	5.000%		09/01/28	$ 16,270,681
	6,030,000	5.000		09/01/31	6,355,620
	14,365,000	5.000		09/01/32	15,036,564
	8,620,000	5.000		09/01/33	8,981,609
California State GO Bonds (Various Purposes) Series 2011
	6,935,000	5.000		09/01/41	7,009,274
California State GO Bonds (Various Purposes) Series 2012
	5,050,000	5.000		09/01/42	5,106,308
California State GO Bonds (Various Purposes) Series 2013
	7,940,000	5.000		09/01/27	8,643,722
	7,065,000	5.000		04/01/37	7,227,283
	4,655,000	5.000		02/01/43	4,705,600
	28,345,000	5.000		04/01/43	28,656,512
	3,995,000	5.000		11/01/43	4,041,142
California State University Systemwide RB Series 2012 A
	17,910,000	5.000		11/01/37	18,700,726
	4,970,000	5.000		11/01/42	5,134,308
City of Los Angeles CA Department of Water & Power RB (Power System) Series 2012 B
	5,100,000	5.000		07/01/43	5,227,551
City of Los Angeles CA Department of Water & Power RB Series 2012 B
	14,275,000	5.000		07/01/43	14,763,633
City of San Francisco CA Public Utilities Commission RB Series 2012
	13,285,000	5.000		11/01/43	13,546,714
Contra Costa Community College District GO Bonds Series 2013
	1,710,000	5.000		08/01/38	1,769,149
Sacramento CA Municipal Utility District RB Series 2013 A
	1,890,000	5.000		08/15/41	1,933,338
University of California RB (Limited Project) Series 2012 G
	2,445,000	5.000		05/15/37	2,525,807
	9,540,000	5.000		05/15/42	9,728,797

					185,364,338

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Connecticut – 0.1%
Connecticut State GO Bonds Series 2013 E
$9,375,000	5.000%	08/15/24	$ 10,695,375

Florida – 0.1%
Miami-Dade County FL Transit System Sales Surtax RB (Sales Tax) Series 2012
9,165,000	5.000	07/01/42	9,190,112
Tampa Bay Water Regional Utility System Authority RB Series 2013
4,290,000	5.000	10/01/38	4,467,606

			13,657,718

Georgia – 0.1%
DeKalb County GA Water & Sewerage RB Series 2011 A
3,260,000	5.250	10/01/41	3,379,218
Private Colleges & Universities GA Authority RB (Emory University) Series 2013 A
16,755,000	5.000	10/01/43	17,489,037

			20,868,255

Illinois – 0.1%
Metropolitan Pier & Exposition Authority Dedicated State Tax RB (Mccormick Place Expansion) Series 2010 A
7,255,000	5.500	06/15/50	7,243,392

Louisiana – 0.0%
Louisiana State Gas & Fuels Tax RB (Second Lien) Series 2010 B
5,055,000	5.000	05/01/45	5,150,691

Maryland – 0.1%
City of Baltimore MD RB (Refunding) Series 2013 B
11,510,000	5.000	07/01/42	11,931,266
City of Baltimore MD RB (Water Project) Series 2013 A
7,695,000	5.000	07/01/43	7,964,094

			19,895,360

Massachusetts – 0.8%
Commonwealth of Massachusetts State GO Bond Series 2014 A
31,025,000	5.000	12/01/41	32,193,091
Commonwealth of Massachusetts State GO Bonds Series 2014 A
30,995,000	5.000	12/01/40	32,224,882
Massachusetts State College Building Authority RB Series 2014 A
8,315,000	5.000	05/01/43	8,673,127
Massachusetts State Consolidated Loan GO Bonds Series 2013 E
7,385,000	5.000	08/01/40	7,667,624
Massachusetts State Development Finance Agency RB (Williams College) Series 2013 P
3,895,000	5.000	07/01/43	4,083,868
Massachusetts State School Building Authority Sales Tax RB (Refunding-Senior) Series 2012 B
7,035,000	5.000	08/15/30	7,644,231
Massachusetts State School Building Authority Sales Tax RB (Senior) Series 2011 B
18,980,000	5.000	10/15/41	19,696,495

			112,183,318

Missouri – 0.0%
Metropolitan St. Louis MO Sewer District Wastewater System RB Series 2012 A
5,240,000	5.000	05/01/42	5,497,703

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New Jersey – 0.4%
New Jersey State Economic Development Authority RB (Rutgers University) Series 2013
$2,435,000	5.000%	06/15/38	$ 2,550,662
3,615,000	5.000	06/15/46	3,716,256
New Jersey State Transportation Trust Fund Authority RB (Transportation Program) Series 2013 AA
17,070,000	5.000	06/15/36	17,417,204
9,195,000	5.500	06/15/39	9,772,078
18,900,000	5.000	06/15/44	18,869,949
New Jersey State Transportation Trust Fund Authority RB (Transportation System) Series 2012 A
10,685,000	5.000	06/15/42	10,759,261

			63,085,410

New York – 1.2%
New York City GO Bonds (Refunding) Series 2012 B
4,475,000	5.000	08/01/24	4,993,160
New York City GO Bonds (Refunding) Series 2012 F
3,435,000	5.000	08/01/24	3,812,575
New York City GO Bonds (Refunding) Series 2012 I
4,770,000	5.000	08/01/24	5,322,318
New York City GO Bonds (Refunding) Series 2013 I
3,355,000	5.000	08/01/25	3,749,850
New York City GO Bonds (Refunding) Series 2013 J
3,655,000	5.000	08/01/24	4,119,989
3,715,000	5.000	08/01/25	4,152,218
New York City GO Bonds Series 2012 I
8,875,000	5.000	08/01/25	9,826,134
New York City GO Bonds Series 2013 D
2,925,000	5.000	08/01/24	3,280,534
2,060,000	5.000	08/01/25	2,291,709
New York City GO Bonds Series 2013 E
2,200,000	5.000	08/01/25	2,447,456
New York City GO Bonds Series 2013 I
1,925,000	5.000	08/01/24	2,169,899
New York City Transitional Finance Authority RB (Future Tax Secured) Series 2012 E-1
3,630,000	5.000	02/01/42	3,741,731
New York City Transitional Finance Authority RB (Future Tax Secured) Series 2012 F-1
4,475,000	5.000	05/01/34	4,707,879
New York City Transitional Finance Authority RB (Future Tax Secured) Series 2013 I
2,975,000	5.000	05/01/38	3,100,932
New York City Water & Sewer System Finance Authority RB (Refunding) Series 2011 AA
7,530,000	5.000	06/15/44	7,665,691
New York City Water & Sewer System Finance Authority RB (Refunding) Series 2012 CC
2,665,000	5.000	06/15/45	2,713,929
New York City Water & Sewer System Finance Authority RB (Second General Resolution) Series 2013 BB
1,490,000	5.000	06/15/46	1,520,336
New York City Water & Sewer System Finance Authority RB (Second General) Series 2012 BB
10,460,000	5.000	06/15/47	10,656,230
New York City Water & Sewer System Finance Authority RB (Second General) Series 2013 CC
11,795,000	5.000	06/15/47	12,026,064
New York City Water & Sewer System Finance Authority RB Series 2013 EE
7,650,000	5.000	06/15/47	7,799,863

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Personal Income Tax RB (General Purpose) Series 2012 A
$6,895,000	5.000%	02/15/30	$ 7,411,298
New York State Dormitory Authority Personal Income Tax RB (General Purpose) Series 2013 A
7,245,000	5.000	02/15/43	7,458,438
New York State Dormitory Authority Personal Income Tax RB Series 2013 B
7,585,000	5.000	03/15/34	7,947,866
New York State Urban Development Corp. RB (Personal Income Tax) Series 2011 A
2,330,000	5.000	03/15/35	2,429,934
2,550,000	5.000	03/15/36	2,651,363
New York State Urban Development Corp. RB (Personal Income Tax) Series 2013 C
7,805,000	5.000	03/15/28	8,519,157
12,160,000	5.000	03/15/30	13,077,229
12,695,000	5.000	03/15/31	13,561,942
13,380,000	5.000	03/15/32	14,209,426

			177,365,150

North Carolina – 0.0%
North Carolina State University at Raleigh RB Series 2013 A
4,305,000	5.000	10/01/42	4,528,387

Ohio – 0.1%
Ohio State Turnpike Commission RB (Junior Lien-Infrastructure Projects) Series 2013 A-1
1,910,000	5.250	02/15/39	1,976,984
9,215,000	5.000	02/15/48	9,066,270
Ohio State Turnpike Commission RB (Senior Lien) Series 2013 A
3,180,000	5.000	02/15/48	3,214,630

			14,257,884

Pennsylvania – 0.5%
Commonwealth of Pennsylvania State GO Bonds Second Series 2013
22,995,000	5.000	10/15/29	25,270,355
24,540,000	5.000	10/15/30	26,758,416
13,595,000	5.000	10/15/31	14,697,419
Pennsylvania State Turnpike Commission RB Series 2013 C
2,875,000	5.000	12/01/43	2,852,805

			69,578,995

Texas – 0.3%
Dallas-Fort Worth TX International Airport RB (Improvement) Series 2013 B
19,410,000	5.000	11/01/44	19,049,362
Dallas-Fort Worth TX International Airport RB (Improvement) Series 2013 F
5,755,000	5.250	11/01/33	5,992,106
North Texas Tollway Authority RB (Special Projects System) Series 2011 A
16,365,000	5.500	09/01/41	17,370,139

			42,411,607

Utah – 0.1%
University of Utah RB (General) Series 2013 A
6,430,000	5.000	08/01/43	6,652,285

Washington – 0.2%
University of Washington RB (General) Series 2013
5,560,000	5.000	07/01/41	5,781,399

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State GO Bonds (Motor Vehicle Fuel Tax) Series 2013 B
$2,745,000	5.000%	08/01/33	$ 2,925,539
2,830,000	5.000	08/01/34	2,990,914
1,000,000	5.000	08/01/37	1,051,240
435,000	5.000	08/01/38	456,245
Washington State GO Bonds (Various Purpose) Series 2013 A
2,375,000	5.000	08/01/33	2,531,204
955,000	5.000	08/01/36	1,007,000
Washington State GO Bonds (Various Purposes) Series 2013 A
6,575,000	5.000	08/01/34	6,948,854
6,570,000	5.000	08/01/35	6,938,314

			30,630,709

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 789,066,577

U.S. Treasury Obligations – 29.5%
United States Treasury Bills(h)
$550,000,000	0.000%	02/20/14	$ 549,984,726
346,000,000	0.000	03/20/14	345,955,020
425,000,000	0.000	03/27/14	424,931,779
566,300,000	0.000	04/24/14	566,193,326
250,000,000	0.000	05/29/14	249,943,465
United States Treasury Bonds
1,500,000	3.125	02/15/42	1,293,180
3,700,000	3.000	05/15/42	3,102,931
96,500,000	3.125	02/15/43	82,617,508
208,500,000	3.625	08/15/43	196,869,864
346,800,000	3.750 (i)	11/15/43	335,123,254
United States Treasury Inflation Protected Securities
40,955,544	2.000	01/15/14	40,962,097
96,346,899	1.250	04/15/14	97,024,218
17,809,264	0.125	01/15/23	16,838,125
66,641,696	0.375	07/15/23	64,329,896
United States Treasury Notes
130,300,000	0.250	06/30/14	130,396,409
10,800,000	0.250	09/30/14	10,808,208
89,500,000	0.250 (i)	01/15/15	89,576,969
89,000,000	0.250	02/15/15	89,062,300
51,100,000	0.125	04/30/15	51,038,168
353,000,000	1.250	10/31/18	346,077,673
432,300,000	1.250	11/30/18	423,022,825
161,800,000	2.000	09/30/20	158,136,848
8,400,000	1.750	10/31/20	8,057,868

TOTAL U.S. TREASURY OBLIGATIONS			$ 4,281,346,657

Senior Term Loans(j) – 2.1%
Airlines – 0.0%
Delta Air Lines, Inc.
$6,435,000	4.000%	10/18/18	$ 6,457,522
Consumer Products - Household & Leisure – 0.0%
Visant Holding Corp.
2,272,316	5.250	12/22/16	2,236,345
Food & Beverage – 0.2%
Arysta Lifescience Corp.
7,064,500	4.500	05/29/20	7,097,632
Pinnacle Foods Finance LLC
15,284,500	3.250	04/29/20	15,255,918

			22,353,550

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Food & Drug Retailers – 0.1%
Rite Aid Corp.
$9,925,000	4.000%	02/21/20	$ 9,958,050

Gaming – 0.2%
Scientific Games International, Inc.
23,000,000	4.250	10/18/20	23,005,750

Health Care - Services – 0.2%
American Renal Holdings, Inc.
13,895,000	4.500	09/20/19	13,895,000
18,775,000	8.500	02/14/20	18,775,000

			32,670,000

Media - Broadcasting & Radio – 0.6%
Clear Channel Communications, Inc.
52,150,000	3.819	01/29/16	50,447,824
Getty Images, Inc.
37,605,038	4.750	10/18/19	35,036,614

			85,484,438

Media - Cable – 0.0%
UPC Financing Partnership
6,500,000	4.000	01/29/21	6,521,645

Retailers – 0.3%
True Religion Apparel, Inc.
45,000,000	5.875	07/30/19	42,674,850

Services Cyclical - Business Services – 0.4%
Bull Run 1 LLC
64,818,751	4.665	12/31/15	64,656,704

Services Cyclical - Consumer Services – 0.0%
Lonestar Intermediate Super Holdings LLC
1,250,000	11.000	09/02/19	1,285,938

Utilities - Electric – 0.1%
Calpine Corp.
12,065,249	4.000	10/09/19	12,135,228

TOTAL SENIOR TERM LOANS			$ 309,440,020

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 1.5%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$197,100,000	3.590%	03/22/16	$ 14,003,068
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
197,600,000	4.070	03/29/16	9,857,375
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.017%
97,100,000	3.017	05/29/15	7,335,118
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
153,900,000	3.040	06/03/15	11,459,640
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
81,900,000	3.570	02/22/16	5,716,849

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
$79,000,000	3.625%	02/22/16	$ 5,295,457
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
86,400,000	3.633	02/19/16	5,750,317
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.645%
109,700,000	3.645	02/16/16	7,192,118
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.650%
415,000,000	3.650	05/20/16	30,156,597
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.017%
97,100,000	3.017	05/29/15	1,228,529
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
153,900,000	3.040	06/03/15	2,037,144
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.503%
301,100,000	3.503	07/02/15	15,679,361
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
269,900,000	1.950	10/26/15	2,869,199
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
249,500,000	2.030	10/26/15	2,496,297
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.503%
301,100,000	3.503	07/02/15	8,214,851
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
147,700,000	3.080	06/04/15	10,676,288
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.498%
186,000,000	3.498	07/02/15	9,730,478
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
262,500,000	1.855	11/02/15	3,080,753
JPMorgan Chase Bank NA Call - OTC - 5 year Interest Rate Swap Strike Price 3.610%
76,300,000	3.610	02/16/16	5,134,609
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
147,700,000	3.080	06/04/15	2,091,654
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.498%
186,000,000	3.498	07/02/15	5,039,633
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.620%
297,700,000	3.620	03/07/16	20,340,055
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.630%
300,200,000	3.630	02/16/16	19,903,470
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
125,800,000	3.652	02/22/16	8,264,909

TOTAL OPTIONS PURCHASED – 1.5%			$ 213,553,769

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS			$13,089,861,498

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 9.4%
Repurchase Agreement – 9.4%
Joint Repurchase Agreement Account II(k)
$1,020,900,000	0.019%%	01/02/14	$ 1,020,900,000
Royal Bank of Scotland
350,000,000	1.169	06/05/14	350,000,000

TOTAL SHORT-TERM INVESTMENTS			$ 1,370,900,000

TOTAL INVESTMENTS – 99.5%			$14,460,761,498

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			75,641,895

NET ASSETS – 100.0%			$14,536,403,393

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,746,247,238, which represents approximately 12.0% of net assets as of December 31, 2013.

(d)	Pay-in-kind securities.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,330,934 which represents approximately 0.0% of net assets as of December 31, 2013.

(g)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2013.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

(j)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CHF	03/19/14	$154,986,734	$706,023
	EUR/USD	03/19/14	62,165,123	567,545
	USD/EUR	03/19/14	40,904,153	100,222
	USD/IDR	01/22/14	38,863,276	1,811,738
	USD/JPY	02/13/14	31,378,488	692,256
	USD/MXN	01/30/14	214,602,913	3,987,642
	USD/TRY	03/19/14	331,034,335	17,400,388
Barclays Bank PLC	USD/BRL	01/13/14	28,465,802	240,198
	USD/SGD	03/19/14	207,172,106	1,300,544
BNP Paribas SA	CZK/EUR	03/19/14	36,239,258	283,103
	EUR/PLN	03/19/14	33,800,694	72,271
	EUR/USD	03/19/14	21,771,343	127,817
	NOK/EUR	03/19/14	243,879,063	2,889,730
	PLN/USD	03/19/14	66,501,492	304,798
Citibank NA	NZD/USD	03/19/14	47,448,506	237,653
	USD/BRL	01/31/14	42,865,447	494,173
	USD/JPY	03/19/14	272,824,249	6,989,751
Credit Suisse International (London)	COP/USD	01/09/14	35,025,760	254,760
	USD/BRL	01/17/14	35,158,197	2,230,309
	USD/EUR	03/19/14	152,080,249	31,024
Deutsche Bank AG (London)	CAD/USD	03/19/14	17,356,621	56,621
HSBC Bank PLC	CNH/USD	01/08/14	276,763	764
	GBP/EUR	03/19/14	225,900,043	2,917,091
	USD/JPY	03/19/14	138,284,328	3,577,673
	USD/MXN	01/30/14	251,758,928	1,116,568
	USD/NZD	03/19/14	202,381,073	1,811,666
	USD/SGD	03/19/14	71,390,532	260,468
JPMorgan Securities, Inc.	USD/EUR	01/29/14	229,606,396	136,855
	USD/EUR	03/19/14	36,796,404	209,186
Merrill Lynch International Bank Ltd.	GBP/EUR	03/19/14	74,510,380	275,048
Morgan Stanley Capital Services, Inc.	GBP/USD	03/19/14	328,935,215	3,277,212
	USD/BRL	01/13/14	26,199,369	63,106
	USD/BRL	01/17/14	9,576,490	591,072
Royal Bank of Canada	BRL/USD	01/09/14	70,177,043	635,043
	BRL/USD	01/10/14	34,705,149	299,149
	CAD/USD	01/31/14	13,325,593	43,169
	CAD/USD	03/19/14	31,423,730	291,730
	USD/BRL	01/09/14	26,326,875	359,018
	USD/BRL	01/10/14	59,240,420	531,489
	USD/BRL	01/13/14	56,855,084	1,274,128
	USD/BRL	01/17/14	35,655,153	2,003,275
	USD/BRL	01/31/14	40,370,501	899,051
	USD/CAD	03/19/14	35,553,619	111,881
Royal Bank of Scotland PLC	TRY/USD	03/19/14	31,503,918	175,918
Standard Chartered Bank	CAD/USD	03/19/14	37,215,671	257,671
	CNH/USD	01/08/14	115,072,957	851,957
	USD/JPY	03/19/14	66,994,143	1,745,857
State Street Bank	JPY/USD	03/19/14	78,608,869	39,869
	USD/CHF	03/19/14	557,330,157	2,453,971
	USD/JPY	03/19/14	729,019,608	17,520,940
UBS AG (London)	BRL/USD	01/10/14	140,149,011	243,011
	CHF/USD	03/19/14	37,175,505	177,505
	PHP/USD	02/07/14	53,128,216	44,063
	USD/BRL	01/13/14	70,342,582	1,181,418
	USD/BRL	01/17/14	97,441,907	4,515,508
Westpac Banking Corp.	AUD/USD	03/19/14	234,538,667	674,077
	USD/NZD	03/19/14	34,549,407	162,230

TOTAL				$91,507,203

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/PLN	03/19/14	$66,501,492	$(177,179)
	KRW/USD	01/13/14	70,301,526	(60,474)
	USD/EUR	03/19/14	277,509,655	(891,910)
	USD/GBP	01/24/14	131,268,405	(1,946,964)
	USD/RUB	02/14/14	31,376,231	(17,424)
Barclays Bank PLC	AUD/USD	03/19/14	64,721,028	(643,499)
	KRW/USD	01/13/14	73,716,602	(51,898)
	MYR/USD	01/13/14	79,584,347	(1,503,653)
	MYR/USD	01/23/14	82,559,265	(9,735)
	MYR/USD	02/13/14	60,948,178	(1,111,699)
	PHP/USD	01/27/14	34,756,446	(583,405)
	TRY/USD	03/19/14	71,538,606	(2,457,394)
BNP Paribas SA	EUR/HUF	03/19/14	40,015,167	(232,185)
	JPY/USD	03/19/14	230,432,401	(3,689,599)
	MXN/USD	03/19/14	522,826,231	(8,008,171)
	PHP/USD	01/28/14	19,881,099	(328,380)
Citibank NA	BRL/USD	01/13/14	139,052,715	(1,672,285)
	INR/USD	01/16/14	35,619,826	(45,174)
	JPY/USD	03/19/14	241,717,797	(2,264,202)
	MXN/USD	03/19/14	70,462,070	(469,930)
	TWD/USD	01/10/14	51,611,592	(505,191)
	USD/GBP	01/24/14	65,570,437	(516,741)
Credit Suisse International (London)	USD/RUB	01/23/14	151,295,343	(725,343)
Deutsche Bank AG (London)	EUR/HUF	03/19/14	35,851,515	(666,019)
	INR/USD	01/13/14	34,868,772	(312,228)
	JPY/USD	03/19/14	112,358,398	(975,601)
	MXN/USD	03/19/14	98,815,882	(1,462,118)
	PHP/USD	01/28/14	19,881,099	(39,738)
	TRY/USD	03/19/14	10,583,864	(34,438)
	TWD/USD	02/06/14	76,008,817	(924,641)
	USD/BRL	01/10/14	92,370,387	(1,163,177)
	USD/CNH	01/08/14	70,724,700	(1,850,700)
	USD/RUB	01/27/14	115,521,873	(229,188)
HSBC Bank PLC	USD/RUB	02/07/14	88,120,865	(1,366,394)
	USD/SGD	03/19/14	85,459,990	(183,990)
JPMorgan Securities, Inc.	IDR/USD	01/22/14	12,382,339	(201,189)
	JPY/USD	03/19/14	34,928,310	(761,683)
	MYR/USD	02/13/14	35,282,112	(736,808)
	TRY/USD	03/19/14	35,392,456	(1,605,544)
	TWD/USD	01/21/14	31,403,880	(255,339)
	USD/GBP	01/24/14	18,663,585	(263,639)
	USD/SEK	03/19/14	63,692,408	(876,807)
Morgan Stanley Capital Services, Inc.	BRL/USD	01/13/14	139,822,218	(777,782)
	MYR/USD	01/10/14	36,237,693	(1,070,446)
	TRY/USD	03/19/14	48,756,759	(2,545,241)
Royal Bank of Canada	BRL/USD	01/13/14	35,024,814	(441,186)
	BRL/USD	01/21/14	39,537,378	(573,622)
	BRL/USD	01/31/14	73,753,005	(821,606)
	USD/CAD	03/19/14	72,483,244	(483,244)
	USD/CLP	01/31/14	34,053,670	(150,766)
	USD/GBP	01/24/14	735,515,941	(11,189,436)
Royal Bank of Scotland PLC	TRY/USD	03/19/14	104,303,737	(3,948,263)
Standard Chartered Bank	PHP/USD	01/09/14	15,491,824	(57,270)
	USD/CZK	03/19/14	106,553,178	(1,183,275)
State Street Bank	JPY/USD	03/19/14	38,762,392	(42,608)
	USD/CAD	03/19/14	233,040,475	(717,795)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG (London)	BRL/USD	01/13/14	$67,438,934	$(391,066)
	BRL/USD	01/21/14	65,637,780	(714,220)
	JPY/USD	02/13/14	22,437,171	(263,899)
	MYR/USD	01/10/14	29,406,424	(573,870)
	MYR/USD	01/28/14	154,406,161	(2,561,395)
	MYR/USD	02/07/14	126,140,091	(714,691)
	PHP/USD	01/09/14	32,783,844	(387,861)
	USD/BRL	01/09/14	43,850,168	(598,168)
	USD/BRL	01/13/14	243,459,818	(1,780,931)
	USD/CNH	01/08/14	44,625,019	(205,789)
	USD/RUB	02/14/14	80,658,791	(217,163)
Westpac Banking Corp.	AUD/EUR	03/19/14	140,802,511	(3,045,429)
	NZD/USD	03/19/14	39,798,660	(226,695)
	USD/AUD	03/19/14	142,447,555	(189,708)

TOTAL				$(77,695,101)

FORWARD SALES CONTRACTS — At December 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA - 30yr	01/13/14	$(155,000,000)	$(147,298,437)
FNMA	5.000	TBA - 30yr	01/13/14	(2,000,000)	(2,173,438)

TOTAL (Proceeds Receivable: $149,592,813)					$(149,471,875)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(19,645)	December 2015	$(4,855,998,438)	$12,024,082
Eurodollars	(9,824)	March 2016	(2,420,879,200)	4,626,325
Eurodollars	(9,824)	June 2016	(2,413,142,800)	5,996,422
French 10 Year Government Bonds	1	March 2014	180,822	(2,519)
Italian 10 Year Government Bonds	3,744	March 2014	591,394,010	3,817,560
Ultra Long U.S. Treasury Bonds	(7,466)	March 2014	(1,017,242,500)	17,675,853
10 Year German Euro-Bund	(2,707)	March 2014	(518,271,613)	1,974,618
2 Year U.S. Treasury Notes	(646)	March 2014	(141,998,875)	289,687
5 Year U.S. Treasury Notes	(10,640)	March 2014	(1,269,485,000)	14,450,527
10 Year U.S. Treasury Notes	(9,885)	March 2014	(1,216,318,359)	21,441,776
20 Year U.S. Treasury Bonds	(1,456)	March 2014	(186,823,000)	3,686,835

TOTAL				$85,981,166

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	179,170		01/02/15	9.950%	1 month Brazilian Interbank Deposit Average	$—	$(188,144)
		224,170		01/04/16	10.390	1 month Brazilian Interbank Deposit Average	—	(1,199,430)
	CAD	56,435	(a)	12/20/22	3.000	6 month CDOR	(1,920,049)	(376,565)
		140,060	(a)	12/20/22	6 month CDOR	3.000%	4,567,516	1,132,204
	KRW	62,976,210		07/25/23	3 month KWCDC	3.352	—	231,386
	MYR	106,220	(a)	09/18/23	3 month KLIBOR	4.945	—	481,704
		204,060	(a)	09/19/23	3 month KLIBOR	4.680	—	1,522,046
		76,770	(a)	11/01/23	4.780	3 month KLIBOR	—	(497,835)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC (continued)	KRW	12,749,890		11/27/23	3 month KWCDC	3.450%	$—	$(33,107)
		30,608,550		12/13/23	3 month KWCDC	3.488	—	(160,320)
	CAD	17,100	(a)	02/09/26	3.100%	6 month CDOR	—	(1,097,943)
		13,600	(a)	05/04/26	2.810	6 month CDOR	—	(1,243,920)
		38,200	(a)	06/29/26	3.725	6 month CDOR	—	(918,098)
		35,300	(a)	07/13/26	3.790	6 month CDOR	—	(701,557)
		39,300	(a)	07/23/26	3.670	6 month CDOR	—	(1,168,360)
		10,000	(a)	02/07/36	6 month CDOR	3.212	—	1,161,604
		7,900	(a)	05/02/36	6 month CDOR	2.965	—	1,189,380
		22,500	(a)	06/27/36	6 month CDOR	3.780	—	1,085,653
		21,300	(a)	07/14/36	6 month CDOR	3.820	—	930,078
		23,400	(a)	07/23/36	6 month CDOR	3.740	—	1,269,693
		4,700		06/22/43	6 month CDOR	3.230	—	361,374
Barclays Bank PLC	BRL	28,670		01/04/16	10.300	1 month Brazilian Interbank Deposit Average	—	(175,594)
		261,850		01/04/16	11.160	1 month Brazilian Interbank Deposit Average	—	(223,367)
		339,490		01/04/16	11.555	1 month Brazilian Interbank Deposit Average	—	42,540
	NOK	766,360	(a)	12/20/22	6 month NIBOR	4.000	(622,952)	1,084,628
		1,029,330	(a)	12/20/22	4.000	6 month NIBOR	(202,778)	(417,318)
	KRW	16,826,730		05/10/23	3 month KWCDC	2.735	—	860,951
		19,262,500		05/22/23	3 month KWCDC	2.830	—	848,868
		19,262,500		05/22/23	3 month KWCDC	2.840	—	833,913
		6,800,000		08/09/23	3 month KWCDC	3.440	—	(19,840)
	MYR	31,310		08/14/23	3 month KLIBOR	4.485	—	106,563
	MXN	193,210		11/05/32	6.747	Mexico Interbank TIIE 28 Days	(2,232)	(1,854,337)
BNP Paribas SA	BRL	89,980		01/04/21	12.430	1 month Brazilian Interbank Deposit Average	—	(518,861)
	NOK	427,340	(a)	12/20/22	6 month NIBOR	4.000	(85,540)	342,981
Citibank NA	BRL	114,810		01/04/16	10.090	1 month Brazilian Interbank Deposit Average	—	(904,830)
	MYR	112,250		09/18/18	3 month KLIBOR	3.830	—	337,877
		42,800		09/24/18	3 month KLIBOR	3.785	—	158,784
		169,560		11/19/18	3.915	3 month KLIBOR	—	458,394
		51,130		11/22/18	3 month KLIBOR	3.960	—	83,929
	CAD	103,960	(a)	12/20/22	3.000	6 month CDOR	(3,833,202)	(397,435)
	NOK	357,590	(a)	12/20/22	6 month NIBOR	4.000	(362,821)	578,243
	KRW	98,915,810		08/08/23	3 month KWCDC	3.450	—	(359,825)
		8,854,260		08/16/23	3 month KWCDC	3.485	—	(55,705)
	MYR	84,950	(a)	11/14/23	4.990	3 month KLIBOR	—	(358,848)
		36,600		11/15/23	3 month KLIBOR	4.450	—	177,603
		219,660	(a)	11/15/23	5.040	3 month KLIBOR	—	(808,822)
	KRW	30,360,000		12/18/23	3 month KWCDC	3.420	—	10,921
		27,041,710		12/26/23	3 month KWCDC	3.465	—	(84,139)
Credit Suisse International (London)	CAD	181,940	(a)	12/20/22	3.000	6 month CDOR	(7,157,707)	(246,314)
Deutsche Bank Securities, Inc.	BRL	110,210		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(1,062,597)
		$5,100		02/27/15	3 month LIBOR	1.414	—	(87,303)
	BRL	76,700		01/04/16	10.347	1 month Brazilian Interbank Deposit Average	—	(481,248)
		$112,200	(a)	10/30/17	1.530	3 month LIBOR	—	(1,066,674)
		121,500	(a)	10/30/17	1.450	3 month LIBOR	—	(1,345,673)
	MYR	112,770		09/13/18	3 month KLIBOR	3.920	—	198,678

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc. (continued)	MYR	50,380		11/14/18	3 month KLIBOR	3.880%	$—	$132,223
	BRL	38,340		01/04/21	12.250%	1 month Brazilian Interbank Deposit Average	—	(312,041)
		251,290		01/04/21	12.843	1 month Brazilian Interbank Deposit Average	—	(197,757)
		335,230		01/04/21	12.623	1 month Brazilian Interbank Deposit Average	—	(1,195,886)
	CAD	131,950	(a)	12/20/22	3.000	6 month CDOR	(4,783,906)	(585,778)
		83,220	(a)	12/20/22	6 month CDOR	3.000	2,617,841	768,784
	NOK	483,360	(a)	12/20/22	6 month NIBOR	4.000	350,715	(59,525)
	KRW	19,262,510		05/15/23	3 month KWCDC	2.815	—	868,250
	MYR	26,840		08/14/23	3 month KLIBOR	4.490	—	88,080
	KRW	52,965,990		08/28/23	3 month KWCDC	3.588	—	(750,510)
		26,410,690		09/06/23	3 month KWCDC	3.570	—	(330,178)
	MYR	194,330	(a)	11/14/23	5.075	3 month KLIBOR	—	(640,092)
	KRW	31,522,520		11/14/23	3 month KWCDC	3.415	—	(3,307)
		39,978,650		11/22/23	3 month KWCDC	3.473	—	(181,846)
		71,090,000		12/18/23	3 month KWCDC	3.456	—	(182,026)
HSBC Bank PLC	BRL	93,790		01/04/21	12.865	1 month Brazilian Interbank Deposit Average	—	(48,000)
		95,540		01/04/21	12.920	1 month Brazilian Interbank Deposit Average	—	14,978
		232,170		01/04/21	12.240	1 month Brazilian Interbank Deposit Average	—	(1,910,071)
JPMorgan Securities, Inc.		83,100		01/02/15	8.155	1 month Brazilian Interbank Deposit Average	—	(798,632)
		152,040		01/02/15	8.220	1 month Brazilian Interbank Deposit Average	—	(1,395,438)
		$117,900	(a)	11/06/17	1.355	3 month LIBOR	—	(1,578,221)
	MYR	113,040		11/26/18	3 month KLIBOR	3.955	—	196,706
		254,240		12/11/18	3 month KLIBOR	3.972	—	427,086
	BRL	37,110		01/04/21	12.260	1 month Brazilian Interbank Deposit Average	—	(297,109)
		87,970		01/04/21	12.780	1 month Brazilian Interbank Deposit Average	—	(139,736)
		171,040		01/04/21	10.527	1 month Brazilian Interbank Deposit Average	—	(5,246,997)
	CAD	77,760	(a)	12/20/22	3.000	6 month CDOR	(3,144,738)	(19,693)
	NOK	184,040	(a)	12/20/22	4.000	6 month NIBOR	(50,703)	(60,168)
	KRW	26,509,370		08/14/23	3 month KWCDC	3.415	—	(22,619)
	MYR	34,420		08/15/23	3 month KLIBOR	4.520	—	88,158
	KRW	11,159,200		08/21/23	3 month KWCDC	3.563	—	(138,189)
	MYR	64,380		09/26/23	3 month KLIBOR	4.330	—	505,329
	KRW	31,495,660		10/31/23	3 month KWCDC	3.230	—	457,211
		62,836,430		11/06/23	3 month KWCDC	3.320	—	464,251
		18,223,710		11/13/23	3 month KWCDC	3.415	—	(2,394)
		12,906,270		12/26/23	3 month KWCDC	3.470	—	(45,372)
		8,900,000		12/18/28	3 month KWCDC	3.495	—	(18,267)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Morgan Stanley Capital Services, Inc.	BRL	86,640		01/04/16	11.215%	1 month Brazilian Interbank Deposit Average	$—	$(50,173)
		153,890		01/04/16	10.190	1 month Brazilian Interbank Deposit Average	—	(1,081,943)
		256,130		01/04/16	11.180	1 month Brazilian Interbank Deposit Average	—	(181,185)
	MYR	67,180		11/20/18	3 month KLIBOR	3.933%	—	132,982
	NOK	383,950	(a)	12/20/22	4.000	6 month NIBOR	(85,476)	(145,826)
		539,020	(a)	12/20/22	6 month NIBOR	4.000	375,192	(50,471)
	KRW	36,546,310		06/27/23	3 month KWCDC	3.413	—	(5,918)
		8,653,900		08/16/23	3 month KWCDC	3.485	—	(54,445)
	MYR	198,250	(a)	09/19/23	3 month KLIBOR	4.699	—	1,437,753
		116,840	(a)	09/20/23	3 month KLIBOR	4.802	—	714,827
Royal Bank of Canada	CAD	198,170	(a)	12/20/22	3.000	6 month CDOR	(4,008,697)	(4,055,800)
		78,475	(a)	12/20/22	6 month CDOR	3.000	2,620,390	573,138
		76,100	(a)	05/11/26	3.000	6 month CDOR	—	(5,874,175)
		35,600	(a)	06/25/26	3.780	6 month CDOR	—	(703,035)
		37,900	(a)	07/13/26	3.761	6 month CDOR	—	(835,327)
		42,800	(a)	07/24/26	3.750	6 month CDOR	—	(1,011,055)
		43,100	(a)	07/27/26	3.810	6 month CDOR	—	(822,850)
		42,900	(a)	07/30/26	3.820	6 month CDOR	—	(800,486)
		44,400	(a)	05/12/36	6 month CDOR	3.129	—	5,760,698
		21,400	(a)	06/25/36	6 month CDOR	3.820	—	924,277
		22,900	(a)	07/11/36	6 month CDOR	3.800	—	1,057,472
		25,700	(a)	07/24/36	6 month CDOR	3.808	—	1,174,260
		26,000	(a)	07/25/36	6 month CDOR	3.862	—	1,008,203
		25,900	(a)	07/30/36	6 month CDOR	3.875	—	968,417

TOTAL							$(15,729,147)	$(16,633,472)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NOK	2,427,520	(a)	06/30/15	6 month NIBOR	2.000%	$26,026	$(1,101,686)
	AUD	1,238,690	(a)	09/05/15	3.200%	6 month AUDOR	(88,334)	3,317,821
	EUR	1,009,800	(a)	09/26/15	0.750	6 month EURO	853,199	2,000,874
		$1,281,740	(a)	09/26/15	3 month LIBOR	0.650	(350,105)	(1,268,733)
	NZD	1,655,530	(a)	12/15/15	4.250	3 month NZDOR	(785,430)	641,791
		$1,846,100	(a)	03/19/16	3 month LIBOR	0.750	(1,257,321)	(4,724,597)
	SEK	14,464,050	(a)	03/19/16	3 month STIBOR	1.500	(4,208,793)	(1,555,148)
		$7,061,500	(a)	05/25/16	2.920	3 month LIBOR	(24,493,372)	(82,172,704)
	GBP	190,890	(a)	06/25/16	1.650	6 month BP	378,846	(790,256)
		$261,400	(a)	07/23/16	3 month LIBOR	0.967	784	(887,139)
	CAD	288,900	(a)	07/24/16	1.940	6 month CDOR	(103,272)	1,787,446
		$4,700	(a)	07/24/16	3 month LIBOR	0.965	101	(15,684)
	GBP	681,520	(a)	11/25/16	6 month BP	1.320	(1,504,393)	10,276,713
		1,825,830	(a)	08/24/17	6 month BP	2.120	(5,304,485)	19,861,346
		$153,900	(a)	11/25/17	3 month LIBOR	1.687	462	1,249,899
		5,906,200	(a)	11/25/17	3 month LIBOR	1.688	11,307,495	38,112,633
	PLN	132,325	(a)	12/10/18	6 month WIBOR	3.818	214	(292,824)
		132,325	(a)	12/10/18	6 month WIBOR	3.820	214	(297,880)
		121,475	(a)	12/10/18	6 month WIBOR	3.844	196	118,234
	EUR	987,950	(a)	03/19/19	1.250	6 month EURO	1,386,441	(7,737,211)
		$307,000	(a)	03/19/19	2.000	3 month LIBOR	12,360,907	(11,406,720)
	CAD	961,610	(a)	03/19/19	2.250	6 month CDOR	877,603	(6,945,908)
		$2,373,970	(a)	03/19/19	3 month LIBOR	2.000	(26,617,473)	19,238,937

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse International (London)	SEK	3,757,650	(a)	03/19/19	3 month STIBOR	2.000%	$3,063,781	$4,802,696
	NZD	113,670	(a)	03/19/19	4.750%	3 month NZDOR	(321,292)	(98,864)
	AUD	88,890	(a)	03/19/19	6 month AUDOR	4.000	(461,495)	12,230
	GBP	11,360	(a)	03/19/19	6 month BP	2.000	4,190	235,436
		$74,100	(a)	05/07/19	1.973	3 month LIBOR	222	(2,104,818)
		81,200	(a)	08/29/19	3.560	3 month LIBOR	193	648,823
	JPY	30,892,200	(a)	04/24/20	0.610	6 month JYOR	(608,545)	473,987
		$73,500		06/19/20	1.250	3 month LIBOR	(934,172)	(3,842,745)
	GBP	1,764,740	(a)	08/24/20	2.960	6 month BP	16,745,892	(34,046,032)
		$183,700	(a)	11/25/20	2.940	3 month LIBOR	919	(2,606,538)
		1,382,700	(a)	03/19/21	3 month LIBOR	2.750	11,062	(14,112,251)
		41,300	(a)	08/27/21	3 month LIBOR	3.095	235	(605,883)
		41,300	(a)	08/27/21	3 month LIBOR	3.132	235	(705,937)
	GBP	964,690	(a)	11/25/21	2.700	6 month BP	(569,846)	(31,412,149)
		401,060	(a)	09/07/22	6 month BP	2.140	5,274,108	11,686,555
		166,300	(a)	09/07/22	6 month BP	2.535	2,116	5,937,626
	JPY	85,202,520	(a)	12/20/22	6 month JYOR	1.250	(8,897,999)	8,397,593
		$1,344,370	(a)	10/08/23	4.250	3 month LIBOR	1,135,977	(19,095,147)
	JPY	205,121,850	(a)	10/08/23	6 month JYOR	1.250	(3,358,952)	19,830,834
		$3,135,800	(a)	11/25/23	3 month LIBOR	3.511	12,780,605	43,528,642
		81,100	(a)	11/25/23	3 month LIBOR	3.532	649	1,334,922
	PLN	150,770	(a)	11/28/23	6 month WIBOR	4.163	386	74,792
		69,150	(a)	12/09/23	6 month WIBOR	4.320	179	(252,222)
		94,700	(a)	12/11/23	6 month WIBOR	4.287	247	(253,368)
	CHF	68,030	(a)	12/19/23	2.500	6 month CHFOR	(265,316)	(75,440)
	GBP	1,660	(a)	12/19/23	3.750	6 month BP	(22,408)	(4,203)
		$6,960	(a)	12/19/23	4.500	3 month LIBOR	1,200	(34,610)
	AUD	152,840	(a)	12/19/23	5.500	6 month AUDOR	(1,416,561)	833,858
	NZD	112,010	(a)	12/19/23	5.750	3 month NZDOR	(410,889)	(283,655)
	GBP	1,660	(a)	12/19/23	6 month BP	3.750	17,222	9,389
	EUR	258,195	(a)	12/19/23	6 month EURO	3.250	(3,316,676)	1,782,680
	JPY	14,434,110	(a)	03/19/24	0.750	6 month JYOR	(1,919,582)	(879,492)
	EUR	104,000	(a)	03/19/24	2.250	6 month EURO	1,046,916	(662,064)
	SEK	87,470	(a)	03/19/24	2.750	3 month STIBOR	(1,718)	(217,120)
		$94,840	(a)	03/19/24	3 month LIBOR	3.250	(1,645,792)	1,033,097
	NZD	61,260	(a)	03/19/24	3 month NZDOR	5.250	(89,774)	432,304
	CAD	208,800	(a)	03/19/24	3.000	6 month CDOR	(1,891,359)	(2,653,002)
	AUD	3,340	(a)	03/19/24	4.750	6 month AUDOR	(258)	22,452
	GBP	411,250	(a)	03/19/24	6 month BP	2.750	9,295,631	9,927,562
		$58,300	(a)	07/23/24	3.126	3 month LIBOR	466	(1,099,876)
		16,500	(a)	07/24/24	3.097	3 month LIBOR	(85,986)	(269,010)
	CAD	59,700	(a)	07/24/24	6 month CDOR	3.250	291,278	388,872
	GBP	622,180	(a)	11/25/24	6 month BP	3.080	1,530,204	19,996,347
	JPY	49,217,810	(a)	04/24/25	6 month JYOR	1.030	4,886,678	1,129,756
		90,548,900	(a)	05/09/25	6 month JYOR	1.650	5,148,934	1,432,478
	GBP	622,060	(a)	08/24/25	6 month BP	3.550	(11,279,031)	12,770,307
		$153,000	(a)	05/24/26	3.150	3 month LIBOR	1,224	(12,940,786)
	CAD	35,800	(a)	08/15/26	4.030	6 month CDOR	278	(124,005)
		41,000	(a)	08/16/26	4.010	6 month CDOR	317	(206,334)
		41,700	(a)	08/22/26	4.100	6 month CDOR	317	30,844
		39,900	(a)	08/29/26	3.930	6 month CDOR	304	(491,398)
		53,900	(a)	09/06/26	4.160	6 month CDOR	410	236,247
		12,300	(a)	12/20/26	4.070	6 month CDOR	92	(96,715)
	JPY	55,177,500	(a)	05/09/27	1.880	6 month JYOR	(4,521,866)	(503,734)
		$241,400	(a)	03/19/29	3 month LIBOR	3.500	2,897	4,452,454

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	JPY	24,816,240	(a)	04/24/30	1.480%	6 month JYOR	$(2,979,349)	$(521,553)
	CAD	21,800	(a)	08/15/36	6 month CDOR	4.065%	381	300,189
		24,900	(a)	08/16/36	6 month CDOR	4.055	434	374,934
		25,300	(a)	08/22/36	6 month CDOR	4.137	433	153,218
		24,100	(a)	08/29/36	6 month CDOR	3.985	414	600,098
		32,900	(a)	09/06/36	6 month CDOR	4.197	564	(25,264)
		7,600	(a)	12/20/36	6 month CDOR	4.135	128	77,520
		$174,970	(a)	03/19/44	3.750	3 month LIBOR	(5,113,603)	(1,725,572)
	GBP	198,590	(a)	03/19/44	6 month BP	3.500	(3,326,968)	648,377

TOTAL							$(29,712,209)	$(943,464)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$9,650	(1.000)%	06/20/14	0.035%	$(16,534)	$(30,867)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	20,200	(1.000)	06/20/14	0.035	(36,619)	(62,604)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	54,000	(1.000)	06/20/14	0.035	(101,638)	(163,612)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	18,100	(1.000)	06/20/14	0.035	(28,905)	(60,003)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	31,800	1.000	06/20/16	0.215	22,398	606,849
	Tranches of Commercial Mortgage Backed Index AAA Series 3	5,600	0.080	12/13/49	0.637	(182,516)	90,763
	Tranches of Commercial Mortgage Backed Index AAA Series 4	56,800	0.350	02/17/51	0.794	(1,715,413)	833,437
Citibank NA	Tranches of Commercial Mortgage Backed Index AAA Series 4	43,100	0.350	02/17/51	0.794	(1,246,614)	577,353
Credit Suisse International (London)	Tranches of Commercial Mortgage Backed Index AAA Series 4	32,700	0.350	02/17/51	0.794	(1,086,595)	578,700
Deutsche Bank Securities, Inc.	Tranches of Commercial Mortgage Backed Index AAA Series 4	15,300	0.350	02/17/51	0.794	(508,574)	270,935
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	25,625	1.000	06/20/16	0.215	17,253	489,806
	Avon Products, 6.500%, 03/01/19	52,425	1.000	12/20/18	1.982	(2,598,333)	208,101
	Tranches of Commercial Mortgage Backed Index AAA Series 4	23,100	0.350	02/17/51	0.794	(705,217)	346,430

TOTAL						$(8,187,307)	$3,685,288

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index 20	$767,035	5.000%	06/20/18	2.682%	$48,000,673	$25,673,397

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	$41,739	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	$95,327	$4,848
Credit Suisse International (London)	39,222	Markit IOS Fannie-Mae Index, 30 year, 4.500%, Series 11	01/12/42	One month LIBOR	223,192	(65,881)
	87,263	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	131,078	78,354
Deutsche Bank Securities, Inc.	521,308	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	(423,097)	1,674,238
JPMorgan Securities, Inc.	77,246	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	171,354	95,190
	47,019	Markit MBX Ginnie-Mae Index, 30 year, 4.500%, Series 10	01/12/41	One month LIBOR	131,203	(142,990)

TOTAL					$329,057	$1,643,759

#	The Fund receives monthly coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the nine months ended December 31, 2013, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2013	$281,200	$1,579,407

Contracts Written	2	1,081,907
Contracts Bought to Close	(140,600)	(1,298,107)
Contracts Expired	(140,602)	(1,363,107)

Contracts Outstanding December 31, 2013	$—	$—

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$14,355,112,176

Gross unrealized gain	237,280,905
Gross unrealized loss	(131,631,583)

Net unrealized security gain	$105,649,322

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – 72.4%
Australian Dollar – 2.5%
Commonwealth of Australia
AUD	110,000	4.750%	10/21/15	$ 101,827
	100,000	5.250	03/15/19	96,798
	100,000	5.500	04/21/23	98,642

				297,267

Brazilian Real – 0.8%
Brazil Letras do Tesouro Nacional(a)
BRL	23,000	0.000	01/01/15	8,796
Brazil Notas do Tesouro Nacional
	216,298	6.000	08/15/50	85,214

				94,010

British Pound – 4.3%
United Kingdom Treasury
GBP	170,000	2.000	01/22/16	288,527
	20,000	4.750	03/07/20	37,764
	50,000	1.750	09/07/22	75,643
	60,000	3.750	07/22/52	102,024

				503,958

Canadian Dollar – 1.8%
Government of Canada
CAD	50,000	3.750	06/01/19	51,084
	110,000	1.500	06/01/23	92,701
	40,000	5.750	06/01/33	51,663
	20,000	4.000	06/01/41	21,407

				216,855

Colombian Peso – 3.5%
Republic of Colombia
COP	196,300,000	8.000	10/28/15	107,781
	22,700,000	11.000	07/24/20	14,368
	426,400,000	7.000	05/04/22	225,248
	17,900,000	7.500	08/26/26	9,251
	115,300,000	6.000	04/28/28	53,088

				409,736

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	300,000	3.850	09/29/21	16,926

Danish Krone – 0.7%
Kingdom of Denmark
DKK	300,000	3.000	11/15/21	61,076
	80,000	4.500	11/15/39	19,669

				80,745

Euro – 34.6%
Federal Republic of Germany
EUR	370,000	1.750	10/09/15	522,838
	610,000	1.000	10/12/18	841,647
	50,000	4.000	01/04/37	83,198
	60,000	2.500	07/04/44	78,253
Government of Finland(b)
	20,000	1.625	09/15/22	26,638

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Government of France
EUR	110,000	1.000%		05/25/18	$ 150,962
	100,000	2.250		10/25/22	137,676
	40,000	4.500		04/25/41	66,117
Hellenic Republic Government Bond(c)
	20,000	1.619		05/21/14	26,760
	40,000	0.971		08/10/14	52,494
Kingdom of Belgium
	20,000	3.500	(b)	06/28/17	30,037
	30,000	3.000		09/28/19	44,407
	6,000	4.000		03/28/32	9,066
Kingdom of The Netherlands(b)
	100,000	3.750		07/15/14	140,170
	50,000	4.500		07/15/17	77,820
	120,000	2.250		07/15/22	167,979
	20,000	3.750		01/15/42	32,035
Republic of Austria(b)
	30,000	4.300		09/15/17	46,570
	20,000	3.400		11/22/22	30,337
	5,000	3.150		06/20/44	7,075
Republic of Italy
	100,000	3.750		08/01/15	142,963
	70,000	4.750		06/01/17	104,366
	80,000	5.250		08/01/17	121,428
	270,000	5.500		11/01/22	417,941
	80,000	4.500		05/01/23	115,207
	12,000	5.750		02/01/33	18,805
Spain Government Bond
	20,000	4.500		01/31/18	29,610
	90,000	3.750		10/31/18	129,444
	270,000	5.400	(b)	01/31/23	408,159
	20,000	4.400	(b)	10/31/23	28,039

					4,088,041

Indonesian Rupiah – 0.2%
Indonesia Treasury Bond
IDR	355,000,000	9.000		03/15/29	29,113

Japanese Yen – 5.2%
Government of Japan
JPY	16,000,000	0.400		06/20/16	152,931
	14,000,000	0.200		09/20/17	133,103
	13,250,000	0.800		09/20/22	127,456
	16,000,000	1.700		09/20/32	157,094
	4,500,000	1.900		09/20/42	44,547

					615,131

Malaysian Ringgit – 0.4%
Malaysia Government Bond
MYR	140,000	3.434		08/15/14	42,827

Mexican Peso – 5.2%
United Mexican States
MXN	1,768,980	0.000	(a)	03/27/14	134,464
	1,768,980	0.000	(a)	06/26/14	133,207
	119,400	6.250		06/16/16	9,610
	11,400	7.250		12/15/16	941
	481,200	6.500		06/10/21	37,833
	159,500	8.000		12/07/23	13,612
	941,000	7.500		06/03/27	76,935
	256,600	8.500		05/31/29	22,356
	1,763,700	7.750		05/29/31	141,485
	350,300	10.000		11/20/36	34,145
	32,300	8.500		11/18/38	2,737
	22,200	7.750		11/13/42	1,737

					609,062

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Norwegian Krone – 1.8%
Kingdom of Norway
NOK	400,000	5.000%	05/15/15	$ 69,089
	200,000	4.250	05/19/17	35,541
	400,000	4.500	05/22/19	72,992
	220,000	2.000	05/24/23	33,343

				210,965

Peruvian Nuevo Sol – 0.3%
Republic of Peru
PEN	93,000	6.950	08/12/31	33,067
	9,000	6.900	08/12/37	3,136

				36,203

Polish Zloty – 2.0%
Poland Government Bond
PLN	280,000	5.500	10/25/19	100,455
	100,000	5.250	10/25/20	35,518
	284,000	5.750	10/25/21	103,486

				239,459

Russian Ruble – 3.4%
Russian Federation Bond
RUB	30,000	7.500	02/27/19	930
	12,660,000	7.600	07/20/22	386,001
	160,000	7.000	08/16/23	4,653
	570,000	7.050	01/19/28	16,136

				407,720

Singapore Dollar – 0.5%
Republic of Singapore
SGD	75,000	3.125	09/01/22	62,347

South African Rand – 1.1%
Republic of South Africa
ZAR	800,000	8.000	12/21/18	78,762
	500,000	7.250	01/15/20	47,076
	90,000	7.750	02/28/23	8,495

				134,333

Swedish Krona – 1.6%
Kingdom of Sweden
SEK	700,000	3.000	07/12/16	113,937
	350,000	3.500	06/01/22	59,266
	100,000	3.500	03/30/39	16,189

				189,392

Swiss Franc – 1.7%
Swiss Confederation
CHF	60,000	3.000	01/08/18	74,723
	70,000	2.000	05/25/22	84,812
	30,000	3.500	04/08/33	43,174

				202,709

Thai Baht – 0.5%
Thailand Government Bond
THB	580,000	3.650	12/17/21	17,505
	930,000	3.625	06/16/23	27,659
	300,000	3.775	06/25/32	8,305

				53,469

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Turkish Lira – 0.2%
Turkey Government Bond
TRY	50,000	7.100%	03/08/23	$ 18,874

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$ 8,559,142

Structured Note – 0.9%
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London))
BRL	106,000	6.000%	03/21/14	$ 100,807

U.S. Treasury Obligations – 15.2%
United States Treasury Bill(a)(d)
	$540,000	0.010%	01/09/14	$ 539,998
United States Treasury Bonds
	550,000	5.500	08/15/28	677,738
	410,000	2.750	11/15/42	324,146
United States Treasury Inflation Protected Securities
	53,386	1.125	01/15/21	56,164
	40,146	0.375	07/15/23	38,753
United States Treasury Note
	160,000	0.250	01/31/15	160,131

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,796,930

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$10,456,879

Short-term Investment(e) – 13.5%
Repurchase Agreement – 13.5%
Joint Repurchase Agreement Account II
	$1,600,000	0.019%	01/02/14	$ 1,600,000

TOTAL INVESTMENTS – 102.0%				$12,056,879

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%				(236,131)

NET ASSETS – 100.0%				$11,820,748

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $994,859, which represents approximately 8.4% of net assets as of December 31, 2013.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— CanadianDollar Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese YenOffered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank OfferedRate
NZDOR	— New Zealand Dollar OfferedRate
STIBOR	— Stockholm Interbank OfferedRate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CHF	03/19/14	$98,599	$449
	EUR/USD	03/19/14	49,524	452
	GBP/EUR	03/19/14	49,524	183
	USD/EUR	03/19/14	24,762	61
Barclays Bank PLC	SEK/USD	01/09/14	31,144	1,225
	USD/AUD	01/10/14	16,020	843
	USD/BRL	01/13/14	24,791	209
	USD/CHF	03/19/14	399,341	2,537
	USD/IDR	01/24/14	36,456	3,480
BNP Paribas SA	CZK/EUR	03/19/14	24,762	193
	EUR/PLN	03/19/14	21,183	46
	EUR/USD	03/19/14	24,762	145
	HUF/USD	01/10/14	32,378	781
	PLN/USD	03/19/14	48,934	224
Citibank NA	KRW/USD	01/24/14	382,784	5,967
	NZD/USD	03/19/14	49,058	190
	USD/BRL	01/31/14	36,075	416
	USD/COP	01/17/14	41,558	76
	USD/JPY	03/19/14	193,054	4,946
Credit Suisse International (London)	COP/USD	01/09/14	25,183	183
	PEN/USD	01/17/14	14,023	51
	USD/BRL	01/17/14	25,191	1,597
	USD/COP	01/17/14	81,255	1,204
	USD/EUR	03/19/14	81,164	17
Deutsche Bank AG (London)	CAD/USD	03/19/14	25,082	82
	CHF/USD	01/14/14	56,563	1,124
	NOK/EUR	03/19/14	172,161	1,814
	USD/IDR	01/22/14	41,497	1,953
	USD/RUB	01/17/14	4,429	2
	USD/THB	01/24/14	27,681	898
	USD/THB	02/18/14	10,091	132
	USD/TRY	01/31/14	19,496	60
HSBC Bank PLC	GBP/EUR	03/19/14	148,572	1,922
	PHP/USD	02/07/14	40,768	32
	USD/JPY	03/19/14	97,478	2,522
	USD/SGD	03/19/14	49,818	182
	USD/TRY	01/31/14	100,932	5,587
JPMorgan Securities, Inc.	USD/EUR	01/29/14	1,471,113	877
	USD/EUR	03/19/14	24,762	141
	USD/MYR	01/24/14	43,215	1,133
Morgan Stanley Capital Services, Inc.	USD/BRL	01/13/14	31,259	76
Royal Bank of Canada	BRL/USD	01/09/14	50,457	457
	BRL/USD	01/10/14	25,217	217
	CAD/USD	01/31/14	62,184	201
	CAD/USD	03/19/14	25,234	234
	DKK/USD	01/31/14	27,647	315
	USD/BRL	01/09/14	25,618	349
	USD/BRL	01/10/14	47,994	431
	USD/BRL	01/13/14	46,536	1,043
	USD/BRL	01/31/14	33,975	757
	USD/CAD	03/19/14	24,922	78
	USD/MXN	01/30/14	266,880	1,198
	USD/TRY	03/19/14	234,154	11,905
	USD/ZAR	01/30/14	118,578	1,259

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Scotland PLC	TRY/USD	03/19/14	$25,140	$140
Standard Chartered Bank	CAD/USD	03/19/14	25,174	174
	CNH/USD	01/08/14	99,738	738
	GBP/USD	03/19/14	203,127	2,504
	USD/COP	01/17/14	241,685	3,642
	USD/JPY	03/19/14	48,730	1,270
	USD/SGD	03/19/14	148,880	998
State Street Bank	JPY/USD	03/19/14	50,025	25
	USD/JPY	03/19/14	192,666	5,334
UBS AG (London)	BRL/USD	01/10/14	98,170	170
	CHF/USD	03/19/14	25,120	120
	USD/BRL	01/13/14	49,174	826
	USD/BRL	01/17/14	18,423	1,198
	USD/JPY	03/19/14	309,820	6,440
	USD/MXN	01/30/14	98,597	1,571
Westpac Banking Corp.	AUD/USD	03/19/14	157,228	452
	USD/NZD	01/10/14	35,241	421
	USD/NZD	03/19/14	173,207	1,235

TOTAL				$89,714

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/PLN	03/19/14	$48,934	$(130)
	KRW/USD	01/13/14	49,957	(43)
	USD/EUR	03/19/14	199,472	(641)
	USD/RUB	02/14/14	21,958	(12)
Barclays Bank PLC	AUD/USD	03/19/14	46,191	(460)
	IDR/USD	01/24/14	211,820	(3,478)
	JPY/USD	02/13/14	384,512	(8,368)
	KRW/USD	01/13/14	52,963	(37)
	MYR/USD	01/13/14	49,073	(927)
	MYR/USD	01/23/14	49,994	(6)
	MYR/USD	02/13/14	46,810	(854)
	PHP/USD	01/27/14	24,242	(406)
	TRY/USD	03/19/14	48,340	(1,660)
BNP Paribas SA	EUR/HUF	03/19/14	24,907	(145)
	JPY/USD	03/19/14	85,585	(1,415)
	PHP/USD	01/28/14	18,912	(312)
	TRY/USD	01/31/14	194,180	(9,674)
	USD/CZK	03/19/14	69,858	(836)
	USD/PLN	02/27/14	205,413	(1,254)
Citibank NA	BRL/USD	01/13/14	97,824	(1,176)
	BRL/USD	01/17/14	124,546	(6,280)
	INR/USD	01/16/14	24,968	(32)
	JPY/USD	03/19/14	165,434	(1,566)
	MXN/USD	03/19/14	49,669	(331)
	MYR/USD	01/24/14	57,352	(1,655)
	RUB/USD	01/17/14	49,673	(396)
	TWD/USD	01/10/14	47,642	(466)
	USD/COP	01/17/14	14,670	(54)
Credit Suisse International (London)	BRL/USD	01/17/14	113,647	(7,210)
	COP/USD	01/17/14	28,255	(543)
	USD/COP	01/17/14	24,122	(122)
	USD/HUF	01/10/14	32,378	(562)
	USD/RUB	01/23/14	99,477	(477)
	USD/RUB	02/07/14	75,129	(1,145)
Deutsche Bank AG (London)	EUR/HUF	03/19/14	25,231	(469)
	INR/USD	01/13/14	24,778	(222)
	JPY/USD	03/19/14	171,843	(2,157)
	MXN/USD	03/19/14	421,537	(6,629)
	MYR/USD	01/24/14	23,392	(657)
	PHP/USD	01/24/14	79,820	(2,407)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London) (continued)	PHP/USD	01/28/14	$18,912	$(38)
	RUB/USD	01/17/14	58,076	(422)
	THB/USD	01/24/14	46,053	(742)
	THB/USD	02/03/14	9,267	(146)
	TRY/USD	03/19/14	6,795	(23)
	TWD/USD	02/06/14	49,406	(601)
	USD/CNH	01/08/14	98,574	(2,574)
HSBC Bank PLC	COP/USD	01/17/14	17,083	(181)
	MYR/USD	01/24/14	15,796	(414)
	TRY/USD	01/31/14	5,267	(303)
	TWD/USD	01/24/14	273,247	(6,506)
	USD/CNH	01/08/14	1,165	(4)
	USD/SGD	03/19/14	50,108	(108)
JPMorgan Securities, Inc.	HKD/USD	02/28/14	196,893	(57)
	IDR/USD	01/22/14	9,176	(149)
	JPY/USD	03/19/14	24,379	(532)
	MYR/USD	01/24/14	35,186	(1,233)
	MYR/USD	02/13/14	24,797	(518)
	TRY/USD	03/19/14	23,915	(1,085)
	TWD/USD	01/21/14	23,864	(194)
	USD/GBP	01/24/14	27,802	(393)
	USD/RUB	01/27/14	84,311	(211)
	USD/SEK	03/19/14	49,743	(684)
Morgan Stanley Capital Services, Inc.	BRL/USD	01/13/14	98,451	(549)
	MXN/USD	01/30/14	12,666	(89)
	MYR/USD	01/10/14	24,267	(717)
	TRY/USD	03/19/14	47,492	(2,508)
Royal Bank of Canada	BRL/USD	01/13/14	24,689	(311)
	BRL/USD	01/17/14	114,632	(6,440)
	BRL/USD	01/21/14	24,642	(358)
	BRL/USD	01/31/14	51,934	(601)
	CLP/USD	01/17/14	64,433	(2,606)
	USD/BRL	01/10/14	49,635	(682)
	USD/CAD	03/19/14	219,733	(950)
	USD/CLP	01/31/14	26,031	(115)
Royal Bank of Scotland PLC	TRY/USD	03/19/14	66,465	(2,535)
Standard Chartered Bank	MYR/USD	01/24/14	23,603	(616)
	MYR/USD	02/07/14	96,793	(603)
	PHP/USD	01/09/14	39,360	(489)
	TRY/USD	01/31/14	10,600	(651)
State Street Bank	JPY/USD	03/19/14	49,945	(55)
UBS AG (London)	BRL/USD	01/13/14	49,712	(288)
	BRL/USD	01/21/14	49,462	(538)
	MYR/USD	01/10/14	24,274	(473)
	SGD/USD	02/27/14	108,255	(289)
	USD/BRL	01/09/14	24,839	(339)
	USD/BRL	01/13/14	148,905	(1,176)
	USD/RUB	02/14/14	43,404	(117)
Westpac Banking Corp.	AUD/EUR	03/19/14	99,048	(2,142)
	MYR/USD	01/24/14	35,656	(1,049)
	MYR/USD	01/28/14	96,696	(1,364)
	NZD/USD	03/19/14	24,529	(140)
	USD/AUD	03/19/14	99,489	(133)

TOTAL				$(111,255)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS – At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(15)	December 2015	$(3,707,813)	$9,341
Eurodollars	(4)	March 2016	(985,700)	1,891
2 Year German Euro-Schatz	(7)	March 2014	(1,062,177)	1,473
5 Year German Euro-Bobl	3	March 2014	513,535	(5,673)
10 Year German Euro-Bund	(3)	March 2014	(574,368)	3,888
10 Year U.K. Long Gilt	1	March 2014	176,458	(4,076)
2 Year U.S. Treasury Notes	4	March 2014	879,250	(1,632)
5 Year U.S. Treasury Notes	(23)	March 2014	(2,744,188)	35,251
10 Year U.S. Treasury Notes	(3)	March 2014	(369,141)	7,003
20 Year U.S. Treasury Bonds	1	March 2014	128,313	(2,205)

TOTAL				$45,261

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	300	01/04/16	10.010%	1 month Brazilian Interbank Deposit Average	$—	$(2,557)
	KRW	6,270	12/13/23	3 month KWCDC	3.488%	—	(33)
	EUR	170	12/18/23	1.750	6 month EURO	—	(8,508)
Barclays Bank PLC	BRL	700	01/02/15	1 month Brazilian Interbank Deposit Average	10.740	—	(613)
		1,000	01/04/16	8.980	1 month Brazilian Interbank Deposit Average	—	(15,227)
		1,020	01/04/16	8.200	1 month Brazilian Interbank Deposit Average	—	(22,164)
	KRW	211,330	05/30/23	3 month KWCDC	2.995	—	6,644
		59,680	06/19/23	3 month KWCDC	3.185	—	1,028
Citibank NA	PLN	340	07/31/13	6 month WIBOR	3.840	—	2,629
	BRL	210	01/04/16	11.700	1 month Brazilian Interbank Deposit Average	—	276
		610	01/04/16	8.890	1 month Brazilian Interbank Deposit Average	—	(10,419)
	PLN	1,300	01/22/18	6 month WIBOR	3.590	—	(8,601)
	ZAR	820	05/09/23	3 month JIBAR	6.380	—	9,125
	EUR	170	12/18/23	1.750	6 month EURO	(2,419)	(6,089)
	KRW	6,300	12/18/23	3 month KWCDC	3.420	—	2
		14,300	12/26/23	3 month KWCDC	3.465	—	(44)
Deutsche Bank Securities, Inc.	BRL	380	01/04/16	10.370	1 month Brazilian Interbank Deposit Average	—	(2,305)
		420	01/04/16	11.781	1 month Brazilian Interbank Deposit Average	—	773
	MYR	1,230	11/14/18	3 month KLIBOR	3.880	—	3,228
	MXN	470	06/01/23	6.255	Mexico Interbank TIIE 28 Days	—	(1,279)
	KRW	117,160	08/26/23	3 month KWCDC	3.588	—	(1,660)
	MXN	170	11/03/23	6.860	Mexico Interbank TIIE 28 Days	—	88
	KRW	14,820	12/17/23	3 month KWCDC	3.456	—	(38)
	EUR	370	12/18/23	1.750	6 month EURO	(2,424)	(16,094)
JPMorgan Securities, Inc.	MXN	380	05/12/23	5.630	Mexico Interbank TIIE 28 Days	—	(2,376)
	KRW	6,820	12/23/23	3 month KWCDC	3.470	—	(24)
Morgan Stanley Capital Services, Inc.	BRL	200	01/04/16	11.755	1 month Brazilian Interbank Deposit Average	—	334
	KRW	55,850	07/11/23	3 month KWCDC	3.405	—	(53)

TOTAL						$(4,843)	$(73,957)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NOK	1,790	06/30/15	3 month NIBOR	2.000%	$(633)	$(160)
	AUD	1,510	09/05/15	3.200%	6 month AUDOR	(132)	4,069
	EUR	810	09/26/15	0.750	6 month EURO	684	1,605
		$1,010	09/26/15	3 month LIBOR	0.650	(312)	(963)
	NZD	650	12/15/15	4.250	3 month NZDOR	(396)	340
	ZAR	1,100	12/18/15	6.150	3 month JIBAR	1	83
		1,370	12/19/15	6.105	3 month JIBAR	1	(20)
	SEK	4,650	03/19/16	3 month STIBOR	1.500	(1,244)	(609)
	GBP	140	06/25/16	1.650	6 month BP	590	(891)
		380	11/25/16	6 month BP	1.320	(244)	5,135
		$1,210	03/19/17	0.750	3 month LIBOR	(3,796)	(5,838)
		1,900	11/25/17	3 month LIBOR	1.675	12,231	3,667
	EUR	100	03/19/19	1.250	6 month EURO	123	(766)
		$1,800	03/19/19	2.000	3 month LIBOR	22,464	(16,869)
	CAD	480	03/19/19	2.250	6 month CDOR	1,602	(4,631)
	SEK	2,360	03/19/19	3 month STIBOR	2.000	1,953	2,987
	NZD	80	03/19/19	4.750	3 month NZDOR	(226)	(70)
	AUD	60	03/19/19	6 month AUDOR	4.000	(312)	8
	JPY	28,000	04/24/20	0.610	6 month JYOR	(3,706)	3,584
		$2,300	11/25/20	2.920	3 month LIBOR	(21,364)	(13,379)
	JPY	45,630	03/19/21	0.500	6 month JYOR	(2,877)	(1,486)
	GBP	520	11/25/21	2.700	6 month BP	650	(17,889)
	ZAR	310	08/20/23	8.510	3 month JIBAR	—	743
		$1,010	10/08/23	4.250	3 month LIBOR	640	(14,132)
	JPY	148,630	10/08/23	6 month JYOR	1.250	(1,735)	13,670
		$1,000	11/25/23	3 month LIBOR	3.511	8,361	9,596
	EUR	710	12/18/23	6 month EURO	1.750	29,861	5,673
	GBP	90	03/19/24	2.750	6 month BP	(2,138)	(2,069)
		$510	03/19/24	3 month LIBOR	3.250	(9,775)	6,481
	JPY	17,060	03/19/24	6 month JYOR	0.750	1,711	1,597
	GBP	340	11/25/24	6 month BP	3.080	(372)	12,135
		300	03/07/25	6 month BP	2.550	1,064	11,651
	JPY	45,000	04/24/25	6 month JYOR	1.030	15,782	(10,281)
		70,000	05/09/25	6 month JYOR	1.650	9,529	(4,441)
		43,000	05/09/27	1.880	6 month JYOR	(8,577)	4,661
		$880	03/19/29	3 month LIBOR	3.500	4,944	11,297
	JPY	23,000	04/24/30	1.480	6 month JYOR	(10,309)	7,065
		$160	03/19/44	3.750	3 month LIBOR	(4,111)	(2,143)
	GBP	110	03/19/44	6 month BP	3.500	(1,787)	303

TOTAL						$38,145	$9,713

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,520,576

Gross unrealized gain	148,447
Gross unrealized loss	(612,144)

Net unrealized security loss	$(463,697)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities —TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from a third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2013:

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$316,466,453	$—
Mortgage-Backed Obligations	—	357,083,635	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	241,149,947	66,080,663	—
Asset-Backed Securities	—	25,031,294	—
Foreign Debt Obligations	—	33,097,670	—
Municipal Debt Obligations	—	30,838,188	—
Government Guarantee Obligations	—	26,475,571	—
Short-term Investments	—	1,700,000	—
Total	$241,149,947	$856,773,474	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(15,623,125)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,100,323	$—
Futures Contracts	1,634,957	—	—
Interest Rate Swap Contracts	—	1,650,126	—
Credit Default Swap Contracts	—	1,399,859	—
Total	$1,634,957	$4,150,308	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(518,367)	$—
Futures Contracts	(2,165,966)	—	—
Interest Rate Swap Contracts	—	(2,150,958)	—
Credit Default Swap Contracts	—	(241,427)	—
Total	$(2,165,966)	$(2,910,752)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE PLUS FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$73,206,388	$—
Mortgage-Backed Obligations	—	72,597,747	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	24,682,308	8,948,745	—
Asset-Backed Securities	—	26,750,021	—
Foreign Debt Obligations	—	14,911,650	12,071
Structured Note	—	1,532,097	—
Municipal Debt Obligations	—	13,211,481	—
Government Guarantee Obligations	—	5,186,378	—
Short-term Investments	—	8,600,000	—
Total	$24,682,308	$224,944,507	$12,071
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,236,912)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$389,856	$—
Futures Contracts	670,672	—	—
Interest Rate Swap Contracts	—	1,839,609	—
Credit Default Swap Contracts	—	254,866	—
Total	$670,672	$2,484,331	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(238,430)	$—
Futures Contracts	(944,702)	—	—
Interest Rate Swap Contracts	—	(2,071,544)	—
Credit Default Swap Contracts	—	(46,277)	—
Total	$(944,702)	$(2,356,251)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$137,116,863	$81,201,863	$—
Corporate Obligations	—	120,036,229	—
Foreign Debt Obligation	—	11,010,552	—
Asset-Backed Securities	—	14,914,249	—
Mortgage-Backed Obligations	—	113,662,877	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	8,700,820	3,070,606	—
Municipal Debt Obligations	—	13,827,141	—
Government Guarantee Obligations	—	11,813,399	—
Short-term Investments	—	21,076,812	—
Total	$145,817,683	$390,613,728	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(10,583,281)	$—

Derivative Type
Assets
Options Purchased	$—	$2,815,786	$—
Forward Foreign Currency Exchange Contracts(a)	—	2,834,915	—
Futures Contracts(a)	452,141	—	—
Interest Rate Swap Contracts(a)	—	4,914,279	—
Credit Default Swap Contracts(a)	—	802,209	—
Total	$452,141	$11,367,189	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,597,536)	$—
Futures Contracts	(499,516)	—	—
Interest Rate Swap Contracts	—	(5,105,014)	—
Credit Default Swap Contracts	—	(148,400)	—
Total	$(499,516)	$(6,850,950)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$1,348,592,666	$—
Mortgage-Backed Obligations	—	2,794,236,316	—
Asset-Backed Securities	—	929,944,026	—
Foreign Debt Obligations	911,437,201	1,490,782,138	5,710,221
Structured Notes	—	15,751,907	—
Municipal Debt Obligations	—	789,066,577	—
U.S. Treasury Obligations	4,281,346,657	—	—
Senior Term Loans	—	226,008,316	83,431,704
Short-term Investments	—	1,370,900,000	—
Total	$5,192,783,858	$8,965,281,946	$89,141,925
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(149,471,875)	$—

Derivative Type
Assets
Options Purchased	$—	$213,553,769	$—
Forward Foreign Currency Exchange Contracts(a)	—	91,507,203	—
Futures Contracts(a)	85,983,685	—	—
Interest Rate Swap Contracts(a)	—	283,455,891	—
Credit Default Swap Contracts(a)	—	29,675,771	—
Total Return Swap Contracts(a)	—	1,852,630	—
Total	$85,983,685	$620,045,264	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(77,695,101)	$—
Futures Contracts	(2,519)	—	—
Interest Rate Swap Contracts	—	(301,032,827)	—
Credit Default Swap Contracts	—	(317,086)	—
Total Return Swap Contracts	—	(208,871)	—
Total	$(2,519)	$(379,253,885)	$—
(a) Amount shown represents unrealized gain (loss) at period end.

WORLD BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$4,137,342	$4,421,800	$—
Structured Note	—	100,807	—
U.S. Treasury Obligations	1,796,930	—	—
Short-term Investments	—	1,600,000	—
Total	$5,934,272	$6,122,607	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$89,714	$—
Futures Contracts	58,847	—	—
Interest Rate Swap Contracts	—	130,477	—
Total	$58,847	$220,191	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(111,255)	$—
Futures Contracts	(13,586)	—	—
Interest Rate Swap Contracts	—	(194,721)	—
Total	$(13,586)	$(305,976)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Core Fixed Income	$1,700,000	$1,700,002	$1,744,906
Core Plus Fixed Income	8,600,000	8,600,010	8,827,173
Strategic Income	1,020,900,000	1,020,900,078	1,047,867,532
World Bond	1,600,000	1,600,002	1,642,265

REPURCHASE AGREEMENTS — At December 31, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase

Agreement Account II were as follows:

Counterparty	Interest Rate	Core Fixed Income	Core Plus Fixed Income	Strategic Income	World Bond
BNP Paribas Securities Co.	0.020%	$231,636	$1,171,805	$139,104,165	$218,010
Citigroup Global Markets, Inc.	0.010	96,803	489,710	58,133,084	91,109
Citigroup Global Markets, Inc.	0.020	380,297	1,923,859	228,379,972	357,927
Merrill Lynch & Co., Inc.	0.010	68,177	344,895	40,942,300	64,167
TD Securities USA LLC	0.010	484,015	2,448,548	290,665,420	455,544
Wells Fargo Securities LLC	0.030	439,072	2,221,183	263,675,059	413,243
TOTAL		$1,700,000	$8,600,000	$1,020,900,000	$1,600,000

At December 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.157% to 3.500%	08/14/15 to 07/03/23
Federal Home Loan Bank	0.000 to 5.250	01/03/14 to 12/13/19
Federal Home Loan Mortgage Corp.	0.450 to 7.000	11/25/14 to 12/01/43
Federal National Mortgage Association	0.000 to 7.000	05/01/14 to 01/01/44
Government National Mortgage Association	2.500 to 7.500	04/15/23 to 12/20/43
Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/14 to 11/01/18
United States Treasury Bonds	5.250 to 7.625	02/15/25 to 11/15/28
United States Treasury Inflation Protected Security	0.125	4/15/2018
United States Treasury Interest-Only Stripped Security	0.000	11/15/2015
United States Treasury Notes	0.250 to 8.875	06/30/14 to 05/31/19
United States Treasury Principal-Only Stripped Securities	0.000	02/15/14 to 08/15/18

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The Global Income and World Bond Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2014

*	Print the name and title of each signing officer under his or her signature.